UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2019 (UNAUDITED)

	Principal Amount/	Value
	Shares	(Note 2)
SHORT TERM INVESTMENTS (80.54%)
MONEY MARKET FUND (48.80%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 2.273%	15,762,916	$15,762,916
U.S. TREASURY BILLS (31.74%)
2.100%, 03/28/2019(a)	$3,450,000	3,437,515
2.325%, 06/20/2019(a)	3,400,000	3,368,887
2.520%, 09/12/2019(a)	3,500,000	3,448,021
		10,254,423

TOTAL SHORT TERM INVESTMENTS
(Cost $26,016,227)		26,017,339

TOTAL INVESTMENTS (80.54%)
(Cost $26,016,227)		$26,017,339

Other Assets In Excess Of Liabilities (19.46%)		6,287,881	(b)

NET ASSETS (100.00%)		$32,305,220

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At January 31, 2019, the Fund had the following outstanding futures contracts:

						Value and
				Expiration	Notional	Unrealized
Description	Counterparty	Position	Contracts	Date	Value	Appreciation
Commodity Contracts
Gold 100 Oz Future(a)	R.J. O'Brien & Associates LLC	Long	6	04/26/2019	$795,120	$5,801
Long Gilt Future	R.J. O'Brien & Associates LLC	Long	25	03/27/2019	4,050,552	14,363
NY Harbor ULSD Future(a)	R.J. O'Brien & Associates LLC	Short	11	02/28/2019	(867,359)	2,736
Silver Future(a)	R.J. O'Brien & Associates LLC	Long	4	03/27/2019	321,440	15,227
Foreign Currency Contracts
Swiss Franc Currency Future	R.J. O'Brien & Associates LLC	Short	14	03/19/2019	(1,766,450)	10,028
Interest Rate Contracts
10 Year U.S. Treasury Note Future	R.J. O'Brien & Associates LLC	Long	24	03/20/2019	2,939,250	22,033
Canadian 10 Year Bond Future	R.J. O'Brien & Associates LLC	Long	61	03/21/2019	6,389,923	37,257
Euro-Bond Future	R.J. O'Brien & Associates LLC	Long	33	03/10/2009	6,257,659	73,705
					$18,120,135	$181,150

						Value and
				Expiration	Notional	Unrealized
Description	Counterparty	Position	Contracts	Date	Value	Depreciation
Commodity Contracts
Copper Future(a)	R.J. O'Brien & Associates LLC	Short	19	03/27/2019	$(1,322,638)	$(59,900)
Corn Future(a)	R.J. O'Brien & Associates LLC	Long	70	03/14/2019	1,317,750	(9,097)
FTSE 100 Index Future	R.J. O'Brien & Associates LLC	Short	18	03/15/2019	(1,629,599)	(67,694)
Soybean Future(a)	R.J. O'Brien & Associates LLC	Long	19	03/14/2019	869,488	(2,532)
Sugar No. 11 (World) Future(a)	R.J. O'Brien & Associates LLC	Long	60	02/28/2019	855,456	(18,375)
WTI Crude Future(a)	R.J. O'Brien & Associates LLC	Short	8	02/20/2019	(430,320)	(9,546)
Equity Contracts
Euro Stoxx 50 Index Future	R.J. O'Brien & Associates LLC	Short	22	03/15/2019	(793,712)	(50,095)
Nikkei 225 Index Future	R.J. O'Brien & Associates LLC	Short	15	03/07/2019	(1,562,625)	(60,984)
S&P 500 E-Mini Future	R.J. O'Brien & Associates LLC	Short	12	03/15/2019	(1,622,700)	(121,710)
Foreign Currency Contracts
Australian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	56	03/19/2019	(4,071,200)	(139,718)
Canadian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	5	03/20/2019	(381,225)	(10,797)
Euro FX Currency Future	R.J. O'Brien & Associates LLC	Short	41	03/19/2019	(5,886,831)	(20,762)
Japanese Yen Currency Future	R.J. O'Brien & Associates LLC	Long	33	03/19/2019	3,801,394	(17,679)
					$(10,856,762)	$(588,889)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to Quarterly Consolidated Schedule of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

ASPEN PORTFOLIO STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2019 (UNAUDITED)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (49.76%)
SPDR® S&P 500® ETF Trust	37,140	$10,025,328
iShares® Core S&P 500® ETF	54,572	14,819,027

TOTAL EXCHANGE TRADED FUNDS
(Cost $23,036,742)		24,844,355

SHORT TERM INVESTMENTS (20.35%)
MONEY MARKET FUND (20.35%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 2.273%	10,157,896	10,157,896
TOTAL SHORT TERM INVESTMENTS
(Cost $10,157,896)		10,157,896

TOTAL INVESTMENTS (70.11%)
(Cost $33,194,638)		$35,002,251

Other Assets In Excess Of Liabilities (29.89%)		14,923,278	(a)

NET ASSETS (100.00%)		$49,925,529

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At January 31, 2019, the Fund had the following outstanding futures contracts:

						Value and
				Expiration	Notional	Unrealized
Description	Counterparty	Position	Contracts	Date	Value	Appreciation
Commodity Contracts
Gold 100 Oz Future(a)	R.J. O'Brien & Associates LLC	Long	12	04/26/2019	$1,590,240	$11,481
Long Gilt Future	R.J. O'Brien & Associates LLC	Long	46	03/27/2019	7,453,015	36,500
NY Harbor ULSD Future(a)	R.J. O'Brien & Associates LLC	Short	20	02/28/2019	(1,577,016)	15,576
Silver Future(a)	R.J. O'Brien & Associates LLC	Long	10	03/27/2019	803,600	33,717
Equity Contracts
S&P 500 E-Mini Future	R.J. O'Brien & Associates LLC	Long	198	03/15/2019	26,774,550	662,920
Interest Rate Contracts
10 Year U.S. Treasury Note Future	R.J. O'Brien & Associates LLC	Long	61	03/20/2019	7,470,594	69,457
Canadian 10 Year Bond Future	R.J. O'Brien & Associates LLC	Long	108	03/21/2019	11,313,307	92,394
Euro-Bond Future	R.J. O'Brien & Associates LLC	Long	59	03/10/2009	11,187,935	142,297
					$65,016,225	$1,064,342

						Value and
				Expiration	Notional	Unrealized
Description	Counterparty	Position	Contracts	Date	Value	Depreciation
Commodity Contracts
Copper Future(a)	R.J. O'Brien & Associates LLC	Short	35	03/27/2019	$(2,436,437)	$(112,688)
Corn Future(a)	R.J. O'Brien & Associates LLC	Long	124	03/14/2019	2,334,300	(24,746)
FTSE 100 Index Future	R.J. O'Brien & Associates LLC	Short	30	03/15/2019	(2,715,998)	(78,088)
Soybean Future(a)	R.J. O'Brien & Associates LLC	Long	34	03/14/2019	1,555,925	(3,263)
Sugar No. 11 (World) Future(a)	R.J. O'Brien & Associates LLC	Long	110	02/28/2019	1,568,336	(30,462)
WTI Crude Future(a)	R.J. O'Brien & Associates LLC	Short	15	02/20/2019	(806,850)	(20,239)
Equity Contracts
Euro Stoxx 50 Index Future	R.J. O'Brien & Associates LLC	Short	37	03/15/2019	(1,334,879)	(59,609)
Nikkei 225 Index Future	R.J. O'Brien & Associates LLC	Short	26	03/07/2019	(2,708,550)	(45,651)
Foreign Currency Contracts
Australian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	98	03/19/2019	(7,124,600)	(207,858)
Canadian Dollar Currency Future	R.J. O'Brien & Associates LLC	Short	46	03/20/2019	(3,507,270)	(82,869)
Euro FX Currency Future	R.J. O'Brien & Associates LLC	Short	49	03/19/2019	(7,035,482)	(30,409)
Japanese Yen Currency Future	R.J. O'Brien & Associates LLC	Long	61	03/19/2019	7,026,819	(32,367)
					$(15,184,686)	$(728,249)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to Quarterly Consolidated Schedule of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2019, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long- term capital appreciation. The Funds offer Class A and Class I shares. The Aspen Portfolio Strategy Fund commenced operations on December 29, 2016.

Basis of Consolidation

Aspen Futures Fund, Ltd.(the “Aspen Fund Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund, Ltd. (the “Aspen Portfolio Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Portfolio Strategy Fund. The investment objective of both the Aspen Fund Subsidiary and the Aspen Portfolio Subsidiary (collectively the “Subsidiaries”) is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiaries are subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiaries act as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of August 2, 2011 for the Aspen Fund Subsidiary and December 16, 2016 for the Aspen Portfolio Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confers upon a shareholder the right to wholly own and vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. Each Fund may invest up to 25% of their total assets in shares of the Subsidiaries. All investments held by the Subsidiaries are disclosed in the accounts of each Fund. As a wholly owned subsidiary of the Funds, all assets and liabilities, income and expenses of the Subsidiaries are consolidated in the Consolidated Schedules of Investments of the Funds. All investments held by the Subsidiaries are disclosed in the accounts of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedules of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds and Subsidiaries in preparation of the Consolidated Schedules of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2019 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the- counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in their entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2019 (Unaudited)

The following is a summary of each input used to value the Funds as of January 31, 2019:

Aspen Managed Futures Strategy Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments
Money Market Fund	$15,762,916	$–	$–	$15,762,916
U.S. Treasury Bills	–	10,254,423	–	10,254,423
TOTAL	$15,762,916	$10,254,423	$–	$26,017,339
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$38,127	$–	$–	$38,127
Foreign Currency Contracts	10,028	–	–	10,028
Interest Rate Contracts	132,995	–	–	132,995
Liabilities:
Futures Contracts
Commodity Contracts	(167,144)	–	–	(167,144)
Equity Contracts	(232,789)	–	–	(232,789)
Foreign Currency Contracts	(188,956)	–	–	(188,956)
TOTAL	$(407,739)	$–	$–	$(407,739)

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2019 (Unaudited)

Aspen Portfolio Strategy Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$24,844,355	$–	$–	$24,844,355
Short Term Investments	10,157,896	–	–	10,157,896
TOTAL	$35,002,251	$–	$–	$35,002,251
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$97,274	$–	$–	$97,274
Equity Contracts	662,920	–	–	662,920
Interest Rate Contracts	304,148	–	–	304,148
Liabilities:
Futures Contracts
Commodity Contracts	(269,486)	–	–	(269,486)
Equity Contracts	(105,260)	–	–	(105,260)
Foreign Currency Contracts	(353,503)	–	–	(353,503)
TOTAL	$336,093	$–	$–	$336,093

For the nine months ended January 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to their average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Notes to Quarterly Consolidated

Schedules of Investments

January 31, 2019 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill their contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay their obligation early, reducing the amount of interest payments).

•	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•	Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiaries enter into a futures contract, it is required to deposit with (or for the benefit of) their broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiaries each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiaries enter into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Funds’ or the Subsidiaries’ ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiaries are reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (70.37%)
COMMUNICATIONS (0.89%)
Internet (0.89%)
Stamps.com, Inc. (a)	10,665	$1,984,543

TOTAL COMMUNICATIONS		1,984,543

CONSUMER DISCRETIONARY (15.11%)
Apparel & Textile Products (1.45%)
Ralph Lauren Corp.	13,666	1,587,169
Under Armour, Inc. , Class A(a)	80,124	1,661,772
		3,248,941

Automotive (2.05%)
Gentex Corp.	141,545	2,997,923
Gentherm, Inc. (a)	37,246	1,585,190
		4,583,113

Gaming, Lodging & Restaurants (2.42%)
Cheesecake Factory, Inc.	23,330	1,047,050
Royal Caribbean Cruises, Ltd.	36,298	4,357,575
		5,404,625

Leisure (0.44%)
TripAdvisor, Inc. (a)	17,025	976,895

Passenger Transportation (1.33%)
JetBlue Airways Corp. (a)	165,188	2,971,732

Retail - Consumer Discretionary (7.42%)
L Brands, Inc.	68,551	1,908,460
Nordstrom, Inc.	49,463	2,295,578
Sleep Number Corp. (a)	87,561	3,152,196
TJX Cos., Inc.	164,861	8,198,537
Urban Outfitters, Inc. (a)	31,651	1,022,327
		16,577,098

TOTAL CONSUMER DISCRETIONARY		33,762,404

CONSUMER, CYCLICAL (0.76%)
Retail (0.76%)
MSC Industrial Direct Co., Inc. , Class A	20,443	1,706,786

TOTAL CONSUMER, CYCLICAL		1,706,786

ENERGY (1.35%)
Oil, Gas & Coal (1.35%)
Core Laboratories NV	11,750	792,655
Southwestern Energy Co. (a)	450,490	1,968,641
Ultra Petroleum Corp. (a)	337,188	242,776
		3,004,072

TOTAL ENERGY		3,004,072

FINANCIALS (0.59%)
Banks (0.59%)
TCF Financial Corp.	59,817	1,325,545

TOTAL FINANCIALS		1,325,545

		Value
	Shares	(Note 2)
HEALTH CARE (12.72%)
Medical Equipment & Devices (12.72%)
Align Technology, Inc. (a)	25,576	$6,367,145
Edwards Lifesciences Corp. (a)	69,391	11,825,614
Intuitive Surgical, Inc. (a)	10,754	5,631,225
Myriad Genetics, Inc. (a)	45,074	1,270,636
Varian Medical Systems, Inc. (a)	25,305	3,341,019
		28,435,639

TOTAL HEALTH CARE		28,435,639

INDUSTRIALS (6.83%)
Electrical Equipment (0.58%)
Cognex Corp.	28,730	1,307,215

Machinery (3.29%)
Graco, Inc.	43,386	1,879,916
Middleby Corp. (a)	46,499	5,469,212
		7,349,128

Manufactured Goods (1.48%)
Proto Labs, Inc. (a)	26,585	3,300,528

Transportation & Logistics (1.48%)
Landstar System, Inc.	32,644	3,315,977

TOTAL INDUSTRIALS		15,272,848

TECHNOLOGY (32.12%)
Design, Manufacturing & Distribution (2.17%)
Plexus Corp. (a)	86,352	4,846,074

Hardware (9.71%)
Dolby Laboratories, Inc. , Class A	52,290	3,379,503
Garmin, Ltd.	51,513	3,563,669
Plantronics, Inc.	53,751	2,085,001
Seagate Technology PLC	72,240	3,198,787
Super Micro Computer, Inc. (a)	100,135	1,512,039
Ubiquiti Networks, Inc.	54,563	5,904,262
ViaSat, Inc. (a)	33,020	2,070,024
		21,713,285

Semiconductors (3.85%)
IPG Photonics Corp. (a)	12,927	1,719,291
Microchip Technology, Inc.	32,285	2,594,746
Power Integrations, Inc.	53,175	3,509,550
Synaptics, Inc. (a)	19,955	794,209
		8,617,796

Software (12.37%)
Akamai Technologies, Inc. (a)	56,482	3,676,978
Autodesk, Inc. (a)	45,567	6,707,462
Intuit, Inc.	31,241	6,742,433
Manhattan Associates, Inc. (a)	32,180	1,569,419
Open Text Corp.	146,552	5,223,113
RealPage, Inc. (a)	66,752	3,722,759
		27,642,164

		Value
	Shares	(Note 2)
TECHNOLOGY (continued)
Technology Services (4.02%)
FactSet Research Systems, Inc.	20,188	$4,413,702
IHS Markit, Ltd. (a)	28,405	1,474,788
Medidata Solutions, Inc. (a)	24,130	1,712,265
Paychex, Inc.	19,487	1,379,679
		8,980,434

TOTAL TECHNOLOGY		71,799,753

TOTAL COMMON STOCKS
(Cost $100,483,555)		157,291,590

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (21.58%)
COMMUNICATIONS (1.34%)
Cable & Satellite (0.36%)
Comcast Corp.
3.375%08/15/2025	$810,000	813,036
Entertainment Content (0.32%)
CBS Corp.
4.000%01/15/2026	726,000	718,354
Wireless Telecommunications Services (0.66%)
AT&T, Inc.
4.250%03/01/2027	741,000	750,808
4.450%04/01/2024	4,000	4,158
Verizon Communications, Inc.
4.125%03/16/2027	698,000	716,740
		1,471,706
TOTAL COMMUNICATIONS		3,003,096
CONSUMER DISCRETIONARY (2.62%)
Airlines (0.32%)
Southwest Airlines Co.
3.000%11/15/2026	756,000	712,278
Apparel & Textile Products (0.31%)
Cintas Corp. No 2
3.700%04/01/2027	710,000	705,938
Automobiles Manufacturing (0.59%)
Ford Motor Co.
4.346%12/08/2026	725,000	649,550
General Motors Co.
4.875%10/02/2023	650,000	662,241
		1,311,791
Restaurants (0.32%)
McDonald's Corp., Series MTN
6.300%03/01/2038	604,000	722,746
Retail - Consumer Discretionary (1.08%)
Advance Auto Parts, Inc.
4.500%12/01/2023	685,000	702,364
5.750%05/01/2020	3,000	3,107
Amazon.com, Inc.
5.200%12/03/2025	885,000	996,166
Lowe's Cos., Inc.
2.500%04/15/2026	770,000	707,756
		2,409,393
TOTAL CONSUMER DISCRETIONARY		5,862,146
CONSUMER STAPLES (0.97%)
Food & Beverage (0.31%)
Anheuser-Busch InBev Finance, Inc.
3.650%02/01/2026	715,000	702,316
Mass Merchants (0.34%)
Costco Wholesale Corp.
2.750%05/18/2024	760,000	748,528

	Principal	Value
	Amount	(Note 2)
Supermarkets & Pharmacies (0.32%)
CVS Health Corp.
5.000%12/01/2024	$675,000	$713,548
TOTAL CONSUMER STAPLES		2,164,392
ENERGY (2.24%)
Exploration & Production (0.33%)
Conoco Funding Co.
7.250%10/15/2031	551,000	734,525
Pipeline (1.91%)
Boardwalk Pipelines LP
5.950%06/01/2026	670,000	694,095
Enbridge Energy Partners LP
4.200%09/15/2021	4,000	4,063
5.875%10/15/2025	643,000	712,157
Enterprise Products Operating LLC
3.950%02/15/2027	710,000	721,492
MPLX LP
4.125%03/01/2027	748,000	732,798
ONEOK Partners LP
4.900%03/15/2025	680,000	706,550
Williams Cos., Inc.
3.900%01/15/2025	711,000	712,185
		4,283,340
TOTAL ENERGY		5,017,865
FINANCIALS (4.17%)
Banks (0.65%)
Bank of America Corp., Series L
4.183%11/25/2027	715,000	719,377
Wells Fargo & Co., Series GMTN
4.300%07/22/2027	710,000	726,107
		1,445,484
Consumer Finance (0.32%)
American Express Co.
3.625%12/05/2024	708,000	711,298
Diversified Banks (0.96%)
Citigroup, Inc.
4.300%11/20/2026	720,000	721,958
JPMorgan Chase & Co.
3.375%05/01/2023	717,000	716,311
US Bancorp, Series MTN
3.100%04/27/2026	739,000	719,414
		2,157,683
Financial Services (1.27%)
BlackRock, Inc.
3.200%03/15/2027	736,000	727,876
Morgan Stanley
2.750%05/19/2022	695,000	685,242
National Rural Utilities Cooperative Finance Corp.
2.950%02/07/2024	707,000	699,289
Northern Trust Corp.
3.950%10/30/2025	693,000	719,031
		2,831,438
Life Insurance (0.32%)
MetLife, Inc.
3.600%11/13/2025	710,000	719,147
Property & Casualty Insurance (0.33%)
American International Group, Inc.
3.750%07/10/2025	740,000	729,295

	Principal	Value
	Amount	(Note 2)
Real Estate (0.32%)
Welltower, Inc.
4.250%04/01/2026	$712,000	$718,544
TOTAL FINANCIALS		9,312,889
HEALTH CARE (1.29%)
Managed Care (0.64%)
Anthem, Inc.
3.650%12/01/2027	731,000	719,869
UnitedHealth Group, Inc.
3.750%07/15/2025	691,000	716,343
		1,436,212
Pharmaceuticals (0.65%)
AbbVie, Inc.
3.600%05/14/2025	719,000	711,358
Johnson & Johnson
5.850%07/15/2038	572,000	732,487
		1,443,845
TOTAL HEALTH CARE		2,880,057
INDUSTRIALS (2.92%)
Aerospace & Defense (0.62%)
Lockheed Martin Corp.
3.100%01/15/2023	680,000	683,039
Rockwell Collins, Inc.
3.500%03/15/2027	730,000	703,648
		1,386,687
Commercial Services & Supplies (0.33%)
Waste Management, Inc.
3.150%11/15/2027	745,000	725,891
Electrical Equipment Manufacturing (0.30%)
Emerson Electric Co.
5.000%04/15/2019	1,000	1,004
General Electric Co., Series MTN
5.875%01/14/2038	653,000	663,924
		664,928
Engineering & Construction (0.32%)
Fluor Corp.
4.250%09/15/2028	725,000	707,570
Railroad (0.72%)
Burlington Northern Santa Fe LLC
3.000%03/15/2023	2,000	2,004
3.400%09/01/2024	875,000	889,473
Union Pacific Corp.
3.250%08/15/2025	735,000	726,489
		1,617,966
Transportation & Logistics (0.31%)
United Parcel Service, Inc.
6.200%01/15/2038	558,000	700,591
Waste & Environmental Services & Equipment (0.32%)
Republic Services, Inc.
3.375%11/15/2027	735,000	716,119
5.500%09/15/2019	1,000	1,015
		717,134
TOTAL INDUSTRIALS		6,520,767
INFORMATION TECHNOLOGY (0.32%)
Semiconductors (0.32%)
Analog Devices, Inc.
3.900%12/15/2025	711,000	706,436

TOTAL INFORMATION TECHNOLOGY		706,436
UTILITIES (5.71%)
Utilities (5.71%)
Arizona Public Service Co.
8.750%03/01/2019	415,000	416,724
Black Hills Corp.
3.150%01/15/2027	700,000	652,123

	Principal	Value
	Amount	(Note 2)
Utilities (continued)
CenterPoint Energy, Inc.
3.850%02/01/2024	$700,000	$705,515
CMS Energy Corp.
3.000%05/15/2026	760,000	718,108
Dominion Energy, Inc., Series B
2.750%09/15/2022	695,000	676,066
DTE Energy Co., Series C
3.500%06/01/2024	715,000	702,191
Duke Energy Corp.
3.950%10/15/2023	690,000	705,732
Edison International
2.400%09/15/2022	745,000	681,356
Interstate Power & Light Co.
3.400%08/15/2025	723,000	706,065
ITC Holdings Corp.
4.050%07/01/2023	540,000	549,536
Jersey Central Power & Light Co.
7.350%02/01/2019	521,000	521,000
Nevada Power Co.
7.125%03/15/2019	3,000	3,014
NiSource, Inc.
3.850%02/15/2023	695,000	703,569
Potomac Electric Power Co.
3.600%03/15/2024	698,000	711,842
PPL Capital Funding, Inc.
3.100%05/15/2026	820,000	768,480
PSEG Power LLC
4.300%11/15/2023	675,000	689,901
Puget Energy, Inc.
3.650%05/15/2025	725,000	711,344
Sempra Energy
2.875%10/01/2022	720,000	699,179
Virginia Electric & Power Co., Series A
3.800%04/01/2028	710,000	717,477
Wisconsin Electric Power Co.
3.100%06/01/2025	735,000	725,954
TOTAL UTILITIES		12,765,176

TOTAL CORPORATE BONDS
(Cost $48,797,364)		48,232,824

FOREIGN CORPORATE BONDS (0.65%)
ENERGY (0.33%)
Pipeline (0.33%)
TransCanada PipeLines, Ltd.
7.250%08/15/2038	572,000	735,117
TOTAL ENERGY		735,117
INDUSTRIALS (0.32%)
Electrical Equipment Manufacturing (0.32%)
Tyco Electronics Group SA
3.500%02/03/2022	708,000	709,632
TOTAL INDUSTRIALS		709,632

TOTAL FOREIGN CORPORATE BONDS
(Cost $1,460,817)		1,444,749

FOREIGN GOVERNMENT BONDS (0.49%)
Corp Andina de Fomento
8.125%06/04/2019	375,000	381,997

	Principal	Value
	Amount	(Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Province of Quebec Canada, Series NN
7.125%02/09/2024	$590,000	$702,449
		1,084,446
TOTAL		1,084,446

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,081,232)		1,084,446

GOVERNMENT & AGENCY OBLIGATIONS (3.46%)
U.S. Treasury Bonds
1.500%08/15/2026	689,000	639,290
2.875%05/15/2028	2,000,000	2,041,406
6.500%11/15/2026	77,000	98,344
U.S. Treasury Notes
0.875%07/31/2019	5,000,000	4,960,449
TOTAL		7,739,489

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $7,711,000)		7,739,489

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (3.25%)
MONEY MARKET FUND (3.25%)
Fidelity Investments Money Market Funds - Government Portfolio - Class I	2.276	%(b)	7,265,091	7,265,091

TOTAL SHORT TERM INVESTMENTS
(Cost $7,265,091)				7,265,091

TOTAL INVESTMENTS (99.80%)
(Cost $166,799,059)				$223,058,189

Other Assets In Excess Of Liabilities (0.20%)				457,005

NET ASSETS (100.00%)				$223,515,194

(a)	Non-Income Producing Security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments
January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial

Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments
January 31, 2019 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments
January 31, 2019 (Unaudited)

The following is a summary of each input used to value the Fund as of January 31, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$157,291,590	$–	$–	$157,291,590
Corporate Bonds(a)	–	48,232,824	–	48,232,824
Foreign Corporate Bonds(a)	–	1,444,749	–	1,444,749
Foreign Government Bonds(a)	–	1,084,446	–	1,084,446
Government & Agency Obligations(a)	–	7,739,489	–	7,739,489
Short Term Investments	7,265,091	–	–	7,265,091
TOTAL	$164,556,681	$58,501,508	$–	$223,058,189

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Disciplined Growth Investors Fund	Common Stock	Total
Balance as of April 30, 2018	$41,846	$41,846
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	224,254	224,254
Purchases	-	-
Sale Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	(266,100)	(266,100)
Balance as of January 31, 2019	$-	$-
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2019	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Schedule of Investments

Emerald Growth Fund

January 31, 2019 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 97.76%
Consumer Discretionary: 20.19%
768,349	American Eagle Outfitters, Inc.	$16,227,531
1,044,667	Chegg, Inc.(a)	36,793,172
153,416	Children's Place, Inc.	14,844,532
163,065	Churchill Downs, Inc.	14,998,719
202,299	Chuy's Holdings, Inc.(a)	4,596,233
512,123	Del Taco Restaurants, Inc.(a)	5,320,958
155,218	Eldorado Resorts, Inc.(a)	7,236,263
240,611	Etsy, Inc.(a)	13,149,391
222,162	Five Below, Inc.(a)	27,488,104
362,240	Instructure, Inc.(a)	14,319,347
74,934	Jack in the Box, Inc.	6,065,908
249,281	Marcus Corp.	11,110,454
76,323	Meritage Homes Corp.(a)	3,440,641
575,849	Noodles & Co.(a)	4,146,113
198,716	Ollie's Bargain Outlet Holdings, Inc.(a)	15,533,630
385,313	Planet Fitness, Inc., Class A(a)	22,317,329
509,778	SeaWorld Entertainment, Inc.(a)	13,279,717
455,511	Steven Madden, Ltd.	14,872,434
370,375	Tilly's, Inc., Class A	4,485,241
105,120	Urban Outfitters, Inc.(a)	3,395,376
232,706	YETI Holdings, Inc.(a)	3,958,329
		257,579,422

Consumer Staples: 2.31%
469,817	Freshpet, Inc.(a)	16,899,318
637,889	Simply Good Foods Co.(a)	12,623,823
		29,523,141

Energy: 0.89%
349,237	Callon Petroleum Co.(a)	2,842,789
34,894	Delek US Holdings, Inc.	1,134,404
425,000	Enphase Energy, Inc.(a)	3,072,750
332,150	New Fortress Energy LLC(a)	4,341,200
		11,391,143

Financial Services: 11.83%
98,484	Bryn Mawr Bank Corp.	3,642,923
1,040,117	Cadence BanCorp	19,502,194
62,684	CenterState Bank Corp.	1,554,563
55,159	CNB Financial Corp.	1,393,868
214,776	eHealth, Inc.(a)	13,135,700
1,011,100	Everi Holdings, Inc.(a)	6,723,815
122,502	First Choice Bancorp	2,647,268
168,720	Green Dot Corp., Class A(a)	12,488,654
364,575	Industrial Logistics Properties Trust, REIT	7,834,717
64,930	LendingTree, Inc.(a)	19,241,356

		Value
Shares		(Note 2)
Financial Services (continued)
84,619	Live Oak Bancshares, Inc.	$1,176,204
303,990	Moelis & Co., Class A	13,299,562
544,605	Monmouth Real Estate Investment Corp.	7,482,873
229,926	National Commerce Corp.(a)	9,361,437
349,268	OceanFirst Financial Corp.	8,385,925
172,312	Opus Bank	3,601,321
448,774	Pacific Premier Bancorp, Inc.(a)	13,351,027
191,196	Union Bankshares Corp.	6,034,146
		150,857,553

Health Care: 24.73%
125,000	Acer Therapeutics, Inc.(a)	3,061,250
347,439	Adamas Pharmaceuticals, Inc.(a)	3,126,951
485,065	Aimmune Therapeutics, Inc.(a)	11,408,729
231,410	Arena Pharmaceuticals, Inc.(a)	10,637,918
238,394	Assembly Biosciences, Inc.(a)	5,430,615
269,960	AtriCure, Inc.(a)	8,355,262
268,288	Avrobio, Inc.(a)	3,342,869
949,132	BioDelivery Sciences International, Inc.(a)	4,384,990
286,770	Biohaven Pharmaceutical Holding Co., Ltd.(a)	10,923,069
222,991	Catalent, Inc.(a)	8,235,058
224,593	Deciphera Pharmaceuticals, Inc.(a)	6,034,814
560,543	Dicerna Pharmaceuticals, Inc.(a)	5,779,198
200,000	Eloxx Pharmaceuticals, Inc.(a)	2,412,000
89,307	Haemonetics Corp.(a)	8,833,355
539,817	Horizon Pharma Plc(a)	11,600,667
66,973	Inogen, Inc.(a)	10,126,987
473,940	Insmed, Inc.(a)	11,521,481
199,283	Integer Holdings Corp.(a)	16,139,930
24,758	Intercept Pharmaceuticals, Inc.(a)	2,987,796
150,400	IntriCon Corp.(a)	3,898,368
833,486	Karyopharm Therapeutics, Inc.(a)	7,059,627
49,481	LivaNova PLC(a)	4,568,086
84,809	Loxo Oncology, Inc.(a)	19,896,191
174,830	Merit Medical Systems, Inc.(a)	9,883,140
1,102,288	NeoGenomics, Inc.(a)	18,320,027
15,000	Oncocyte Corp.(a)	70,650
325,326	OraSure Technologies, Inc.(a)	4,180,439
124,080	PTC Therapeutics, Inc.(a)	3,862,610
221,586	Reata Pharmaceuticals, Inc., Class A(a)	17,675,915
401,235	Replimune Group, Inc.(a)	4,858,956
24,665	Sarepta Therapeutics, Inc.(a)	3,445,947
186,939	Savara, Inc.(a)	1,418,867
381,980	Senseonics Holdings, Inc.(a)	958,770
73,000	Sientra, Inc.(a)	811,760
155,571	T2 Biosystems, Inc.(a)	544,499
104,781	Tabula Rasa HealthCare, Inc.(a)	6,316,199
434,707	Tandem Diabetes Care, Inc.(a)	18,901,060
348,054	Teladoc, Inc.(a)	22,345,067

		Value
Shares		(Note 2)
Health Care (continued)
105,684	Twist Bioscience Corp.(a)	$2,444,471
133,935	Varex Imaging Corp.(a)	3,815,808
400,000	Vericel Corp.(a)	6,880,000
206,523	Zogenix, Inc.(a)	9,035,381
		315,534,777

Materials & Processing: 4.34%
277,081	Allegheny Technologies, Inc.(a)	7,589,249
77,547	Carpenter Technology Corp.	3,664,871
56,752	Innospec, Inc.	3,987,963
465,340	Livent Corp.(a)	5,891,204
470,670	PQ Group Holdings, Inc.(a)	7,083,584
389,399	Trex Co., Inc.(a)	27,164,474
		55,381,345

Producer Durables: 8.58%
247,696	Air Transport Services Group, Inc.(a)	5,882,780
85,470	Chart Industries, Inc.(a)	6,384,609
188,682	Dycom Industries, Inc.(a)	10,952,990
280,817	H&E Equipment Services, Inc.	7,517,471
85,306	Insperity, Inc.	9,100,444
164,637	Knoll, Inc.	3,319,082
1,161,756	Kratos Defense & Security Solutions, Inc.(a)	17,995,601
179,333	NV5 Global, Inc.(a)	12,691,396
215,416	Tetra Tech, Inc.	11,888,809
293,276	TriNet Group, Inc.(a)	13,390,982
415,770	Tutor Perini Corp.(a)	7,155,402
422,647	US Xpress Enterprises, Inc., Class A(a)	3,119,135
		109,398,701

Technology: 21.90%
187,500	Alarm.com Holdings, Inc.(a)	11,799,375
272,629	Box, Inc., Class A(a)	5,703,399
626,079	Ciena Corp.(a)	23,847,349
116,163	Cloudera, Inc.(a)	1,568,200
338,175	Cray, Inc.(a)	7,419,559
175,758	EPAM Systems, Inc.(a)	24,866,242
538,431	ForeScout Technologies, Inc.(a)	16,422,146
1,176,541	Glu Mobile, Inc.(a)	11,459,509
298,737	Internap Corp.(a)	1,616,167
730,058	Leaf Group, Ltd.(a)	5,606,845
157,913	Lumentum Holdings, Inc.(a)	7,723,525
324,652	Mercury Systems, Inc.(a)	19,034,347
362,060	Model N, Inc.(a)	5,253,491
80,529	New Relic, Inc.(a)	8,185,773
469,206	PlayAGS, Inc.(a)	11,758,302
273,179	Pluralsight, Inc., Class A(a)	8,189,906
160,820	Proofpoint, Inc.(a)	16,382,733
275,369	Pure Storage, Inc., Class A(a)	4,931,859
116,046	Q2 Holdings, Inc.(a)	6,896,614
57,180	Quantenna Communications, Inc.(a)	854,269
517,130	Rapid7, Inc.(a)	20,778,283

		Value
Shares		(Note 2)
Technology (continued)
310,063	Sailpoint Technologies Holding, Inc.(a)	$8,852,299
386,378	SVMK, Inc.(a)	5,026,778
645,536	USA Technologies, Inc.(a)	3,815,118
360,161	Varonis Systems, Inc.(a)	21,278,312
376,460	Vocera Communications, Inc.(a)	15,367,097
98,586	Zscaler, Inc.(a)	4,768,605
		279,406,102

Utilities: 2.99%
318,120	Boingo Wireless, Inc.(a)	7,673,055
205,625	Cogent Communications Holdings, Inc.	9,962,531
50,565	Shenandoah Telecommunications Co.	2,408,411
1,991,275	Vonage Holdings Corp.(a)	18,140,515
		38,184,512

	Total Common Stocks
	(Cost $967,809,769)	1,247,256,696

SHORT TERM INVESTMENTS: 3.13%
	Dreyfus Government Cash Management Fund - Institutional Class
39,921,471	2.287% (7-Day Yield)	39,921,471

	Total Short Term Investments
	(Cost $39,921,471)	39,921,471

Total Investments: 100.89%
(Cost $1,007,731,240)		1,287,178,167

Liabilities In Excess Of Other Assets: (0.89)%		(11,360,854)
Net Assets: 100.00%		$1,275,817,313

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Small Cap Value Fund

January 31, 2019 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 95.41%
Consumer Discretionary: 12.30%
2,230	Aaron's, Inc.	$111,634
2,382	Eldorado Resorts, Inc.(a)	111,049
6,288	GameStop Corp., Class A	71,306
7,577	Gray Television, Inc.(a)	126,612
6,630	Meritor, Inc.(a)	137,107
5,581	ZAGG, Inc.(a)	62,619
		620,327

Energy: 4.94%
2,831	Delek US Holdings, Inc.	92,035
4,136	Mammoth Energy Services, Inc.	91,530
2,292	Whiting Petroleum Corp.(a)	65,620
		249,185

Financial Services: 38.64%
4,228	Amalgamated Bank, Class A	75,850
1,194	Americold Realty Trust	35,008
2,971	Ares Management Corp.	61,975
1,312	Bank of NT Butterfield & Son, Ltd.	45,986
4,803	Bank7 Corp.(a)	74,879
4,315	Baycom Corp.(a)	93,204
5,306	Bridgewater Bancshares, Inc.(a)	59,162
2,433	Capital Bancorp, Inc.(a)	28,588
2,505	CNB Financial Corp.	63,301
4,032	Donnelley Financial Solutions, Inc.(a)	59,028
1,805	Employers Holdings, Inc.	76,478
1,833	Equity Bancshares, Inc., Class A(a)	58,198
552	Euronet Worldwide, Inc.(a)	63,486
8,116	Everi Holdings, Inc.(a)	53,971
820	First Merchants Corp.	30,037
6,313	Heritage Insurance Holdings, Inc.	91,665
2,170	Innovative Industrial Properties, Inc., REIT	134,367
3,200	Investar Holding Corp.	73,792
3,825	Meta Financial Group, Inc.	90,079
1,593	Moelis & Co., Class A	69,694
2,551	People's Utah Bancorp	74,999
3,555	Plymouth Industrial REIT, Inc., REIT	57,022
2,075	Popular, Inc.	113,315
3,140	Rexford Industrial Realty, Inc., REIT	105,504
7,164	The Bancorp, Inc.(a)	60,751
3,581	TPG RE Finance Trust, Inc.	71,011
1,905	Triumph Bancorp, Inc.(a)	58,026
6,383	Victory Capital Holdings, Inc.(a)	69,575
		1,948,951

		Value
Shares		(Note 2)
Health Care: 2.85%
1,060	Biohaven Pharmaceutical Holding Co., Ltd.(a)	$40,375
1,976	Karyopharm Therapeutics, Inc.(a)	16,737
3,042	Varex Imaging Corp.(a)	86,667
		143,779

Materials & Processing: 9.41%
2,052	Apogee Enterprises, Inc.	69,912
5,563	Builders FirstSource, Inc.(a)	73,543
2,731	Kirkland Lake Gold, Ltd.	87,856
4,551	Koppers Holdings, Inc.(a)	103,718
1,687	Universal Forest Products, Inc.	51,993
2,464	US Concrete, Inc.(a)	87,718
		474,740

Producer Durables: 14.32%
2,388	Air Lease Corp.	90,602
2,151	Columbus McKinnon Corp.	77,866
1,199	Cubic Corp.	77,060
845	Dycom Industries, Inc.(a)	49,052
1,314	ICF International, Inc.	86,619
2,306	Kennametal, Inc.	86,659
1,254	OSI Systems, Inc.(a)	112,472
2,611	Trinity Industries, Inc.	61,045
10,940	US Xpress Enterprises, Inc., Class A(a)	80,737
		722,112

Technology: 11.60%
4,294	Kulicke & Soffa Industries, Inc.	96,744
539	MicroStrategy, Inc., Class A(a)	68,394
1,867	MKS Instruments, Inc.	152,403
10,935	Photronics, Inc.(a)	116,895
3,619	PlayAGS, Inc.(a)	90,692
4,024	Turtle Beach Corp.(a)	59,917
		585,045

Utilities: 1.35%
7,475	Vonage Holdings Corp.(a)	68,097

	Total Common Stocks
	(Cost $4,534,780)	4,812,236

SHORT TERM INVESTMENTS: 3.94%
	Dreyfus Government Cash Management Fund - Institutional Class
198,531	2.287% (7-Day Yield)	198,531

	Total Short Term Investments
	(Cost $198,531)	198,531

Value
Shares	(Note 2)
Utilities (continued)

Total Investments: 99.35%
(Cost $4,733,311) 5,010,767

Other Assets In Excess Of Liabilities: 0.65%	33,014
Net Assets: 100.00%	$5,043,781

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2019 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 97.76%
Consumer Discretionary: 19.70%
337	Amazon.com, Inc.(a)	$579,212
1,293	BorgWarner, Inc.	52,884
642	Burlington Stores, Inc.(a)	110,238
7,666	Chegg, Inc.(a)	269,996
3,629	Cinemark Holdings, Inc.	148,499
4,547	Eldorado Resorts, Inc.(a)	211,981
514	Home Depot, Inc.	94,334
2,602	Malibu Boats, Inc., Class A(a)	105,511
1,112	Overstock.com, Inc.(a)	19,293
973	PVH Corp.	106,164
1,384	Royal Caribbean Cruises, Ltd.	166,149
8,192	SeaWorld Entertainment, Inc.(a)	213,402
		2,077,663

Consumer Staples: 0.91%
383	Boston Beer Co., Inc., Class A(a)	95,428

Energy: 6.12%
1,448	Delek US Holdings, Inc.	47,074
972	Diamondback Energy, Inc.	100,233
15,931	Extraction Oil & Gas, Inc.(a)	62,768
4,109	Magnolia Oil & Gas Corp.(a)	49,472
2,527	Mammoth Energy Services, Inc.	55,923
4,329	Patterson-UTI Energy, Inc.	52,511
2,600	ProPetro Holding Corp.(a)	42,484
6,746	Range Resources Corp.	74,408
12,881	TETRA Technologies, Inc.(a)	27,437
4,216	Viper Energy Partners LP	133,689
		645,999

Financial Services: 10.94%
434	Alliance Data Systems Corp.	77,074
3,062	Bank of America Corp.	87,175
636	Bank of NT Butterfield & Son, Ltd.	22,292
2,533	Citigroup, Inc.	163,277
2,268	Curo Group Holdings Corp.(a)	28,350
2,880	First Data Corp., Class A(a)	70,992
1,343	Fiserv, Inc.(a)	111,375
780	LendingTree, Inc.(a)	231,145
608	SVB Financial Group(a)	141,895
879	Visa, Inc., Class A	118,674
2,287	Western Alliance Bancorp(a)	101,269
		1,153,518

Health Care: 14.15%
1,194	Abbott Laboratories	87,138
1,298	AbbVie, Inc.	104,217
725	Alnylam Pharmaceuticals, Inc.(a)	60,559

		Value
Shares		(Note 2)
Health Care (continued)
6,260	BioDelivery Sciences International, Inc.(a)	$28,921
1,447	Biohaven Pharmaceutical Holding Co., Ltd.(a)	55,116
1,683	BioTelemetry, Inc.(a)	120,873
1,429	Catalent, Inc.(a)	52,773
1,649	Deciphera Pharmaceuticals, Inc.(a)	44,309
9,614	Dicerna Pharmaceuticals, Inc.(a)	99,121
3,336	Insmed, Inc.(a)	81,098
1,779	Integer Holdings Corp.(a)	144,081
1,540	PTC Therapeutics, Inc.(a)	47,940
1,601	Reata Pharmaceuticals, Inc., Class A(a)	127,712
803	Sarepta Therapeutics, Inc.(a)	112,187
593	Tabula Rasa HealthCare, Inc.(a)	35,746
1,540	Tandem Diabetes Care, Inc.(a)	66,959
2,270	Teladoc, Inc.(a)	145,734
718	Veeva Systems, Inc., Class A(a)	78,305
		1,492,789

Materials & Processing: 8.17%
4,404	Allegheny Technologies, Inc.(a)	120,626
1,260	Berry Global Group, Inc.(a)	62,055
703	DMC Global, Inc.	24,268
6,040	GMS, Inc.(a)	114,337
1,432	Innospec, Inc.	100,627
3,889	Koppers Holdings, Inc.(a)	88,630
4,910	Livent Corp.(a)	62,161
1,545	Masco Corp.	50,073
970	Scotts Miracle-Gro Co.	72,119
2,384	Trex Co., Inc.(a)	166,308
		861,204

Producer Durables: 7.16%
557	Chart Industries, Inc.(a)	41,608
242	CoStar Group, Inc.(a)	94,559
1,075	Dycom Industries, Inc.(a)	62,404
4,118	Kratos Defense & Security Solutions, Inc.(a)	63,788
690	NV5 Global, Inc.(a)	48,831
1,602	OSI Systems, Inc.(a)	143,683
893	Parker-Hannifin Corp.	147,175
1,022	TopBuild Corp.(a)	53,972
6,749	US Xpress Enterprises, Inc., Class A(a)	49,808
719	Wabtec Corp.	49,726
		755,554

Technology: 28.99%
161	Adobe, Inc.(a)	39,899
1,668	Alarm.com Holdings, Inc.(a)	104,967
287	Alphabet, Inc., Class A(a)	323,130
2,458	Apple, Inc.	409,109
677	Facebook, Inc., Class A(a)	112,849
1,669	Fortinet, Inc.(a)	127,795
8,761	Glu Mobile, Inc.(a)	85,332

		Value
Shares		(Note 2)
Technology (continued)
3,988	Internap Corp.(a)	$21,575
977	Lumentum Holdings, Inc.(a)	47,785
4,971	Microsoft Corp.	519,122
778	Nutanix, Inc., Class A(a)	39,857
601	NVIDIA Corp.	86,394
4,738	ON Semiconductor Corp.(a)	94,950
508	Palo Alto Networks, Inc.(a)	109,129
7,724	PlayAGS, Inc.(a)	193,563
1,091	Proofpoint, Inc.(a)	111,140
760	PTC, Inc.(a)	64,440
4,092	Rapid7, Inc.(a)	164,417
382	salesforce.com, Inc.(a)	58,053
310	ServiceNow, Inc.(a)	68,206
947	Take-Two Interactive Software, Inc.(a)	99,956
1,570	USA Technologies, Inc.(a)	9,279
2,820	Varonis Systems, Inc.(a)	166,606
		3,057,553

Utilities: 1.62%
18,759	Vonage Holdings Corp.(a)	170,894

	Total Common Stocks
	(Cost $9,045,490)	10,310,602

MASTER LIMITED PARTNERSHIPS: 0.39%
Financial Services: 0.39%
1,040	Lazard, Ltd., Class A	41,382

	Total Master Limited Partnerships
	(Cost $33,112)	41,382

SHORT TERM INVESTMENTS: 2.08%
	Dreyfus Government Cash Management Fund - Institutional Class
219,568	2.287% (7-Day Yield)	219,568

	Total Short Term Investments
	(Cost $219,568)	219,568

Total Investments: 100.23%
(Cost $9,298,170) 10,571,552

Liabilities In Excess Of Other Assets: (0.23)% (24,085)
Net Assets: 100.00%		$10,547,467

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

January 31, 2019 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 100.31%
Financial Services: 97.61%
Banks: Diversified: 77.05%
100,000	1st Source Corp.	$4,540,000
228,823	Amalgamated Bank, Class A	4,105,085
69,178	American Business Bank(a)	2,386,641
169,900	American Riviera Bank(a)	2,993,638
80,890	Ameris Bancorp	3,069,775
424,577	Bank of Commerce Holdings	4,538,728
270,950	Bank of NT Butterfield & Son, Ltd.	9,496,798
495,424	Bank7 Corp.(a)	7,723,660
241,551	Baycom Corp.(a)	5,217,502
722,896	Bridgewater Bancshares, Inc.(a)	8,060,290
224,440	Business First Bancshares, Inc.	5,177,831
54,250	Byline Bancorp, Inc.(a)	1,024,782
99,330	Cadence BanCorp	1,862,437
32,880	Capital Bancorp, Inc.(a)	386,340
275,510	Carolina Trust Bancshares, Inc.(a)	2,250,917
358,750	CBTX, Inc.	11,569,687
202,144	CenterState Bank Corp.	5,013,171
97,000	Centric Financial Corp.(a)	965,150
118,810	Civista Bancshares, Inc.	2,225,311
150,002	CNB Financial Corp.	3,790,551
434,321	Coastal Financial Corp.(a)	6,458,353
117,103	Equity Bancshares, Inc., Class A(a)	3,718,020
351,830	Esquire Financial Holdings, Inc.(a)	7,645,266
36,420	First BanCorp	387,873
113,927	First Bancshares, Inc.	3,692,374
375,112	First Bank	4,216,259
63,498	First Choice Bancorp	1,372,192
134,051	First Mid-Illinois Bancshares, Inc.	4,367,382
263,800	Freedom Bank of Virginia(a)	2,492,910
66,405	FS Bancorp, Inc.	3,223,963
288,277	FVCBankcorp, Inc.(a)	5,044,847
163,848	Gold Coast Bancorp, Inc.(a)	1,736,789
200,000	Guaranty Bancshares, Inc.	6,000,000
211,862	Heritage Commerce Corp.	2,811,409
237,462	Investar Holding Corp.	5,475,874
121,689	John Marshall Bancorp, Inc.(a)	1,977,446
36,553	Live Oak Bancshares, Inc.	508,087
53	Mechanics Bank(a)	1,595,433
576,000	Mercantil Bank Holding Corp.(a)	8,064,000
500,906	Merchants Bancorp	9,802,730
229,276	Metropolitan Bank Holding Corp.(a)	8,024,660
179,209	National Commerce Corp.(a)	7,296,494
133,139	Old Line Bancshares, Inc.	3,596,084
136,477	Opus Bank	2,852,369
150,710	Origin Bancorp, Inc.	5,134,690
599,284	Pacific Mercantile Bancorp(a)	4,710,372
212,884	People's Utah Bancorp	6,258,790

		Value
Shares		(Note 2)
Banks: Diversified (continued)
57,190	Popular, Inc.	$3,123,146
279,177	Professional Holding Corp.(a)	4,695,757
254,684	Seacoast Commerce Banc Holdings	5,030,009
243,750	ServisFirst Bancshares, Inc.	8,226,563
21,208	SmartFinancial, Inc.(a)	409,314
71,032	Southern First Bancshares, Inc.(a)	2,556,442
262,100	Spirit Of Texas Bancshares Inc(a)	5,771,442
300,000	Stewardship Financial Corp.	2,610,000
47,550	SVB Financial Group(a)	11,097,219
52,620	Synovus Financial Corp.	1,863,800
913,279	The Bancorp, Inc.(a)	7,744,606
144,105	TriState Capital Holdings, Inc.(a)	2,933,978
321,966	Triumph Bancorp, Inc.(a)	9,807,084
168,750	Unity Bancorp, Inc.	3,342,938
135,517	Veritex Holdings, Inc.(a)	3,585,780
117,942	West Town Bancorp, Inc.(a)	2,727,409
		280,388,447

Banks: Savings, Thrift & Mortgage Lending: 8.89%
230,146	Heritage Financial Corp.	7,129,923
262,103	Malvern Bancorp, Inc.(a)	5,483,195
451,878	Meta Financial Group, Inc.	10,641,727
778,700	Sterling Bancorp, Inc.	6,696,820
250,000	University Bancorp, Inc./Ann Arbor MI(a)	2,406,250
		32,357,915

Commercial Finance & Mortgage Companies: 0.53%
668,650	ECN Capital Corp.	1,939,085

Consumer Lending: 3.60%
657,262	Curo Group Holdings Corp.(a)	8,215,775
82,995	Enova International, Inc.(a)	1,913,035
99,650	OneMain Holdings, Inc.(a)	2,978,538
		13,107,348

Diversified Financial Services: 0.54%
102,120	Cannae Holdings, Inc.(a)	1,975,001

Equity REIT - Industrial: 3.70%
217,210	Innovative Industrial Properties, Inc., REIT	13,449,643

Financial Data & Systems: 1.06%
51,976	Green Dot Corp., Class A(a)	3,847,263

Insurance: Multi-Line: 0.63%
33,648	James River Group Holdings, Ltd.	1,297,803
63,640	Mr Cooper Group, Inc.(a)	979,420
		2,277,223

Insurance: Property-Casualty: 1.44%
164,204	Kingstone Cos., Inc.	2,701,156
24,233	Kinsale Capital Group, Inc.	1,405,514

		Value
Shares		(Note 2)
Insurance: Property-Casualty (continued)
51,270	NMI Holdings, Inc., Class A(a)	$1,127,940
		5,234,610

Real Estate Services: 0.17%
60,980	Newmark Group, Inc., Class A	637,241

Materials & Processing: 0.83%
Precious Metals & Minerals: 0.83%
94,068	Kirkland Lake Gold, Ltd.	3,026,167

Technology: 1.87%
Computer Service Software & Systems: 1.87%
118,630	Ebix, Inc.	6,776,146

	Total Common Stocks
	(Cost $335,520,003)	365,016,089

Total Investments: 100.31%
(Cost $335,520,003)		365,016,089

Liabilities In Excess Of Other Assets: (0.31)%		(1,110,437)
Net Assets: 100.00%		$363,905,652

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2019 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,247,256,696	$–	$–	$1,247,256,696
Short Term Investments	39,921,471	–	–	39,921,471
TOTAL	$1,287,178,167	$–	$–	$1,287,178,167

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$4,812,236	$–	$–	$4,812,236
Short Term Investments	198,531	–	–	198,531
TOTAL	$5,010,767	$–	$–	$5,010,767

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$10,310,602	$–	$–	$10,310,602
Master Limited Partnerships(a)	41,382	–	–	41,382
Short Term Investments	219,568	–	–	219,568
TOTAL	$10,571,552	$–	$–	$10,571,552

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$365,016,089	$–	$–	$365,016,089
TOTAL	$365,016,089	$–	$–	$365,016,089

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended January 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2019 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.91%)
Argentina (1.53%)
Despegar.com Corp.(a)	139,525	$2,095,665
Globant SA(a)	65,123	4,402,315
		6,497,980

Bangladesh (1.19%)
Olympic Industries, Ltd.	272,639	780,406
Square Pharmaceuticals, Ltd.	1,364,059	4,276,439
		5,056,845

Brazil (5.13%)
Arco Platform, Ltd., Class A(a)	85,125	2,151,960
Fleury SA	1,415,400	8,646,390
Hypera SA	373,200	3,259,054
M Dias Branco SA	192,200	2,508,950
Pagseguro Digital, Ltd., Class A(a)	117,850	2,542,024
Raia Drogasil SA	161,900	2,752,193
StoneCo, Ltd.(a)	1,000	22,120
		21,882,691

China (16.49%)
51job, Inc., ADR(a)	55,225	3,845,869
58.com, Inc., ADR(a)	41,750	2,646,950
AK Medical Holdings, Ltd.(b)(c)	3,187,000	1,652,968
Alibaba Group Holding, Ltd., Sponsored ADR(a)	18,900	3,184,461
ANTA Sports Products, Ltd.	644,000	3,327,858
Baozun, Inc., Sponsored ADR(a)	50,025	1,790,895
BBI Life Sciences Corp.(c)	9,968,500	2,794,734
China Medical System Holdings, Ltd.	5,783,000	5,991,448
CSPC Pharmaceutical Group, Ltd.	1,718,000	2,946,838
Ctrip.com International, Ltd., ADR(a)	81,725	2,721,443
Essex Bio-technology, Ltd.	4,604,000	3,021,556
Hangzhou Robam Appliances Co., Ltd., Class A	365,200	1,327,257
Hangzhou Tigermed Consulting Co., Ltd., Class A	158,000	1,024,979
HUYA, Inc., ADR(a)	79,152	1,660,609
JD.com, Inc., ADR(a)	98,150	2,439,028
Jiangsu Hengrui Medicine Co., Ltd., Class A	124,000	1,091,969
Man Wah Holdings, Ltd.	3,743,400	1,760,276
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	45,600	3,513,024
O2Micro International, Ltd., ADR(a)	462,244	734,968
On-Bright Electronics, Inc.	578,941	3,213,041

		Value
	Shares	(Note 2)
China (continued)
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	658,100	$3,224,603
Silergy Corp.	354,422	5,237,621
Tencent Holdings, Ltd.	58,900	2,597,045
WuXi AppTec Co., Ltd., Class H(a)(b)(c)	164,000	1,671,945
Wuxi Biologics Cayman, Inc.(a)(b)(c)	342,000	2,939,653
Yum China Holdings, Inc.	107,825	3,930,221
		70,291,259

Colombia (1.63%)
Amerisur Resources PLC(a)	6,493,622	1,434,270
Gran Tierra Energy, Inc.(a)	186,547	442,116
Parex Resources, Inc.(a)	337,931	5,066,586
		6,942,972

Egypt (1.55%)
African Export-Import Bank, GDR	500,000	1,700,000
Commercial International Bank Egypt SAE	374,454	1,758,536
Integrated Diagnostics Holdings PLC(b)(c)	371,100	1,489,967
Obour Land For Food Industries	4,233,886	1,676,312
		6,624,815

Georgia (2.57%)
Bank of Georgia Group PLC	185,712	3,732,133
Georgia Capital PLC(a)	122,812	1,748,688
Georgia Healthcare Group PLC(a)(b)(c)	356,781	1,090,334
TBC Bank Group PLC	232,132	4,384,290
		10,955,445

Greece (1.90%)
JUMBO SA	182,200	2,978,041
Sarantis SA	603,670	5,113,113
		8,091,154

Hong Kong (5.00%)
International Housewares Retail Co., Ltd.	4,246,000	1,071,354
Jacobson Pharma Corp., Ltd.(c)	5,020,000	1,010,762
Plover Bay Technologies, Ltd.(c)	8,956,000	1,289,676
TK Group Holdings, Ltd.	6,055,000	3,171,349
Value Partners Group, Ltd.	9,436,800	6,974,945
Vitasoy International Holdings, Ltd.	1,910,900	7,768,134
		21,286,220

India (12.62%)
Alkem Laboratories, Ltd.	105,385	2,790,510
Bajaj Finance, Ltd.	176,500	6,390,059

		Value
	Shares	(Note 2)
India (continued)
Byke Hospitality, Ltd.	964,714	$541,227
Central Depository Services India, Ltd.(c)	615,000	1,885,124
City Union Bank, Ltd.	1,202,575	3,229,638
Cyient, Ltd.	668,095	5,725,589
Dr Lal PathLabs, Ltd.(b)(c)	205,500	3,116,740
Gulf Oil Lubricants India, Ltd.	30,702	391,049
HDFC Asset Management Co., Ltd.(a)(b)(c)	100,500	1,925,496
HDFC Bank, Ltd.	81,500	2,383,520
HDFC Life Insurance Co., Ltd.(a)(b)(c)	370,000	1,933,240
Indiabulls Housing Finance, Ltd.	146,000	1,364,542
Kovai Medical Center and Hospital	75,083	730,032
L&T Technology Services, Ltd.(b)(c)	88,540	1,973,538
Mindtree, Ltd.	231,500	2,910,188
Supreme Industries, Ltd.	138,260	1,933,346
Thyrocare Technologies, Ltd.(b)(c)	73,644	568,328
Time Technoplast, Ltd.	2,390,721	3,248,920
Vaibhav Global, Ltd.	231,319	2,162,436
WNS Holdings, Ltd., ADR(a)	175,986	8,586,357
		53,789,879

Indonesia (4.29%)
Ace Hardware Indonesia Tbk PT	21,449,000	2,609,647
Arwana Citramulia Tbk PT	45,188,500	1,532,965
Bank Central Asia Tbk PT	913,000	1,841,029
Bank Rakyat Indonesia Persero Tbk PT	6,397,000	1,762,637
Hexindo Adiperkasa Tbk PT	3,557,100	779,011
Indonesia Pondasi Raya Tbk PT	14,738,400	843,852
Link Net Tbk PT	7,350,500	2,293,661
Panin Sekuritas Tbk PT	7,155,500	714,398
Selamat Sempurna Tbk PT	38,902,900	4,204,214
Ultrajaya Milk Industry & Trading Co. Tbk PT	20,171,600	1,717,960
		18,299,374

Kenya (0.69%)
Safaricom PLC	12,390,800	2,931,752

Malaysia (1.77%)
AEON Credit Service M Bhd	1,224,400	4,770,856
My EG Services Bhd	3,821,900	933,081
Mynews Holdings Bhd	2,292,100	766,645
Scicom MSC Bhd	3,685,500	1,079,736
		7,550,318

Mexico (1.83%)
Credito Real SAB de CV SOFOM ER	741,347	763,358
Grupo Herdez SAB de CV	1,393,160	3,027,144

		Value
	Shares	(Note 2)
Mexico (continued)
Regional SAB de CV	759,500	$4,019,077
		7,809,579

Oman (0.52%)
Tethys Oil AB	287,923	2,195,614

Pakistan (0.53%)
Akzo Nobel Pakistan, Ltd.	496,500	544,533
Meezan Bank, Ltd.	2,649,152	1,702,013
		2,246,546

Peru (1.91%)
Alicorp SAA	1,004,053	3,186,416
Credicorp, Ltd.	20,325	4,934,504
		8,120,920

Philippines (5.49%)
Concepcion Industrial Corp.	1,861,792	1,430,911
D&L Industries, Inc.	1,590,000	346,010
Holcim Philippines, Inc.	6,363,500	1,046,540
Pepsi-Cola Products Philippines, Inc.	2,870,900	73,825
Philippine Seven Corp.	917,000	2,139,843
Puregold Price Club, Inc.(a)	4,121,100	3,598,351
Robinsons Land Corp.	7,151,762	3,026,220
Robinsons Retail Holdings, Inc.	1,675,000	2,828,632
Security Bank Corp.	1,375,980	4,726,548
Wilcon Depot, Inc.	15,904,900	4,187,588
		23,404,468

Poland (2.25%)
CCC SA	30,600	1,469,826
Dino Polska SA(a)(b)(c)	184,213	4,963,616
LiveChat Software SA	239,800	1,794,119
PGS Software SA	426,467	1,369,085
		9,596,646

Russia (0.49%)
MD Medical Group Investments PLC, GDR(c)	89,732	412,767
TCS Group Holding PLC, GDR(c)	86,700	1,690,650
		2,103,417

South Africa (3.68%)
ARB Holdings, Ltd.	1,134,108	443,767
Capitec Bank Holdings, Ltd.	23,200	2,039,781
Cashbuild, Ltd.	77,300	1,620,160
City Lodge Hotels, Ltd.	57,892	532,491
Clicks Group, Ltd.	177,900	2,640,921
Interwaste Holdings, Ltd.	3,266,380	278,278
Italtile, Ltd.	2,942,072	3,105,382
Shoprite Holdings, Ltd.	83,700	1,032,702
Transaction Capital, Ltd.	3,071,128	3,994,116
		15,687,598

		Value
	Shares	(Note 2)
South Korea (5.25%)
Douzone Bizon Co., Ltd.	63,000	$2,329,978
Hanssem Co., Ltd.	17,500	1,129,286
Hy-Lok Corp.	18,500	324,226
ISC Co., Ltd.	115,007	935,437
Koh Young Technology, Inc.	23,744	1,749,884
LEENO Industrial, Inc.	68,200	3,064,755
LG Household & Health Care, Ltd.	4,825	5,485,665
Medy-Tox, Inc.	5,386	2,507,480
NAVER Corp.	27,560	3,368,678
Vitzrocell Co., Ltd.(a)	148,953	1,472,594
		22,367,983

Sri Lanka (0.28%)
Royal Ceramics Lanka PLC	2,957,898	1,210,385

Taiwan (7.38%)
Bioteque Corp.	667,000	2,203,685
Gourmet Master Co., Ltd.	276,760	1,918,848
I Yuan Precision Ind Co., Ltd.	379,000	648,907
LandMark Optoelectronics Corp.	210,000	1,787,510
Materials Analysis Technology, Inc.	501,000	1,076,315
Poya International Co., Ltd.	292,000	2,955,975
Rafael Microelectronics, Inc.	262,000	1,257,914
Sinmag Equipment Corp.	1,075,502	4,305,999
Sporton International, Inc.	938,760	5,041,922
Tehmag Foods Corp.	145,200	949,993
Test Research, Inc.	1,626,000	2,556,379
TSC Auto ID Technology Co., Ltd.	208,000	1,580,912
TTFB Co., Ltd.	179,000	1,398,369
Voltronic Power Technology Corp.	220,000	3,773,904
		31,456,632

Thailand (1.64%)
Beauty Community PCL	4,010,000	994,719
Muangthai Capital PCL	2,120,000	3,223,173
TOA Paint Thailand PCL	2,428,000	2,778,299
		6,996,191

Turkey (0.70%)
Aselsan Elektronik Sanayi Ve Ticaret AS	144,900	720,763
DP Eurasia NV(a)(b)(c)	1,347,000	2,247,276
		2,968,039

United Arab Emirates (0.58%)
Aramex PJSC	2,127,265	2,461,341

United States (1.92%)
FirstCash, Inc.	50,470	4,160,242
Genpact, Ltd.	134,525	4,012,881
		8,173,123

		Value
	Shares	(Note 2)
Vietnam (3.10%)
FPT Corp.	820,556	$1,527,998
Ho Chi Minh City Development Joint Stock Commercial Bank	2,240,203	2,945,221
Lix Detergent JSC	437,310	865,233
Vietnam Dairy Products JSC	787,575	4,583,069
Vietnam Technological & Commercial Joint Stock Bank(a)	2,879,979	3,289,773
		13,211,294

TOTAL COMMON STOCKS
(Cost $379,561,686)		400,210,480

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.18%)
Malaysia (0.18%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,260,800	$794,813

TOTAL CORPORATE BONDS
(Cost $537,071)		794,813

TOTAL INVESTMENTS (94.09%)
(Cost $380,098,757)		$401,005,293

Other Assets In Excess Of Liabilities (5.91%)		25,171,073

NET ASSETS (100.00%)		$426,176,366

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $28,797,704 representing 6.76% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of these securities was $37,881,417, representing 8.89% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.28%)
Australia (9.24%)
Australian Ethical Investment, Ltd.	41,500	$50,981
Class, Ltd.	122,533	117,571
Fiducian Group, Ltd.	241,628	684,994
HUB24, Ltd.	21,200	199,409
Kogan.com, Ltd.	204,589	639,478
Lycopodium, Ltd.	89,026	323,565
Mainstream Group Holdings, Ltd.	988,086	351,938
National Storage REIT	339,959	443,574
National Veterinary Care, Ltd.	353,421	467,561
		3,279,071

Brazil (0.10%)
Arco Platform, Ltd., Class A(a)	1,475	37,288

Britain (14.03%)
AB Dynamics PLC	6,532	138,363
Arrow Global Group PLC	31,219	79,519
City of London Investment Group PLC	42,097	215,336
Clipper Logistics PLC	105,400	333,165
Curtis Banks Group PLC	78,479	271,743
CVS Group PLC	31,500	166,253
dotdigital group PLC	152,400	162,909
Impax Asset Management Group PLC	146,541	421,886
JTC PLC(b)(c)	81,500	384,824
K3 Capital Group PLC	122,279	400,953
LoopUp Group PLC(a)	89,733	358,966
Morses Club PLC	68,538	137,089
On the Beach Group PLC(b)(c)	51,200	295,477
Oxford Immunotec Global PLC(a)	22,892	332,850
Premier Asset Management Group PLC	59,900	155,559
River & Mercantile Group PLC	61,300	180,099
RPS Group PLC	27,795	48,851
Sanne Group PLC	59,000	386,922
Tracsis PLC	19,300	153,909
Volution Group PLC	86,601	179,466
XPS Pensions Group PLC(c)	90,680	175,431
		4,979,570

Canada (0.41%)
Biosyent, Inc.(a)	23,793	144,864

China (3.45%)
BBI Life Sciences Corp.(c)	1,555,000	435,954
Essex Bio-technology, Ltd.	329,000	215,919
Hop Hing Group Holdings, Ltd.	6,984,000	145,071
O2Micro International, Ltd., ADR(a)	162,425	258,256

		Value
	Shares	(Note 2)
China (continued)
On-Bright Electronics, Inc.	30,572	$169,670
		1,224,870

Colombia (0.65%)
Amerisur Resources PLC(a)	1,041,800	230,106

Egypt (0.42%)
Obour Land For Food Industries	372,774	147,592

Finland (0.28%)
Siili Solutions Oyj	10,200	100,404

France (1.69%)
Esker SA	3,500	280,427
Neurones	3,900	87,940
Thermador Groupe	4,074	231,290
		599,657

Georgia (1.22%)
Georgia Healthcare Group PLC(a)(b)(c)	60,281	184,220
TBC Bank Group PLC	13,187	249,064
		433,284

Germany (1.11%)
FinTech Group AG(a)	6,400	140,356
Marley Spoon AG(a)	150,636	64,603
Nexus AG	6,200	188,058
		393,017

Greece (1.27%)
Sarantis SA	53,400	452,301

Hong Kong (2.75%)
Jacobson Pharma Corp., Ltd.(c)	775,000	156,044
Plover Bay Technologies, Ltd.(c)	3,899,000	561,461
TK Group Holdings, Ltd.	497,000	260,307
		977,812

India (3.65%)
Byke Hospitality, Ltd.	99,133	55,616
Cyient, Ltd.	23,640	202,595
Kovai Medical Center and Hospital	17,618	171,300
TCI Express, Ltd.	51,000	440,979
Thyrocare Technologies, Ltd.(b)(c)	5,890	45,455
Time Technoplast, Ltd.	141,015	191,635
Vaibhav Global, Ltd.	20,170	188,555
		1,296,135

Indonesia (2.42%)
Arwana Citramulia Tbk PT	7,920,100	268,680
Hexindo Adiperkasa Tbk PT	917,000	200,825

		Value
	Shares	(Note 2)
Indonesia (continued)
Selamat Sempurna Tbk PT	3,592,000	$388,185
		857,690

Ireland (0.87%)
Hostelworld Group PLC(b)(c)	43,487	117,497
Irish Residential Properties REIT PLC	110,400	189,546
		307,043

Italy (0.45%)
Piovan SpA(a)(b)(c)	18,476	160,088

Japan (12.20%)
AIT Corp.	19,600	178,321
Arcland Service Holdings Co., Ltd.	8,000	147,037
Atrae, Inc.(a)	6,900	139,362
Central Automotive Products, Ltd.	16,500	234,492
eGuarantee, Inc.	22,000	215,102
Future Corp.	19,900	274,407
M&A Capital Partners Co., Ltd.(a)	14,400	662,327
MarkLines Co., Ltd.	22,100	283,237
Naigai Trans Line, Ltd.	25,300	326,339
Open Door, Inc.(a)	14,100	364,652
SBI FinTech Solutions Co., Ltd.	9,715	123,986
Silver Life Co., Ltd.(a)	3,700	156,934
Synchro Food Co., Ltd.(a)	31,500	187,973
Syuppin Co., Ltd.	56,500	358,425
Trancom Co., Ltd.	2,700	165,582
Vega Corp. Co., Ltd.(a)	27,500	211,315
Yakuodo Co., Ltd.	12,900	300,339
		4,329,830

Malaysia (1.66%)
AEON Credit Service M Bhd	64,950	253,077
Mynews Holdings Bhd	781,000	261,223
Scicom MSC Bhd	251,600	73,711
		588,011

Netherlands (0.80%)
Shop Apotheke Europe NV(a)(b)	6,875	283,289

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	159,993	0

Norway (5.84%)
Infront ASA	155,600	472,301
Medistim ASA	25,862	212,196
Sbanken ASA(b)(c)	57,900	525,181
Self Storage Group ASA(a)	202,748	432,711
Webstep AS(b)(c)	145,752	432,039
		2,074,428

		Value
	Shares	(Note 2)
Oman (0.75%)
Tethys Oil AB	34,717	$264,741

Philippines (2.26%)
Concepcion Industrial Corp.	334,770	257,293
Pryce Corp.	4,740,000	545,769
		803,062

Poland (0.85%)
LiveChat Software SA	18,500	138,412
PGS Software SA	51,047	163,876
		302,288

Singapore (0.46%)
Riverstone Holdings, Ltd./Singapore	197,800	164,564

South Africa (0.94%)
ARB Holdings, Ltd.	400,143	156,573
Cashbuild, Ltd.	8,400	176,059
		332,632

South Korea (0.61%)
LEENO Industrial, Inc.	4,800	215,701

Sri Lanka (0.14%)
Royal Ceramics Lanka PLC	122,237	50,020

Sweden (3.33%)
Absolent Group AB	6,876	189,980
KNOW IT AB	19,150	346,244
OEM International AB, Class B	5,685	117,176
SwedenCare AB(a)	36,978	210,874
Vitec Software Group AB, Class B	35,500	316,224
		1,180,498

Taiwan (7.75%)
Bioteque Corp.	130,000	429,504
FineTek Co., Ltd.	57,000	142,864
Materials Analysis Technology, Inc.	48,045	103,217
Pacific Hospital Supply Co., Ltd.	139,000	342,054
Poya International Co., Ltd.	25,000	253,080
Rafael Microelectronics, Inc.	32,000	153,638
RiTdisplay Corp.	69,390	169,175
Sinmag Equipment Corp.	35,190	140,891
Sporton International, Inc.	74,725	401,335
Tehmag Foods Corp.	30,300	198,242
TSC Auto ID Technology Co., Ltd.	27,000	205,215
TTFB Co., Ltd.	27,000	210,927
		2,750,142

Thailand (0.36%)
WICE Logistics PCL	961,000	128,574

		Value
	Shares	(Note 2)
Turkey (0.85%)
DP Eurasia NV(a)(b)(c)	181,084	$302,113

United States (14.48%)
Aratana Therapeutics, Inc.(a)	81,200	359,716
Coastal Financial Corp.(a)	12,400	184,388
DXP Enterprises, Inc.(a)	10,850	357,073
Esquire Financial Holdings, Inc.(a)	32,060	696,664
Goosehead Insurance, Inc., Class A(a)	6,450	185,373
Hackett Group, Inc.	18,175	326,968
Heska Corp.(a)	7,575	746,895
Hingham Institution for Savings	2,315	428,044
Kinsale Capital Group, Inc.	2,725	158,050
LGI Homes, Inc.(a)	2,900	171,970
NV5 Global, Inc.(a)	1,925	136,232
Resources Connection, Inc.	22,525	376,393
Seacoast Commerce Banc Holdings	15,325	302,669
STAAR Surgical Co.(a)	8,300	296,559
Transcat, Inc.(a)	8,616	192,998
Veracyte, Inc.(a)	12,079	219,717
		5,139,709

Vietnam (1.99%)
Lix Detergent JSC	208,790	413,098
Taisun Int'l Holding Corp.	67,000	294,419
		707,517

TOTAL COMMON STOCKS
(Cost $32,476,022)		35,237,911

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.56%)
Germany (0.43%)
publity AG
3.50%, 11/17/2020	$150,000	$152,718

Malaysia (0.13%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	129,900	45,668

TOTAL CORPORATE BONDS
(Cost $195,634)		198,386

TOTAL INVESTMENTS (99.84%)
(Cost $32,671,656)		$35,436,297

Other Assets In Excess Of Liabilities (0.16%)		55,593

NET ASSETS (100.00%)		$35,491,890

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $2,730,183 representing 7.69% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of these securities was $3,775,784, representing 10.64% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.14%)
Argentina (0.65%)
Globant SA(a)	59,025	$3,990,090

Australia (1.26%)
Class, Ltd.	974,499	935,040
Fiducian Group, Ltd.	141,400	400,856
Kogan.com, Ltd.	824,712	2,577,779
National Storage REIT	1,818,117	2,372,254
National Veterinary Care, Ltd.	1,105,146	1,462,062
		7,747,991

Austria (0.78%)
Palfinger AG	153,872	4,772,907

Bangladesh (0.19%)
Square Pharmaceuticals, Ltd.	377,221	1,182,619

Belgium (0.67%)
Melexis NV	58,193	4,103,038

Bermuda (0.64%)
Bank of NT Butterfield & Son, Ltd.	111,650	3,913,333

Brazil (0.95%)
Arco Platform, Ltd., Class A(a)	17,864	451,602
Fleury SA	885,200	5,407,506
		5,859,108

Britain (13.66%)
Ascential PLC	963,100	4,800,171
B&M European Value Retail SA	1,533,200	6,519,489
boohoo Group PLC(a)	2,033,000	5,011,658
City of London Investment Group PLC	69,200	353,975
Clinigen Group PLC	309,876	3,239,276
Clipper Logistics PLC	643,195	2,033,113
Close Brothers Group PLC	82,522	1,607,304
Curtis Banks Group PLC	196,200	679,367
CVS Group PLC	624,617	3,296,655
Dechra Pharmaceuticals PLC	268,400	8,329,117
Diploma PLC	136,000	2,265,397
Endava PLC, ADR(a)	96,382	2,264,977
FDM Group Holdings PLC	146,200	1,580,070
Impax Asset Management Group PLC	195,254	562,129
Intertek Group PLC	42,700	2,748,743
JTC PLC(b)(c)	886,438	4,185,551
K3 Capital Group PLC	210,800	691,214
Metro Bank PLC(a)	99,300	1,415,730
On the Beach Group PLC(b)(c)	608,300	3,510,526
Oxford Immunotec Global PLC(a)	237,929	3,459,488

		Value
	Shares	(Note 2)
Britain (continued)
Premier Asset Management Group PLC	420,400	$1,091,766
River & Mercantile Group PLC	477,200	1,402,007
RPS Group PLC	1,765,339	3,102,663
Sabre Insurance Group PLC(b)(c)	837,400	3,119,271
Sanne Group PLC	641,314	4,205,740
Secure Trust Bank PLC	71,942	1,259,695
Softcat PLC	288,400	2,628,947
St James's Place PLC	358,431	4,409,711
Ted Baker PLC	85,718	2,094,530
Ultra Electronics Holdings PLC	84,300	1,419,693
Volution Group PLC	291,700	604,499
		83,892,472

Canada (4.24%)
Biosyent, Inc.(a)	142,800	869,439
Cipher Pharmaceuticals, Inc.(a)	261,600	380,270
Gildan Activewear, Inc.	185,400	6,274,773
Lululemon Athletica, Inc.(a)	48,300	7,139,223
Richelieu Hardware, Ltd.	276,865	4,953,839
Ritchie Bros Auctioneers, Inc.	52,550	1,889,698
Stantec, Inc.	190,212	4,522,412
		26,029,654

China (3.47%)
BBI Life Sciences Corp.(c)	13,832,000	3,877,892
China Medical System Holdings, Ltd.	3,186,000	3,300,839
CSPC Pharmaceutical Group, Ltd.	1,815,000	3,113,219
O2Micro International, Ltd., ADR(a)	954,611	1,517,832
On-Bright Electronics, Inc.	709,181	3,935,855
Silergy Corp.	336,852	4,977,973
WuXi AppTec Co., Ltd., Class H(a)(b)(c)	56,000	570,908
		21,294,518

Colombia (0.75%)
Parex Resources, Inc.(a)	307,100	4,604,338

Denmark (0.41%)
Ambu A/S, Class B	95,679	2,531,920

Egypt (0.09%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	528,374

France (2.18%)
Alten SA	28,581	2,736,513
Bureau Veritas SA	48,500	1,076,955
Esker SA	28,047	2,247,183
Eurofins Scientific SE	8,500	3,420,754
Infotel SA	12,620	564,794
Medicrea International(a)	20,136	49,553
Neurones	39,608	893,106

		Value
	Shares	(Note 2)
France (continued)
Thermador Groupe	42,660	$2,421,902
		13,410,760

Georgia (0.95%)
Bank of Georgia Group PLC	109,900	2,208,589
Georgia Capital PLC(a)	112,900	1,607,554
TBC Bank Group PLC	105,471	1,992,036
		5,808,179

Germany (4.83%)
Dermapharm Holding SE(a)	185,600	5,668,906
FinTech Group AG(a)	87,600	1,921,116
Grand City Properties SA	130,323	3,236,941
GRENKE AG	20,700	1,900,198
Nexus AG	111,824	3,391,837
Norma Group SE	104,068	5,496,027
PATRIZIA Immobilien AG	153,313	3,411,374
Wirecard AG	28,085	4,651,543
		29,677,942

Hong Kong (1.51%)
International Housewares Retail Co., Ltd.	6,094,000	1,537,643
Value Partners Group, Ltd.	6,959,000	5,143,549
Vitasoy International Holdings, Ltd.	630,483	2,563,021
		9,244,213

India (4.32%)
Bajaj Finance, Ltd.	154,250	5,584,514
Byke Hospitality, Ltd.	862,026	483,617
Cyient, Ltd.	489,116	4,191,735
Gulf Oil Lubricants India, Ltd.	24,499	312,042
HDFC Asset Management Co., Ltd.(a)(b)(c)	89,000	1,705,166
HDFC Bank, Ltd.	65,500	1,915,589
Kellton Tech Solutions, Ltd.(a)	1,186,000	713,734
Kovai Medical Center and Hospital	25,501	247,946
L&T Technology Services, Ltd.(b)(c)	64,348	1,434,304
TCI Express, Ltd.	123,149	1,064,827
Thyrocare Technologies, Ltd.(b)(c)	26,000	200,648
Time Technoplast, Ltd.	1,418,705	1,927,979
WNS Holdings, Ltd., ADR(a)	138,025	6,734,240
		26,516,341

Indonesia (1.62%)
Arwana Citramulia Tbk PT	59,516,800	2,019,035
Link Net Tbk PT	1,223,100	381,658
Panin Sekuritas Tbk PT	2,314,000	231,027
Selamat Sempurna Tbk PT	58,609,000	6,333,841
Ultrajaya Milk Industry & Trading Co. Tbk PT	11,829,000	1,007,444
		9,973,005

		Value
	Shares	(Note 2)
Ireland (0.47%)
Irish Residential Properties REIT PLC	1,674,246	$2,874,515

Israel (0.82%)
Wix.com, Ltd.(a)	46,134	5,044,753

Italy (3.18%)
Brembo SpA	289,211	3,300,381
DiaSorin SpA	83,046	7,599,609
FinecoBank Banca Fineco SpA	316,812	3,440,570
Interpump Group SpA	144,483	4,650,355
Piovan SpA(a)(b)(c)	61,200	530,275
		19,521,190

Japan (9.74%)
AIT Corp.	365,500	3,325,320
Arcland Service Holdings Co., Ltd.	213,200	3,918,535
Cosmos Pharmaceutical Corp.	9,900	1,892,293
Create SD Holdings Co., Ltd.	265,400	6,661,497
Future Corp.	174,400	2,404,855
Japan Lifeline Co., Ltd.	376,700	5,702,807
M&A Capital Partners Co., Ltd.(a)	76,500	3,518,614
MarkLines Co., Ltd.	61,200	784,349
MISUMI Group, Inc.	228,100	5,193,371
Naigai Trans Line, Ltd.	70,200	905,495
Nihon M&A Center, Inc.	146,900	3,664,240
Open Door, Inc.(a)	85,100	2,200,842
Seria Co., Ltd.	114,600	3,524,535
Sundrug Co., Ltd.	85,500	2,727,680
Synchro Food Co., Ltd.(a)	320,900	1,914,941
Syuppin Co., Ltd.	215,200	1,365,189
Tokyo Century Corp.	31,600	1,473,748
Trancom Co., Ltd.	71,370	4,376,879
Tsuruha Holdings, Inc.	28,200	2,599,293
Yakuodo Co., Ltd.	71,300	1,660,012
		59,814,495

Malaysia (0.46%)
AEON Credit Service M Bhd	730,720	2,847,239

Mexico (0.33%)
Regional SAB de CV	378,034	2,000,458

Netherlands (0.97%)
Aalberts Industries NV	170,722	5,977,548

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (1.27%)
Medistim ASA	152,700	1,252,893
Sbanken ASA(b)(c)	724,610	6,572,563
		7,825,456

		Value
	Shares	(Note 2)
Oman (0.28%)
Tethys Oil AB	228,000	$1,738,660

Philippines (1.54%)
Concepcion Industrial Corp.	1,035,152	795,583
Puregold Price Club, Inc.(a)	4,647,000	4,057,542
Robinsons Retail Holdings, Inc.	1,868,000	3,154,558
Security Bank Corp.	428,450	1,471,743
		9,479,426

Poland (0.86%)
Dino Polska SA(a)(b)(c)	159,523	4,298,344
LiveChat Software SA	76,200	570,108
PGS Software SA	120,487	386,799
		5,255,251

Singapore (0.50%)
Riverstone Holdings, Ltd./Singapore	3,665,000	3,049,175

South Africa (0.47%)
Cashbuild, Ltd.	58,263	1,221,157
Italtile, Ltd.	1,595,243	1,683,792
		2,904,949

South Korea (0.82%)
Hy-Lok Corp.	44,841	785,871
ISC Co., Ltd.	80,710	656,474
Koh Young Technology, Inc.	19,581	1,443,079
LEENO Industrial, Inc.	46,500	2,089,606
Medy-Tox, Inc.	117	54,470
		5,029,500

Sweden (2.93%)
AddTech AB, Class B	220,927	4,350,980
Beijer Alma AB	156,821	2,383,074
Hoist Finance AB(b)(c)	292,200	1,416,056
Indutrade AB	118,400	2,972,971
KNOW IT AB	57,300	1,036,021
Nibe Industrier AB, Class B	276,600	3,139,447
OEM International AB, Class B	15,188	313,047
Sweco AB, Class B	90,185	1,849,877
TF Bank AB(c)	60,942	518,607
		17,980,080

Switzerland (0.10%)
VZ Holding AG	2,335	618,706

Taiwan (1.88%)
Bioteque Corp.	967,000	3,194,847
FineTek Co., Ltd.	102,000	255,651
Poya International Co., Ltd.	171,000	1,731,068
Sinmag Equipment Corp.	342,421	1,370,955
Sporton International, Inc.	734,671	3,945,794
Test Research, Inc.	665,000	1,045,506
		11,543,821

		Value
	Shares	(Note 2)
Turkey (0.11%)
DP Eurasia NV(a)(b)(c)	403,911	$673,868

United Arab Emirates (0.35%)
Aramex PJSC	1,872,645	2,166,735

United States (25.54%)
Aratana Therapeutics, Inc.(a)	569,405	2,522,464
Cactus, Inc., Class A(a)	77,950	2,558,319
Core Laboratories NV	64,500	4,351,170
DXP Enterprises, Inc.(a)	131,500	4,327,665
EPAM Systems, Inc.(a)	64,575	9,136,071
Esquire Financial Holdings, Inc.(a)	13,051	283,598
ExlService Holdings, Inc.(a)	52,700	3,030,250
Fastenal Co.	119,500	7,224,970
First Republic Bank	100,900	9,749,967
Genpact, Ltd.	191,875	5,723,631
Hackett Group, Inc.	171,400	3,083,486
Hamilton Lane, Inc., Class A	53,042	1,923,833
HealthEquity, Inc.(a)	24,600	1,533,564
Heska Corp.(a)	56,050	5,526,530
Hingham Institution for Savings	16,645	3,077,660
IDEX Corp.	22,475	3,098,403
Inphi Corp.(a)	112,550	4,438,972
Kinsale Capital Group, Inc.	6,750	391,500
Knight-Swift Transportation Holdings, Inc.	513,720	16,310,610
LGI Homes, Inc.(a)	6,329	375,310
Littelfuse, Inc.	6,900	1,212,468
MarketAxess Holdings, Inc.	26,600	5,712,882
Microchip Technology, Inc.	50,470	4,056,274
Monro, Inc.	61,725	4,423,213
MSC Industrial Direct Co., Inc., Class A	55,675	4,648,306
NV5 Global, Inc.(a)	28,050	1,985,099
Paycom Software, Inc.(a)	37,275	5,525,646
Pluralsight, Inc., Class A(a)	103,391	3,099,662
Power Integrations, Inc.	195,850	12,926,100
Qualys, Inc.(a)	43,800	3,790,014
Resources Connection, Inc.	271,343	4,534,142
Silicon Laboratories, Inc.(a)	39,640	3,032,460
STAAR Surgical Co.(a)	27,722	990,507
SVB Financial Group(a)	19,925	4,650,097
TriMas Corp.(a)	143,119	4,149,020
Veracyte, Inc.(a)	189,015	3,438,183
		156,842,046

Vietnam (1.35%)
Ho Chi Minh City Development Joint Stock Commercial Bank	1,602,160	2,106,379
Vietnam Dairy Products JSC	430,560	2,505,522

		Value
	Shares	(Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	3,191,904	$3,646,082
		8,257,983

TOTAL COMMON STOCKS
(Cost $492,161,572)		596,526,657

PREFERRED STOCKS (0.31%)
United States (0.31%)
Dataminr Inc - Private Placement(a)	96,640	1,923,136

TOTAL PREFERRED STOCKS
(Cost $$1,923,136)		1,923,136

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.10%)
Malaysia (0.10%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$1,678,440	$590,076

TOTAL CORPORATE BONDS
(Cost $398,727)		590,076

TOTAL INVESTMENTS (97.55%)
(Cost $494,483,435)		$599,039,869

Other Assets In Excess Of Liabilities (2.45%)		15,065,710

NET ASSETS (100.00%)		$614,105,579

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $28,745,854 representing 4.68% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of these securities was $33,142,351 representing 5.40% of net assets.
(d)	Less than 0.005%.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.47%)
Argentina (0.42%)
Globant SA(a)	19,088	$1,290,349

Australia (3.07%)
Appen, Ltd.	46,842	543,429
Australian Ethical Investment, Ltd.	487,800	599,243
Class, Ltd.	436,300	418,634
Domino's Pizza Enterprises, Ltd.	42,100	1,392,414
Kogan.com, Ltd.	614,208	1,919,812
Lycopodium, Ltd.	181,976	661,392
Mainstream Group Holdings, Ltd.	2,472,852	880,783
National Storage REIT	618,282	806,726
National Veterinary Care, Ltd.	720,900	953,721
Netwealth Group, Ltd.	238,426	1,244,380
		9,420,534

Austria (0.39%)
Palfinger AG	38,148	1,183,301

Bangladesh (0.37%)
Square Pharmaceuticals, Ltd.	359,269	1,126,338

Belgium (0.22%)
Melexis NV	9,497	669,609

Bermuda (1.17%)
Bank of NT Butterfield & Son, Ltd.	102,325	3,586,491

Brazil (0.88%)
Arco Platform, Ltd., Class A(a)	11,550	291,984
Fleury SA	270,500	1,652,429
Pagseguro Digital, Ltd., Class A(a)	34,475	743,626
		2,688,039

Britain (11.51%)
AB Dynamics PLC	38,193	809,018
Abcam PLC	53,200	925,943
Ascential PLC	134,300	669,362
ASOS PLC(a)	27,300	1,181,621
B&M European Value Retail SA	554,600	2,358,276
boohoo Group PLC(a)	750,300	1,849,605
Clinigen Group PLC	58,130	607,660
Close Brothers Group PLC	45,454	885,320
Curtis Banks Group PLC	278,800	965,380
CVS Group PLC	111,100	586,373
Dechra Pharmaceuticals PLC	61,300	1,902,291
dotdigital group PLC	1,212,256	1,295,847
Endava PLC, ADR(a)	43,748	1,028,078

		Value
	Shares	(Note 2)
Britain (continued)
Horizon Discovery Group PLC(a)	282,600	$571,741
Impax Asset Management Group PLC	407,837	1,174,148
Intertek Group PLC	11,400	733,856
JTC PLC(b)(c)	549,742	2,595,752
K3 Capital Group PLC	90,100	295,438
LoopUp Group PLC(a)	218,949	875,880
Morses Club PLC	475,200	950,491
On the Beach Group PLC(b)(c)	275,700	1,591,077
Oxford Immunotec Global PLC(a)	50,575	735,361
RPS Group PLC	425,399	747,658
Sabre Insurance Group PLC(b)(c)	697,900	2,599,640
Sanne Group PLC	327,073	2,144,946
Softcat PLC	79,108	721,119
St James's Place PLC	189,929	2,336,662
Volution Group PLC	311,147	644,799
XPS Pensions Group PLC(c)	804,128	1,555,675
		35,339,017

Canada (2.64%)
Biosyent, Inc.(a)	93,300	568,058
Cipher Pharmaceuticals, Inc.(a)	69,600	101,173
Gildan Activewear, Inc.	33,000	1,116,869
Lululemon Athletica, Inc.(a)	13,150	1,943,701
Richelieu Hardware, Ltd.	62,200	1,112,921
Ritchie Bros Auctioneers, Inc.	40,750	1,465,370
Shopify, Inc., Class A(a)	2,550	429,598
Stantec, Inc.	57,720	1,372,330
		8,110,020

China (5.05%)
51job, Inc., ADR(a)	13,825	962,773
58.com, Inc., ADR(a)	12,475	790,915
BBI Life Sciences Corp.(c)	7,001,500	1,962,916
China Medical System Holdings, Ltd.	779,000	807,079
CSPC Pharmaceutical Group, Ltd.	668,000	1,145,802
Essex Bio-technology, Ltd.	1,461,000	958,839
Hop Hing Group Holdings, Ltd.	43,436,000	902,247
HUYA, Inc., ADR(a)	6,488	136,118
O2Micro International, Ltd., ADR(a)	292,039	464,342
On-Bright Electronics, Inc.	191,528	1,062,953
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	217,700	1,066,701
Silergy Corp.	92,925	1,373,239
WuXi AppTec Co., Ltd., Class H(a)(b)(c)	171,000	1,743,308
Wuxi Biologics Cayman, Inc.(a)(b)(c)	69,000	593,088

		Value
	Shares	(Note 2)
China (continued)
Yum China Holdings, Inc.	42,275	$1,540,924
		15,511,244

Colombia (1.43%)
Amerisur Resources PLC(a)	5,167,900	1,141,453
Parex Resources, Inc.(a)	215,961	3,237,894
		4,379,347

Denmark (0.16%)
Ambu A/S, Class B	18,080	478,445

Egypt (0.50%)
African Export-Import Bank, GDR	200,000	680,000
Commercial International Bank Egypt SAE	68,939	323,756
Integrated Diagnostics Holdings PLC(b)(c)	129,237	518,886
		1,522,642

Finland (0.43%)
Metso OYJ	25,300	741,335
Terveystalo Oyj(b)(c)	59,800	571,534
		1,312,869

France (1.95%)
Alten SA	10,400	995,757
Bureau Veritas SA	36,300	806,051
Esker SA	21,509	1,723,345
Eurofins Scientific SE	900	362,197
Infotel SA	14,560	651,617
Neurones	17,282	389,685
Thermador Groupe	18,808	1,067,772
		5,996,424

Georgia (0.28%)
Georgia Healthcare Group PLC(a)(b)(c)	284,198	868,518

Germany (4.69%)
CANCOM SE	12,600	488,328
Dermapharm Holding SE(a)	39,700	1,212,584
FinTech Group AG(a)	23,000	504,403
FUCHS PETROLUB SE	15,500	725,975
Grand City Properties SA	69,400	1,723,746
GRENKE AG	16,000	1,468,752
Marley Spoon AG(a)	1,162,278	498,467
Nexus AG	32,485	985,332
Norma Group SE	28,260	1,492,464
PATRIZIA Immobilien AG	50,804	1,130,442
Puma SE	3,000	1,670,545
Wirecard AG	15,096	2,500,256
		14,401,294

Greece (0.55%)
Sarantis SA	199,040	1,685,878

		Value
	Shares	(Note 2)
Hong Kong (1.31%)
Plover Bay Technologies, Ltd.(c)	2,930,000	$421,924
TK Group Holdings, Ltd.	1,720,000	900,862
Vitasoy International Holdings, Ltd.	660,000	2,683,012
		4,005,798

India (4.69%)
Bajaj Finance, Ltd.	55,000	1,991,237
Byke Hospitality, Ltd.	740,695	415,547
Central Depository Services India, Ltd.(c)	96,500	295,796
Cyient, Ltd.	181,100	1,552,031
Gulf Oil Lubricants India, Ltd.	15,885	202,326
HDFC Asset Management Co., Ltd.(a)(b)(c)	26,000	498,138
HDFC Bank, Ltd.	56,000	1,637,756
HDFC Life Insurance Co., Ltd.(a)(b)(c)	66,500	347,461
Kovai Medical Center and Hospital	18,322	178,145
Poly Medicure, Ltd.	242,220	734,630
TCI Express, Ltd.	175,459	1,517,133
Thyrocare Technologies, Ltd.(b)(c)	58,000	447,600
Time Technoplast, Ltd.	542,756	737,589
Vaibhav Global, Ltd.	96,447	901,614
WNS Holdings, Ltd., ADR(a)	60,475	2,950,575
		14,407,578

Indonesia (1.87%)
Arwana Citramulia Tbk PT	26,137,200	886,673
Bank Central Asia Tbk PT	521,500	1,051,584
Hexindo Adiperkasa Tbk PT	1,636,900	358,484
Indonesia Pondasi Raya Tbk PT	4,149,800	237,598
Link Net Tbk PT	1,814,400	566,168
Selamat Sempurna Tbk PT	20,026,300	2,164,231
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	466,274
		5,731,012

Ireland (0.48%)
Hostelworld Group PLC(b)(c)	371,708	1,004,317
Keywords Studios PLC	29,800	465,902
		1,470,219

Israel (1.21%)
Wix.com, Ltd.(a)	33,825	3,698,764

Italy (1.84%)
Brembo SpA	108,750	1,241,019
DiaSorin SpA	10,928	1,000,031
FinecoBank Banca Fineco SpA	127,298	1,382,453
Interpump Group SpA	32,697	1,052,391

		Value
	Shares	(Note 2)
Italy (continued)
Piovan SpA(a)(b)(c)	112,663	$976,183
		5,652,077

Japan (6.98%)
Aeon Delight Co., Ltd.	18,900	700,129
AIT Corp.	84,700	770,601
Arcland Service Holdings Co., Ltd.	45,600	838,111
Cosmos Pharmaceutical Corp.	4,100	783,677
Create SD Holdings Co., Ltd.	47,300	1,187,222
Future Corp.	69,300	955,599
Japan Lifeline Co., Ltd.	75,200	1,138,442
MISUMI Group, Inc.	66,900	1,523,176
Naigai Trans Line, Ltd.	32,600	420,500
Nihon M&A Center, Inc.	77,100	1,923,165
Open Door, Inc.(a)	45,300	1,171,541
Pigeon Corp.	30,500	1,187,239
SBI FinTech Solutions Co., Ltd.	75,000	957,174
Seria Co., Ltd.	36,100	1,110,259
Strike Co., Ltd.	17,100	317,117
Sundrug Co., Ltd.	25,200	803,948
Synchro Food Co., Ltd.(a)	113,400	676,704
Syuppin Co., Ltd.	147,200	933,810
Trancom Co., Ltd.	16,700	1,024,154
Tsuruha Holdings, Inc.	9,700	894,083
Vega Corp. Co., Ltd.(a)	143,900	1,105,754
Yakuodo Co., Ltd.	43,200	1,005,786
		21,428,191

Kenya (0.20%)
Safaricom PLC	2,572,600	608,696

Malaysia (0.29%)
Mynews Holdings Bhd	1,818,000	608,071
Scicom MSC Bhd	934,000	273,633
		881,704

Mexico (0.13%)
Regional SAB de CV	74,857	396,124

Netherlands (0.94%)
Aalberts Industries NV	43,882	1,536,455
Shop Apotheke Europe NV(a)(b)	33,000	1,359,786
		2,896,241

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	819,006	1

Norway (1.58%)
Infront ASA	156,700	475,640
Medistim ASA	75,150	616,601
Multiconsult ASA(b)(c)	63,000	433,249
Sbanken ASA(b)(c)	158,900	1,441,300
Self Storage Group ASA(a)	481,500	1,027,632
Webstep AS(b)(c)	288,000	853,692
		4,848,114

		Value
	Shares	(Note 2)
Oman (0.43%)
Tethys Oil AB	175,000	$1,334,497

Pakistan (0.11%)
Meezan Bank, Ltd.	543,356	349,092

Philippines (1.86%)
Concepcion Industrial Corp.	1,793,920	1,378,747
Holcim Philippines, Inc.	3,883,400	638,663
Pryce Corp.	6,408,800	737,916
Puregold Price Club, Inc.(a)	1,332,700	1,163,651
Wilcon Depot, Inc.	6,847,400	1,802,846
		5,721,823

Poland (1.29%)
CCC SA	13,700	658,059
Dino Polska SA(a)(b)(c)	80,518	2,169,556
LiveChat Software SA	89,904	672,638
PGS Software SA	138,887	445,868
		3,946,121

Russia (0.02%)
MD Medical Group Investments PLC, GDR(c)	11,955	54,993

Singapore (0.27%)
Riverstone Holdings, Ltd./Singapore	1,008,800	839,293

South Africa (1.24%)
ARB Holdings, Ltd.	2,093,266	819,078
Cashbuild, Ltd.	36,500	765,018
Clicks Group, Ltd.	64,000	950,078
Interwaste Holdings, Ltd.	4,589,334	390,987
Italtile, Ltd.	822,600	868,261
		3,793,422

South Korea (0.51%)
ISC Co., Ltd.	57,829	470,366
Koh Young Technology, Inc.	8,993	662,766
Medy-Tox, Inc.	912	424,586
		1,557,718

Spain (0.00%)(d)
Let's GOWEX SA(a)(e)	10,700	0

Sri Lanka (0.12%)
Royal Ceramics Lanka PLC	893,948	365,807

Sweden (2.32%)
AddTech AB, Class B	34,300	675,511
HIQ International AB	39,763	248,245
Hoist Finance AB(b)(c)	147,200	713,359
Indutrade AB	32,200	808,527
KNOW IT AB	50,700	916,689
Nibe Industrier AB, Class B	93,000	1,055,563
OEM International AB, Class B	17,200	354,518
Sweco AB, Class B	41,100	843,044

		Value
	Shares	(Note 2)
Sweden (continued)
SwedenCare AB(a)	157,700	$899,315
Vitec Software Group AB, Class B	67,500	601,270
		7,116,041

Switzerland (0.84%)
Luxoft Holding, Inc.(a)	6,200	359,786
Partners Group Holding AG	3,235	2,220,210
		2,579,996

Taiwan (2.33%)
Bioteque Corp.	299,000	987,859
FineTek Co., Ltd.	148,000	370,945
Poya International Co., Ltd.	98,000	992,074
Sinmag Equipment Corp.	175,298	701,842
Sporton International, Inc.	275,859	1,481,592
Test Research, Inc.	409,440	643,717
TSC Auto ID Technology Co., Ltd.	64,600	490,995
TTFB Co., Ltd.	148,000	1,156,194
Voltronic Power Technology Corp.	19,000	325,928
		7,151,146

Turkey (0.59%)
DP Eurasia NV(a)(b)(c)	1,094,525	1,826,058

United Arab Emirates (0.57%)
Aramex PJSC	1,518,033	1,756,433

United States (25.49%)
8x8, Inc.(a)	36,350	640,123
Accenture PLC, Class A	2,125	326,294
Amazon.com, Inc.(a)	950	1,632,793
Appian Corp.(a)	13,225	425,713
Aratana Therapeutics, Inc.(a)	209,600	928,528
Axos Financial, Inc.(a)	22,200	673,992
Bank of Hawaii Corp.	15,525	1,200,548
BioDelivery Sciences International, Inc.(a)	191,250	883,575
Blackline, Inc.(a)	15,450	735,111
Burford Capital, Ltd.	91,200	2,196,187
Cactus, Inc., Class A(a)	44,725	1,467,874
Core Laboratories NV	12,850	866,861
CoreSite Realty Corp.	11,350	1,121,266
DexCom, Inc.(a)	3,450	486,553
DXP Enterprises, Inc.(a)	84,225	2,771,845
Edwards Lifesciences Corp.(a)	4,750	809,495
EPAM Systems, Inc.(a)	21,100	2,985,228
Esquire Financial Holdings, Inc.(a)	114,787	2,494,322
ExlService Holdings, Inc.(a)	20,275	1,165,812
Fastenal Co.	66,150	3,999,429
First Republic Bank	81,325	7,858,435
Focus Financial Partners, Inc., Class A(a)	11,775	331,113
Genpact, Ltd.	53,875	1,607,091

		Value
	Shares	(Note 2)
United States (continued)
Goosehead Insurance, Inc., Class A(a)	70,685	$2,031,487
Hackett Group, Inc.	28,025	504,170
HealthEquity, Inc.(a)	12,725	793,276
Heska Corp.(a)	11,000	1,084,600
Hingham Institution for Savings	3,550	656,395
I3 Verticals, Inc., Class A(a)	20,800	514,384
Inphi Corp.(a)	36,700	1,447,448
Kinsale Capital Group, Inc.	26,450	1,534,100
Knight-Swift Transportation Holdings, Inc.	223,975	7,111,206
LGI Homes, Inc.(a)	16,425	974,002
Littelfuse, Inc.	3,100	544,732
MarketAxess Holdings, Inc.	7,205	1,547,418
Microchip Technology, Inc.	9,650	775,571
Mimecast, Ltd.(a)	14,650	550,401
Monro, Inc.	16,375	1,173,433
MSC Industrial Direct Co., Inc., Class A	12,525	1,045,712
NV5 Global, Inc.(a)	10,225	723,623
NVIDIA Corp.	3,025	434,844
Palo Alto Networks, Inc.(a)	3,175	682,054
Paycom Software, Inc.(a)	12,225	1,812,234
Pluralsight, Inc., Class A(a)	52,064	1,560,879
Power Integrations, Inc.	28,590	1,886,940
Qualys, Inc.(a)	17,200	1,488,316
Resources Connection, Inc.	63,875	1,067,351
Seacoast Commerce Banc Holdings	44,700	882,825
Silicon Laboratories, Inc.(a)	11,700	895,050
STAAR Surgical Co.(a)	9,979	356,550
SVB Financial Group(a)	14,800	3,454,024
Systemax, Inc.	23,375	545,573
Transcat, Inc.(a)	51,477	1,153,085
Veracyte, Inc.(a)	25,447	462,881
Watsco, Inc.	6,325	932,811
		78,235,563

Vietnam (2.25%)
Lix Detergent JSC	508,470	1,006,025
Taisun Int'l Holding Corp.	301,400	1,324,447
Vietnam Dairy Products JSC	365,929	2,129,420
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	2,442,538
		6,902,430

TOTAL COMMON STOCKS
(Cost $263,448,259)		299,125,311

		Value
	Shares	(Note 2)
PREFERRED STOCKS (0.30%)
United States (0.30%)
Dataminr Inc - Private Placement(a)	45,833	$912,077

TOTAL PREFERRED STOCKS
(Cost $$912,077)		912,077

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.31%)
Germany (0.26%)
publity AG
3.50%, 11/17/2020	$800,000	$814,498

Malaysia (0.05%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	445,800	156,726

TOTAL CORPORATE BONDS
(Cost $984,703)		971,224

TOTAL INVESTMENTS (98.08%)
(Cost $265,345,039)		$301,008,612

Other Assets In Excess Of Liabilities (1.92%)		5,881,596

NET ASSETS (100.00%)		$306,890,208

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $24,219,203 representing 7.89% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of those securities was $27,150,721 representing 8.85% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.24%)
Argentina (0.53%)
Globant SA(a)	13,925	$941,330

Australia (0.36%)
Domino's Pizza Enterprises, Ltd.	19,500	644,942

Bangladesh (0.54%)
Square Pharmaceuticals, Ltd.	309,463	970,192

Belgium (0.68%)
Melexis NV	17,370	1,224,714

Bermuda (0.89%)
Bank of NT Butterfield & Son, Ltd.	45,610	1,598,630

Brazil (1.05%)
Fleury SA	194,600	1,188,772
Raia Drogasil SA	40,800	693,573
		1,882,345

Britain (8.31%)
B&M European Value Retail SA	677,000	2,878,746
boohoo Group PLC(a)	418,000	1,030,434
Close Brothers Group PLC	46,126	898,409
Dechra Pharmaceuticals PLC	81,600	2,532,250
Diploma PLC	56,150	935,309
Intertek Group PLC	17,400	1,120,097
Sanne Group PLC	312,920	2,052,131
St James's Place PLC	279,207	3,435,033
		14,882,409

Canada (5.47%)
Gildan Activewear, Inc.	57,267	1,938,174
Lululemon Athletica, Inc.(a)	19,100	2,823,171
Ritchie Bros Auctioneers, Inc.	37,675	1,354,793
Shopify, Inc., Class A(a)	5,900	993,973
Stantec, Inc.	112,592	2,676,946
		9,787,057

China (5.48%)
51job, Inc., ADR(a)	15,675	1,091,607
58.com, Inc., ADR(a)	4,050	256,770
China Medical System Holdings, Ltd.	553,000	572,933
CSPC Pharmaceutical Group, Ltd.	577,000	989,712
Ctrip.com International, Ltd., ADR(a)	26,650	887,445
Silergy Corp.	152,000	2,246,245
Tencent Holdings, Ltd.	16,100	709,888

		Value
	Shares	(Note 2)
China (continued)
WuXi AppTec Co., Ltd., Class H(a)(b)(c)	51,000	$519,934
Wuxi Biologics Cayman, Inc.(a)(b)(c)	86,000	739,211
Yum China Holdings, Inc.	49,300	1,796,985
		9,810,730

Colombia (0.89%)
Parex Resources, Inc.(a)	106,695	1,599,674

Denmark (0.45%)
Ambu A/S, Class B	30,100	796,526

Egypt (0.27%)
Commercial International Bank Egypt SAE	103,662	486,824

France (2.69%)
Alten SA	19,982	1,913,194
BioMerieux	9,725	686,798
Bureau Veritas SA	39,250	871,556
Eurofins Scientific SE	3,320	1,336,106
		4,807,654

Georgia (0.84%)
Bank of Georgia Group PLC	53,962	1,084,439
Georgia Capital PLC(a)	29,100	414,348
		1,498,787

Germany (6.38%)
Aroundtown SA	49,308	435,701
Dermapharm Holding SE(a)	54,500	1,664,630
FUCHS PETROLUB SE	22,500	1,053,834
Grand City Properties SA	54,700	1,358,630
GRENKE AG	14,900	1,367,775
Norma Group SE	34,590	1,826,763
PATRIZIA Immobilien AG	58,715	1,306,470
Wirecard AG	14,550	2,409,826
		11,423,629

Hong Kong (3.18%)
Value Partners Group, Ltd.	2,098,900	1,551,343
Vitasoy International Holdings, Ltd.	1,019,500	4,144,441
		5,695,784

India (3.35%)
Bajaj Finance, Ltd.	57,070	2,066,180
HDFC Asset Management Co., Ltd.(a)(b)(c)	40,500	775,946
HDFC Bank, Ltd.	24,500	716,518
HDFC Life Insurance Co., Ltd.(a)(b)(c)	96,000	501,597
WNS Holdings, Ltd., ADR(a)	39,525	1,928,425
		5,988,666

		Value
	Shares	(Note 2)
Indonesia (0.46%)
Bank Central Asia Tbk PT	410,500	$827,757

Israel (1.08%)
Wix.com, Ltd.(a)	17,675	1,932,761

Italy (3.82%)
Brembo SpA	170,349	1,943,967
DiaSorin SpA	25,746	2,356,038
FinecoBank Banca Fineco SpA	138,740	1,506,713
Interpump Group SpA	32,046	1,031,438
		6,838,156

Japan (8.88%)
Aeon Delight Co., Ltd.	31,600	1,170,585
Cosmos Pharmaceutical Corp.	3,500	668,993
Create SD Holdings Co., Ltd.	53,800	1,350,371
Japan Lifeline Co., Ltd.	134,500	2,036,176
MISUMI Group, Inc.	123,700	2,816,397
Nihon M&A Center, Inc.	146,800	3,661,745
Pigeon Corp.	23,700	922,543
Seria Co., Ltd.	38,400	1,180,996
Sundrug Co., Ltd.	21,600	689,098
Tokyo Century Corp.	14,500	676,245
Tsuruha Holdings, Inc.	7,900	728,171
		15,901,320

Mexico (0.49%)
Regional SAB de CV	166,100	878,958

Netherlands (1.46%)
Aalberts Industries NV	74,488	2,608,074

Philippines (1.97%)
Philippine Seven Corp.	259,000	604,383
Puregold Price Club, Inc.(a)	1,189,000	1,038,179
Robinsons Retail Holdings, Inc.	407,900	688,835
Security Bank Corp.	347,300	1,192,990
		3,524,387

Poland (0.74%)
Dino Polska SA(a)(b)(c)	49,034	1,321,220

South Korea (1.03%)
LG Household & Health Care, Ltd.	875	994,810
Medy-Tox, Inc.	1,823	848,707
		1,843,517

Sweden (2.08%)
AddTech AB, Class B	40,300	793,676
Indutrade AB	45,283	1,137,036
Nibe Industrier AB, Class B	61,408	696,989
Sweco AB, Class B	53,100	1,089,189
		3,716,890

		Value
	Shares	(Note 2)
Switzerland (0.75%)
Partners Group Holding AG	1,950	$1,338,303

United States (30.37%)
Accenture PLC, Class A	4,950	760,073
Amazon.com, Inc.(a)	425	730,460
Axos Financial, Inc.(a)	13,675	415,173
Bank of Hawaii Corp.	7,250	560,642
Burford Capital, Ltd.	60,300	1,452,084
Cactus, Inc., Class A(a)	29,050	953,421
Core Laboratories NV	18,125	1,222,713
Edwards Lifesciences Corp.(a)	7,850	1,337,797
EPAM Systems, Inc.(a)	19,800	2,801,304
ExlService Holdings, Inc.(a)	12,725	731,687
Fastenal Co.	63,425	3,834,675
First Republic Bank	68,200	6,590,166
FirstCash, Inc.	10,953	902,856
Genpact, Ltd.	45,002	1,342,410
Hamilton Lane, Inc., Class A	11,700	424,359
HealthEquity, Inc.(a)	28,857	1,798,945
IDEX Corp.	5,275	727,211
Inphi Corp.(a)	17,600	694,144
IPG Photonics Corp.(a)	4,925	655,025
Knight-Swift Transportation Holdings, Inc.	177,600	5,638,800
LGI Homes, Inc.(a)	11,625	689,363
Littelfuse, Inc.	3,725	654,557
MarketAxess Holdings, Inc.	13,400	2,877,918
Microchip Technology, Inc.	22,500	1,808,325
Monro, Inc.	34,000	2,436,440
NVIDIA Corp.	2,475	355,781
Palo Alto Networks, Inc.(a)	3,175	682,054
Paycom Software, Inc.(a)	11,575	1,715,878
Pluralsight, Inc., Class A(a)	35,159	1,054,067
Power Integrations, Inc.	49,275	3,252,150
Qualys, Inc.(a)	13,425	1,161,665
Silicon Laboratories, Inc.(a)	11,675	893,138
SVB Financial Group(a)	10,860	2,534,507
Watsco, Inc.	4,625	682,095
		54,371,883

Vietnam (1.75%)
Ho Chi Minh City Development Joint Stock Commercial Bank	544,106	715,343
Vietnam Dairy Products JSC	255,454	1,486,542
Vietnam Technological & Commercial Joint Stock Bank(a)	817,275	933,565
		3,135,450

TOTAL COMMON STOCKS
(Cost $155,179,258)		172,278,569

		Value
	Shares	(Note 2)
PREFERRED STOCKS (0.27%)
United States (0.27%)
Dataminr Inc - Private Placement(a)	24,262	$482,814

TOTAL PREFERRED STOCKS
(Cost $$482,814)		482,814

TOTAL INVESTMENTS (96.51%)
(Cost $155,662,072)		$172,761,383

Other Assets In Excess Of Liabilities (3.49%)		6,256,623

NET ASSETS (100.00%)		$179,018,006

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $3,857,908 representing 2.16% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of those securities was $3,857,908, representing 2.16% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (94.84%)
Argentina (0.64%)
Globant SA(a)	58,025	$3,922,490

Australia (1.45%)
Class, Ltd.	1,043,018	1,000,784
Fiducian Group, Ltd.	151,700	430,056
Kogan.com, Ltd.	924,822	2,890,690
National Storage REIT	2,333,057	3,044,140
National Veterinary Care, Ltd.	1,102,500	1,458,562
		8,824,232

Austria (1.06%)
Palfinger AG	208,531	6,468,357

Bangladesh (0.72%)
Square Pharmaceuticals, Ltd.	1,406,080	4,408,178

Belgium (0.82%)
Melexis NV	70,792	4,991,361

Bermuda (1.00%)
Bank of NT Butterfield & Son, Ltd.	174,884	6,129,684

Brazil (1.11%)
Arco Platform, Ltd., Class A(a)	28,925	731,224
Fleury SA	992,000	6,059,925
		6,791,149

Britain (14.50%)
Alliance Pharma PLC	2,321,634	1,948,837
B&M European Value Retail SA	1,374,500	5,844,663
boohoo Group PLC(a)	2,475,900	6,103,475
Clinigen Group PLC	304,473	3,182,796
Close Brothers Group PLC	179,664	3,499,365
CVS Group PLC	565,800	2,986,226
Dechra Pharmaceuticals PLC	268,000	8,316,704
Endava PLC, ADR(a)	70,763	1,662,930
FDM Group Holdings PLC	226,200	2,444,677
Impax Asset Management Group PLC	711,817	2,049,296
Intertek Group PLC	59,600	3,836,653
JTC PLC(b)(c)	1,110,899	5,245,402
K3 Capital Group PLC	220,500	723,020
LoopUp Group PLC(a)	462,200	1,848,977
Metro Bank PLC(a)	90,600	1,291,694
Motorpoint group PLC(c)	109,487	284,334
On the Beach Group PLC(b)(c)	1,020,250	5,887,908
Oxford Immunotec Global PLC(a)	250,990	3,649,395
River & Mercantile Group PLC	625,400	1,837,417
RPS Group PLC	2,007,946	3,529,056

		Value
	Shares	(Note 2)
Britain (continued)
Sabre Insurance Group PLC(b)(c)	881,000	$3,281,678
Sanne Group PLC	786,206	5,155,943
Secure Trust Bank PLC	73,100	1,279,972
Softcat PLC	422,000	3,846,795
St James's Place PLC	430,179	5,292,414
Ted Baker PLC	87,228	2,131,427
Volution Group PLC	631,500	1,308,676
		88,469,730

Canada (4.10%)
Biosyent, Inc.(a)	239,100	1,455,763
Cipher Pharmaceuticals, Inc.(a)	266,600	387,539
Gildan Activewear, Inc.	114,200	3,865,044
Lululemon Athletica, Inc.(a)	39,200	5,794,152
Richelieu Hardware, Ltd.	291,450	5,214,802
Ritchie Bros Auctioneers, Inc.	102,125	3,672,415
Stantec, Inc.	195,010	4,636,487
		25,026,202

China (4.59%)
51job, Inc., ADR(a)	36,050	2,510,522
BBI Life Sciences Corp.(c)	15,551,500	4,359,965
China Medical System Holdings, Ltd.	3,262,000	3,379,579
CSPC Pharmaceutical Group, Ltd.	1,687,000	2,893,665
Man Wah Holdings, Ltd.	4,800,000	2,257,125
O2Micro International, Ltd., ADR(a)	1,054,233	1,676,230
On-Bright Electronics, Inc.	839,780	4,660,661
Silergy Corp.	386,199	5,707,220
WuXi AppTec Co., Ltd., Class H(a)(b)(c)	53,000	540,323
		27,985,290

Colombia (1.14%)
Amerisur Resources PLC(a)	3,542,068	782,349
Gran Tierra Energy, Inc.(a)	196,789	466,390
Parex Resources, Inc.(a)	379,775	5,693,952
		6,942,691

Egypt (0.10%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	619,113

Finland (0.44%)
Metso OYJ	91,400	2,678,183

France (3.93%)
Alten SA	53,500	5,122,404
Bureau Veritas SA	208,100	4,620,914
Esker SA	76,143	6,100,734
Eurofins Scientific SE	7,900	3,179,289
Infotel SA	16,113	721,119
Neurones	50,872	1,147,094

		Value
	Shares	(Note 2)
France (continued)
Thermador Groupe	54,436	$3,090,452
		23,982,006

Georgia (1.26%)
Bank of Georgia Group PLC	175,211	3,521,102
Georgia Capital PLC(a)	149,511	2,128,848
TBC Bank Group PLC	108,450	2,048,301
		7,698,251

Germany (7.32%)
Aroundtown SA	240,800	2,127,785
CANCOM SE	52,800	2,046,327
Dermapharm Holding SE(a)	207,700	6,343,921
FinTech Group AG(a)	91,000	1,995,680
Grand City Properties SA	203,956	5,065,826
GRENKE AG	28,800	2,643,753
Nexus AG	204,206	6,193,961
Norma Group SE	93,303	4,927,507
PATRIZIA Immobilien AG	186,894	4,158,586
Wirecard AG	55,511	9,193,940
		44,697,286

Greece (0.14%)
Sarantis SA	100,600	852,087

Hong Kong (2.99%)
International Housewares Retail Co., Ltd.	10,416,000	2,628,175
TK Group Holdings, Ltd.	4,923,000	2,578,456
Value Partners Group, Ltd.	9,103,000	6,728,226
Vitasoy International Holdings, Ltd.	1,559,338	6,338,974
		18,273,831

India (4.86%)
Bajaj Finance, Ltd.	161,760	5,856,408
Byke Hospitality, Ltd.	941,279	528,080
Central Depository Services India, Ltd.(c)	446,500	1,368,631
Cyient, Ltd.	598,912	5,132,689
Kellton Tech Solutions, Ltd.(a)	1,337,558	804,942
L&T Technology Services, Ltd.(b)(c)	38,311	853,944
TCI Express, Ltd.	258,500	2,235,160
Thyrocare Technologies, Ltd.(b)(c)	134,159	1,035,337
Time Technoplast, Ltd.	2,884,734	3,920,269
WNS Holdings, Ltd., ADR(a)	162,925	7,949,111
		29,684,571

Indonesia (2.57%)
Arwana Citramulia Tbk PT	63,783,500	2,163,777
Indonesia Pondasi Raya Tbk PT	19,093,100	1,093,182
Link Net Tbk PT	8,897,400	2,776,358
Panin Sekuritas Tbk PT	8,494,000	848,032
Selamat Sempurna Tbk PT	63,313,800	6,842,286

		Value
	Shares	(Note 2)
Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	$1,955,271
		15,678,906

Ireland (0.54%)
Irish Residential Properties REIT PLC	1,932,976	3,318,729

Israel (1.40%)
Wix.com, Ltd.(a)	78,158	8,546,577

Italy (3.21%)
Brembo SpA	235,810	2,690,986
DiaSorin SpA	60,134	5,502,913
FinecoBank Banca Fineco SpA	407,187	4,422,040
Interpump Group SpA	150,622	4,847,946
Piovan SpA(a)(b)(c)	247,473	2,144,261
		19,608,146

Japan (11.73%)
AIT Corp.	500,200	4,550,821
Anshin Guarantor Service Co., Ltd.	52,400	105,353
Arcland Service Holdings Co., Ltd.	112,700	2,071,383
Create SD Holdings Co., Ltd.	281,800	7,073,135
Future Corp.	362,200	4,994,486
Japan Lifeline Co., Ltd.	356,500	5,397,003
M&A Capital Partners Co., Ltd.(a)	58,800	2,704,503
Macromill, Inc.	164,100	2,329,113
Matsumotokiyoshi Holdings Co., Ltd.	21,000	645,857
MISUMI Group, Inc.	253,800	5,778,508
Naigai Trans Line, Ltd.	64,650	833,906
Nihon M&A Center, Inc.	181,000	4,514,822
Open Door, Inc.(a)	144,400	3,734,449
Seria Co., Ltd.	138,900	4,271,884
SMS Co., Ltd.	195,300	3,213,014
Sundrug Co., Ltd.	81,200	2,590,498
Synchro Food Co., Ltd.(a)	435,800	2,600,597
Syuppin Co., Ltd.	231,200	1,466,690
Tokyo Century Corp.	85,200	3,973,523
Trancom Co., Ltd.	92,890	5,696,628
Tsuruha Holdings, Inc.	17,500	1,613,037
Yakuodo Co., Ltd.	60,100	1,399,253
		71,558,463

Malaysia (0.82%)
AEON Credit Service M Bhd	816,560	3,181,713
My EG Services Bhd	2,986,400	729,102
Scicom MSC Bhd	3,754,500	1,099,951
		5,010,766

Mexico (0.64%)
Credito Real SAB de CV SOFOM ER	919,448	946,747

		Value
	Shares	(Note 2)
Mexico (continued)
Regional SAB de CV	560,065	$2,963,719
		3,910,466

Netherlands (1.20%)
Aalberts Industries NV	209,597	7,338,691

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.97%)
Medistim ASA	420,559	3,450,659
Sbanken ASA(b)(c)	945,100	8,572,513
		12,023,172

Oman (0.51%)
Tethys Oil AB	409,108	3,119,735

Philippines (2.79%)
Concepcion Industrial Corp.	3,070,600	2,359,960
Holcim Philippines, Inc.	5,918,300	973,322
Pepsi-Cola Products Philippines, Inc.	2,400,500	61,729
Puregold Price Club, Inc.(a)	5,645,000	4,928,948
Robinsons Retail Holdings, Inc.	1,696,000	2,864,095
Security Bank Corp.	1,695,760	5,825,006
		17,013,060

Poland (0.64%)
Dino Polska SA(a)(b)(c)	105,062	2,830,894
LiveChat Software SA	85,000	635,947
PGS Software SA	130,778	419,836
		3,886,677

Singapore (0.70%)
Riverstone Holdings, Ltd./Singapore	5,111,000	4,252,206

South Africa (1.16%)
Cashbuild, Ltd.	124,286	2,604,958
Italtile, Ltd.	4,209,423	4,443,081
		7,048,039

South Korea (1.45%)
Hy-Lok Corp.	84,332	1,477,980
ISC Co., Ltd.	236,149	1,920,773
Koh Young Technology, Inc.	25,383	1,870,674
LEENO Industrial, Inc.	79,500	3,572,552
		8,841,979

Sweden (2.64%)
AddTech AB, Class B	343,608	6,767,084
HIQ International AB	124,653	778,225
Hoist Finance AB(b)(c)	434,800	2,107,122
Indutrade AB	136,950	3,438,753
KNOW IT AB	51,800	936,577
Nibe Industrier AB, Class B	82,700	938,656

		Value
	Shares	(Note 2)
Sweden (continued)
TF Bank AB(c)	132,700	$1,129,256
		16,095,673

Switzerland (0.11%)
VZ Holding AG	2,560	678,325

Taiwan (3.22%)
Bioteque Corp.	908,000	2,999,919
Materials Analysis Technology, Inc.	748,000	1,606,953
Sinmag Equipment Corp.	986,158	3,948,291
Sporton International, Inc.	1,219,003	6,547,060
Test Research, Inc.	2,238,252	3,518,955
TSC Auto ID Technology Co., Ltd.	138,000	1,048,874
		19,670,052

Turkey (0.17%)
DP Eurasia NV(a)(b)(c)	635,340	1,059,974

United Arab Emirates (0.58%)
Aramex PJSC	3,038,191	3,515,324

United States (3.00%)
Core Laboratories NV	63,326	4,271,972
EPAM Systems, Inc.(a)	65,400	9,252,792
Genpact, Ltd.	159,400	4,754,902
		18,279,666

Vietnam (1.62%)
Ho Chi Minh City Development Joint Stock Commercial Bank	2,161,861	2,842,224
Vietnam Dairy Products JSC	510,986	2,973,538
Vietnam Technological & Commercial Joint Stock Bank(a)	3,570,063	4,078,050
		9,893,812

TOTAL COMMON STOCKS
(Cost $492,285,603)		578,793,131

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.13%)
Malaysia (0.13%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,235,120	$785,784

TOTAL CORPORATE BONDS
(Cost $530,971)		785,784

TOTAL INVESTMENTS (94.97%)
(Cost $492,816,574)	$579,578,915

Other Assets In Excess Of Liabilities (5.03%)	30,705,753

NET ASSETS (100.00%)	$610,284,668

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $34,178,469 representing 5.60% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of those securities was $41,320,656 representing 6.77% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.04%)
Argentina (0.73%)
Globant SA(a)	58,500	$3,954,600

Australia (0.90%)
carsales.com, Ltd.	243,460	2,231,606
Domino's Pizza Enterprises, Ltd.	80,100	2,649,225
		4,880,831

Bangladesh (0.64%)
Square Pharmaceuticals, Ltd.	1,098,613	3,444,244

Belgium (0.94%)
Melexis NV	72,340	5,100,506

Bermuda (1.28%)
Bank of NT Butterfield & Son, Ltd.	198,382	6,953,289

Brazil (1.54%)
Fleury SA	865,100	5,284,719
Raia Drogasil SA	179,800	3,056,482
		8,341,201

Britain (11.26%)
Ascential PLC	392,400	1,955,754
B&M European Value Retail SA	2,508,100	10,664,969
boohoo Group PLC(a)	1,890,414	4,660,162
Close Brothers Group PLC	189,303	3,687,107
Dechra Pharmaceuticals PLC	333,000	10,333,816
Diploma PLC	255,940	4,263,278
Intertek Group PLC	79,200	5,098,371
Sanne Group PLC	1,094,000	7,174,457
St James's Place PLC	1,070,732	13,173,020
		61,010,934

Canada (7.64%)
Gildan Activewear, Inc.	239,794	8,115,711
Lululemon Athletica, Inc.(a)	74,600	11,026,626
Ritchie Bros Auctioneers, Inc.	138,150	4,967,874
Shopify, Inc., Class A(a)	22,700	3,824,269
Stantec, Inc.	565,489	13,444,862
		41,379,342

China (7.92%)
51job, Inc., ADR(a)	63,675	4,434,327
58.com, Inc., ADR(a)	23,300	1,477,220
Alibaba Group Holding, Ltd., Sponsored ADR(a)	20,525	3,458,257
China Medical System Holdings, Ltd.	2,473,600	2,562,761
CSPC Pharmaceutical Group, Ltd.	2,457,000	4,214,424
Ctrip.com International, Ltd., ADR(a)	108,225	3,603,892
Silergy Corp.	581,200	8,588,930
Tencent Holdings, Ltd.	69,000	3,042,378
WuXi AppTec Co., Ltd., Class H(a)(b)(c)	187,000	1,906,425

		Value
	Shares	(Note 2)
China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)(c)	293,000	$2,518,475
Yum China Holdings, Inc.	195,150	7,113,218
		42,920,307

Colombia (1.14%)
Parex Resources, Inc.(a)	411,519	6,169,888

Denmark (0.56%)
Ambu A/S, Class B	115,755	3,063,184

Egypt (0.36%)
Commercial International Bank Egypt SAE	420,752	1,975,964

France (4.03%)
Alten SA	88,664	8,489,211
BioMerieux	47,950	3,386,319
Bureau Veritas SA	188,650	4,189,021
Eurofins Scientific SE	14,300	5,754,916
		21,819,467

Georgia (1.04%)
Bank of Georgia Group PLC	203,000	4,079,559
Georgia Capital PLC(a)	108,500	1,544,903
		5,624,462

Germany (8.55%)
Aroundtown SA	176,264	1,557,525
Dermapharm Holding SE(a)	210,234	6,421,319
FUCHS PETROLUB SE	87,100	4,079,509
Grand City Properties SA	273,200	6,785,697
GRENKE AG	54,550	5,007,526
Norma Group SE	129,350	6,831,217
PATRIZIA Immobilien AG	243,280	5,413,233
Wirecard AG	61,650	10,210,704
		46,306,730

Hong Kong (3.70%)
Value Partners Group, Ltd.	7,241,000	5,351,981
Vitasoy International Holdings, Ltd.	3,614,000	14,691,525
		20,043,506

India (4.61%)
Bajaj Finance, Ltd.	210,930	7,636,574
HDFC Asset Management Co., Ltd.(a)(b)(c)	157,000	3,007,989
HDFC Bank, Ltd.	113,500	3,319,380
HDFC Life Insurance Co., Ltd.(a)(b)(c)	415,000	2,168,363
WNS Holdings, Ltd., ADR(a)	180,920	8,827,087
		24,959,393

Indonesia (0.68%)
Bank Central Asia Tbk PT	1,833,000	3,696,173

Israel (1.38%)
Wix.com, Ltd.(a)	68,250	7,463,137

Italy (5.12%)
Brembo SpA	697,857	7,963,714
DiaSorin SpA	103,320	9,454,900

		Value
	Shares	(Note 2)
Italy (continued)
FinecoBank Banca Fineco SpA	555,500	$6,032,715
Interpump Group SpA	132,956	4,279,345
		27,730,674

Japan (11.89%)
Aeon Delight Co., Ltd.	139,300	5,160,206
Cosmos Pharmaceutical Corp.	14,900	2,847,996
Create SD Holdings Co., Ltd.	199,400	5,004,908
Japan Lifeline Co., Ltd.	562,300	8,512,579
MISUMI Group, Inc.	454,800	10,354,868
Nihon M&A Center, Inc.	552,700	13,786,421
Pigeon Corp.	98,800	3,845,876
Seria Co., Ltd.	177,200	5,449,805
Sundrug Co., Ltd.	107,100	3,416,778
Tokyo Century Corp.	58,800	2,742,291
Tsuruha Holdings, Inc.	36,100	3,327,464
		64,449,192

Mexico (0.74%)
Regional SAB de CV	757,150	4,006,642

Netherlands (1.92%)
Aalberts Industries NV	297,471	10,415,453

Philippines (2.37%)
Puregold Price Club, Inc.(a)	5,236,200	4,572,003
Robinsons Retail Holdings, Inc.	2,119,320	3,578,971
Security Bank Corp.	1,371,200	4,710,129
		12,861,103

Poland (1.17%)
Dino Polska SA(a)(b)(c)	235,172	6,336,705

South Korea (1.41%)
LG Household & Health Care, Ltd.	3,550	4,036,085
Medy-Tox, Inc.	7,776	3,620,157
		7,656,242

Sweden (2.89%)
AddTech AB, Class B	178,800	3,521,323
Indutrade AB	191,466	4,807,625
Nibe Industrier AB, Class B	305,300	3,465,196
Sweco AB, Class B	187,700	3,850,108
		15,644,252

Switzerland (1.07%)
Partners Group Holding AG	7,790	5,346,347
VZ Holding AG	1,654	438,262
		5,784,609

United States (6.40%)
Accenture PLC, Class A	28,125	4,318,594
Burford Capital, Ltd.	228,500	5,502,507
Core Laboratories NV	70,800	4,776,168
EPAM Systems, Inc.(a)	78,125	11,053,125
FirstCash, Inc.	42,584	3,510,199
Genpact, Ltd.	184,675	5,508,855
		34,669,448

		Value
	Shares	(Note 2)
Vietnam (2.16%)
Ho Chi Minh City Development Joint Stock Commercial Bank	1,946,248	$2,558,755
Vietnam Dairy Products JSC	962,910	5,603,382
Vietnam Technological & Commercial Joint Stock Bank(a)	3,118,067	3,561,739
		11,723,876

TOTAL COMMON STOCKS
(Cost $482,954,984)		520,385,354

TOTAL INVESTMENTS (96.04%)
(Cost $482,954,984)		$520,385,354

Other Assets In Excess Of Liabilities (3.96%)		21,453,744

NET ASSETS (100.00%)		$541,839,098

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $15,937,957 representing 2.94% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of these securities was $15,937,957 representing 2.94% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2019, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2019:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
New Zealand	$–	$–	$0	$0
Other*	35,237,911	–	–	35,237,911
Corporate Bonds*	$–	$198,386	$–	$198,386
Total	$35,237,911	$198,386	$0	$35,436,297

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$400,210,480	$–	$–	$400,210,480
Corporate Bonds*	–	794,813	–	794,813
Total	$400,210,480	$794,813	$–	$401,005,293

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	578,793,130	–	–	578,793,130
Corporate Bonds*	$–	$785,784	$–	$785,784
Total	$578,793,130	$785,784	$1	$579,578,915

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	596,526,656	–	–	596,526,656
Preferred Stocks*	$–	$1,923,136	$–	$1,923,136
Corporate Bonds*	–	590,076	–	590,076
Total	$596,526,656	$2,513,212	$1	$599,039,869

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Spain	–	–	0	0
Other*	299,125,310	–	–	299,125,310
Preferred Stocks*	$–	$912,077	$–	$912,077
Corporate Bonds*	–	971,224	–	971,224
Total	$299,125,310	$1,883,301	$1	$301,008,612

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$520,385,354	$–	$–	$520,385,354
Total	$520,385,354	$–	$–	$520,385,354

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$172,278,569	$–	$–	$172,278,569
Preferred Stocks*	–	482,814	–	482,814
Total	$172,278,569	$482,814	$–	$172,761,383

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$3,657,929	$3,657,929
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	1,876,974	1,876,974
Change in Unrealized Appreciation/(Depreciation)	(507,260)	(507,260)
Purchases	-	-
Sales Proceeds	(3,555,049)	(3,555,049)
Transfer into Level 3	-	-
Transfer out of Level 3	(1,472,594)	(1,472,594)
Balance as of January 31, 2019	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2019	$-	$-

Grandeur Peak Global Micro Cap Fund	Common Stocks	Total
Balance as of April 30, 2018	$117,839	$117,839
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	39,153	39,153
Change in Unrealized Appreciation/(Depreciation)	(25,075)	(25,075)
Purchases	-	-
Sales Proceeds	(131,917)	(131,917)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2019	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2019	$(25,890)	$(25,890)

Grandeur Peak Global Opportunities	Common Stocks	Total
Balance as of April 30, 2018	$179,252	$179,252
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	(179,251)	(179,251)
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2019	$1	$1
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2019	$(179,251)	$(179,251)

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2018	$860,689	$860,689
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	517,440	517,440
Change in Unrealized Appreciation/(Depreciation)	(452,753)	(452,753)
Purchases	-	-
Sales Proceeds	(925,375)	(925,375)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2019	$1	$1
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2019	$(132,539)	$(132,539)

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$3,464,341	$3,464,341
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	1,559,613	1,559,613
Change in Unrealized Appreciation/(Depreciation)	(762,604)	(762,604)
Purchases	-	-
Sales Proceeds	(4,261,349)	(4,261,349)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2019	$1	$1
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2019	$(249,579)	$(249,579)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Grandeur Peak Funds	Quarterly Notes to Portfolio of Invesments

January 31, 2019 (Unaudited)

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

HIGHLAND RESOLUTE FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS (0.54%)
Altaba, Inc.(a)	26,593	$1,821,886

TOTAL CLOSED-END FUNDS (Cost $1,583,654)		1,821,886

COMMON STOCKS (10.23%)
COMMERCIAL SERVICES (0.34%) TransUnion	19,061	1,159,290

DISTRIBUTION/WHOLESALE (0.67%) LKQ Corp.(a)(b)	86,840	2,276,945

DIVERSIFIED FINANCIAL SERVICES (1.15%)
Mastercard, Inc., Class A(b)	8,240	1,739,711
Visa, Inc., Class A(b)	16,035	2,164,885
		3,904,596

HOTELS, RESTAURANTS & LEISURE (1.11%)
Marriott International, Inc., Class A	11,954	1,369,092
Wyndham Hotels & Resorts, Inc.	48,661	2,388,768
		3,757,860

INTERNET (1.51%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	239	40,269
Alphabet, Inc., Class A(a)(b)	2,273	2,559,148
Booking Holdings, Inc.(a)	1,375	2,520,114
		5,119,531

MACHINERY-DIVERSIFIED (0.96%)
Colfax Corp.(a)	78,449	1,941,613
The Middleby Corp.(a)(b)	11,218	1,319,461
		3,261,074

MEDIA (1.24%)
Liberty Global PLC, Class C(a)(b)	114,569	2,699,246
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	37,914	1,508,219
		4,207,465

PIPELINES (0.44%)
Energy Transfer LP	100,059	1,471,868

RETAIL (0.63%)
B&M European Value Retail SA	463,678	1,971,656
MTY Food Group, Inc.	2,676	143,642
		2,115,298

SOFTWARE (1.48%)
CDK Global, Inc.	28,084	1,373,588
First Data Corp., Class A(a)	41,098	1,013,066
SS&C Technologies Holdings, Inc.(b)	51,155	2,633,971
		5,020,625

Description	Shares	Value (Note 2)
SPECIALTY FINANCE (0.70%)
Worldpay, Inc., Class A(a)	28,435	$2,373,754

TOTAL COMMON STOCKS (Cost $33,876,351)		34,668,306

OPEN-END MUTUAL FUNDS (39.69%)
AQR Multi Strategy Alternative Fund, Class I(a)	4,327,177	33,838,525
PIMCO Short-Term Fund, Institutional Class(b)	10,277,254	100,614,316
		134,452,841

TOTAL OPEN-END MUTUAL FUNDS (Cost $140,162,960)		134,452,841

	Notional Amount	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.04%)
S&P 500® Index	$52,729,950	02/28/2019	$2,400	195	55,575
S&P 500® Index	52,729,950	02/28/2019	2,500	133	75,278
					130,853

TOTAL PURCHASED PUT OPTIONS (Cost $318,404)					130,853

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.66%)
AEROSPACE/DEFENSE (0.16%)
TransDigm, Inc.
6.25%, 03/15/2026(c)	$535,000	544,362

COMMERCIAL SERVICES (2.82%)
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	65,000	67,113
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88%, 10/01/2022(c)	157,000	146,010
RR Donnelley & Sons Co.
6.00%, 04/01/2024	1,471,000	1,461,806
6.50%, 11/15/2023	4,575,000	4,569,281
6.63%, 04/15/2029	109,000	102,188
7.00%, 02/15/2022	680,000	686,800
8.88%, 04/15/2021	740,000	779,775
United Rentals North America, Inc.
4.63%, 10/15/2025	356,000	342,472
4.88%, 01/15/2028	589,000	560,286
5.50%, 07/15/2025	823,000	835,345
		9,551,076

COMPUTERS (3.17%)
Everi Payments, Inc.
7.50%, 12/15/2025(c)	2,638,000	2,610,829
Harland Clarke Holdings Corp.
8.38%, 08/15/2022(c)	936,000	882,180
9.25%, 03/01/2021(c)	7,425,500	7,239,862
		10,732,871

DISTRIBUTION/WHOLESALE (0.06%)
H&E Equipment Services, Inc.
5.63%, 09/01/2025	217,000	212,931

Description	Principal Amount	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (0.39%)
CFX Escrow Corp.
6.00%, 02/15/2024	$38,000	$38,237
6.38%, 02/15/2026	38,000	38,237
Navient Corp.
6.75%, 06/15/2026	1,082,000	1,022,469
Quicken Loans, Inc.
5.25%, 01/15/2028(c)	255,000	232,688
		1,331,631

ENTERTAINMENT (1.49%)
Enterprise Development Authority
12.00%, 07/15/2024(c)	667,000	631,982
Mohegan Tribal Gaming
7.88%, 10/15/2024(c)	4,554,000	4,417,380
		5,049,362

ENVIRONMENTAL CONTROL (0.10%)
GFL Environmental, Inc.
5.63%, 05/01/2022(c)	365,000	352,567

FOOD (0.74%)
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025(c)	369,000	317,340
Dean Foods Co.
6.50%, 03/15/2023(b)(c)	2,791,000	2,179,157
		2,496,497

FOREST PRODUCTS & PAPER (1.01%)
Mercer International, Inc.
7.38%, 01/15/2025(c)	138,000	140,760
Resolute Forest Products, Inc.
5.88%, 05/15/2023	3,284,000	3,271,324
		3,412,084

HEALTHCARE-SERVICES (2.65%)
AHP Health Partners, Inc.
9.75%, 07/15/2026(c)	1,319,000	1,362,923
HCA, Inc.
5.63%, 09/01/2028	92,000	95,306
5.88%, 02/01/2029	660,000	692,175
One Call Corp.
7.50%, 07/01/2024(c)	4,595,000	4,342,275
10.00%, 10/01/2024(c)	3,171,000	2,473,380
		8,966,059

IRON & STEEL (0.07%)
AK Steel Corp.
7.63%, 10/01/2021	258,000	252,840

LEISURE TIME (0.06%)
Viking Cruises, Ltd.
5.88%, 09/15/2027(c)	204,000	199,920

MACHINERY-CONSTRUCTION & MINING (0.13%)
Vertiv Intermediate Holding Corp.
12.00%, 02/15/2022(c)	479,000	458,044

Description	Principal Amount	Value (Note 2)
OIL & GAS (0.07%)
Par Petroleum LLC / Par Petroleum Finance Corp.
7.75%, 12/15/2025(c)	$241,000	$224,130

PHARMACEUTICALS (0.21%)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	595,000	494,929
6.00%, 04/15/2024	201,000	204,591
		699,520

PUBLISHING & BROADCASTING (5.53%)
American Media LLC
10.50%, 12/31/2026(c)	30,000	30,000
American Media, Inc.
0.00%, 03/01/2022(c)(d)	15,689,693	10,061,016
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(c)	1,298,000	1,236,345
5.13%, 05/01/2027(c)	445,000	431,650
CSC Holdings LLC
7.75%, 07/15/2025(c)	217,000	227,850
McClatchy Co.
6.88%, 03/15/2029	2,318,000	2,897,500
9.00%, 07/15/2026(c)	3,616,000	3,561,760
Sinclair Television Group, Inc.
5.13%, 02/15/2027(c)	300,000	274,500
		18,720,621

RETAIL (0.85%)
Golden Nugget, Inc.
6.75%, 10/15/2024(c)	1,280,000	1,283,200
8.75%, 10/01/2025(c)	1,375,000	1,412,812
Station Casinos LLC
5.00%, 10/01/2025(c)	204,000	195,616
		2,891,628

TELECOMMUNICATIONS (0.15%)
Level 3 Financing, Inc.
5.38%, 08/15/2022	489,000	494,037

TOTAL CORPORATE BONDS (Cost $64,774,984)		66,590,180

Description	Principal Amount/Shares	Value (Note 2)
Short Term Investments (6.39%)
MONEY MARKET FUNDS (6.39%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 2.273%(b)	21,650,941	21,650,941

TOTAL SHORT TERM INVESTMENTS (Cost $21,650,941)		21,650,941

TOTAL INVESTMENTS (76.55%) (Cost $262,367,294)		$259,315,007

SEGREGATED CASH WITH BROKERS (25.64%)(e)		86,850,755

SECURITIES SOLD SHORT (-4.12%) (Proceeds $13,431,702)		$(13,952,394)

OTHER ASSETS IN EXCESS OF LIABILITIES (1.93%)		6,555,923
NET ASSETS (100.00%)		$338,769,291

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-3.06%)
Consumer Discretionary Select Sector SPDR® Fund	(1,220)	$(132,712)
Consumer Staples Select Sector SPDR® Fund	(4,946)	(264,067)
Energy Select Sector SPDR® Fund	(4,448)	(283,693)
Health Care Select Sector SPDR® Fund	(15,405)	(1,396,771)
iShares China Large-Cap ETF	(11,021)	(475,446)
iShares® 20+ Year Treasury Bond ETF	(3,980)	(485,441)
iShares® MSCI Emerging Markets ETF	(29,486)	(1,270,847)
iShares® MSCI United Kingdom ETF	(48,560)	(1,529,154)
SPDR® S&P Retail ETF	(34,167)	(1,508,815)
Utilities Select Sector SPDR® Fund	(9,524)	(521,534)
Vanguard FTSE Europe ETF	(23,953)	(1,242,442)
Vanguard Total Stock Market ETF	(9,007)	(1,247,740)
		(10,358,662)

TOTAL EXCHANGE TRADED FUNDS (-3.06%) (Proceeds $9,765,676)		(10,358,662)

Description	Shares	Value (Note 2)
CORPORATE BONDS (-1.06%)
ADVERTISING (-0.25%)
MDC Partners, Inc.
6.50%, 5/1/2024(c)	$(944,000)	$(864,043)

CHEMICALS (-0.36%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/2023(c)	(1,158,000)	(1,214,453)

FOOD (-0.21%)
TreeHouse Foods, Inc.
6.00%, 2/15/2024(c)	(679,000)	(700,151)

TELECOMMUNICATIONS (-0.24%)
GTT Communications, Inc.
7.88%, 12/31/2024(c)	(921,000)	(815,085)

TOTAL CORPORATE BONDS (Proceeds $3,666,026)		(3,593,732)

TOTAL SECURITIES SOLD SHORT (Proceeds $13,431,702)		$(13,952,394)

(a)	Non-income producing security.

(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $119,489,755.

(c)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $47,470,538 and the value of the securities held in short positions was $(3,593,732). This totals $43,876,806, which represents 12.95% of the Fund's net assets.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$16,416,794	$16,416,785	1-Month LIBOR BBA	09/13/2023	$9
Morgan Stanley	Clinton Segregated Portfolio(b)	16,087,861	16,085,902	1-Month LIBOR BBA	09/13/2023	1,959
Morgan Stanley	Long/Short Segregated Portfolio(c)	39,603,865	39,603,853	1-Month LIBOR BBA	03/20/2019	12
Morgan Stanley	Melchior Segregated Portfolio(d)	40,808,846	40,808,844	1-Month LIBOR BBA	03/20/2019	2
Morgan Stanley	PSAM Highland(e)	50,954,197	50,954,207	1-Month EURIBOR	06/03/2021	(10)
Morgan Stanley	WABR(f)	33,357,865	33,357,855	1-Month LIBOR BBA	09/01/2020	10
		$197,229,428	$197,227,446			$1,982

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference obligation plus the rate paid by the Fund. Payments are made weekly.

(a)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.

(b)	Clinton Segregated Portfolio is a global, quantitative equity market neutral strategy. The Portfolio will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.

(c)	Long/Short Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(d)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(e)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.

(f)	WABR incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

PIMCO - Pacific Investment Management Company.

S&P - Standard & Poor's.

SPDR - Standard & Poor's Depositary Receipt.

See notes to Quarterly Schedule of Investments.

Currency Abbreviations

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro

GBP - Great British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

PEN - Peruvian Nuevo Sol

USD - United States Dollar

See notes to Quarterly Schedule of Investments.

BHDG SYSTEMATIC TRADING SEGREGATED PORTFOLIO

Description	Contracts	Value	Percentage of Value
LONG SECURITIES
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO USD FORWARD SD : 20-Mar-2019	5,440,000	$3,956,837	15.23%
CAD TO USD FORWARD SD : 20-Mar-2019	4,020,000	3,063,015	11.79%
CHF TO USD FORWARD SD : 20-Mar-2019	3,140,000	3,171,175	12.20%
EUR TO USD FORWARD SD : 20-Mar-2019	7,100,000	8,158,233	31.40%
GBP TO USD FORWARD SD : 20-Mar-2019	2,320,000	3,049,823	11.74%
JPY TO AUD FORWARD SD : 20-Mar-2019	293,249,664	2,702,367	10.40%
JPY TO USD FORWARD SD : 20-Mar-2019	746,080,000	6,875,310	26.46%
KRW TO USD FORWARD SD : 20-Mar-2019	2,979,780,000	2,681,896	10.32%
MXN TO USD FORWARD SD : 20-Mar-2019	55,460,000	2,881,005	11.09%
NZD TO USD FORWARD SD : 20-Mar-2019	3,150,000	2,179,347	8.39%
PHP TO USD FORWARD SD : 20-Mar-2019	116,730,000	2,238,779	8.62%
PLN TO EUR FORWARD SD : 20-Mar-2019	11,170,000	3,004,428	11.56%
PLN TO USD FORWARD SD : 20-Mar-2019	11,880,000	3,195,399	12.30%
SGD TO USD FORWARD SD : 20-Mar-2019	11,570,000	8,602,693	33.11%
USD TO AUD FORWARD SD : 20-Mar-2019	3,822,013	3,822,013	14.71%
USD TO CAD FORWARD SD : 20-Mar-2019	4,380,446	4,380,446	16.86%
USD TO CHF FORWARD SD : 20-Mar-2019	4,423,940	4,423,940	17.03%
USD TO EUR FORWARD SD : 20-Mar-2019	9,065,709	9,065,709	34.89%
USD TO GBP FORWARD SD : 20-Mar-2019	2,786,647	2,786,647	10.72%
USD TO JPY FORWARD SD : 20-Mar-2019	4,622,370	4,622,370	17.79%
USD TO KRW FORWARD SD : 20-Mar-2019	2,221,900	2,221,900	8.55%
USD TO NOK FORWARD SD : 20-Mar-2019	2,515,147	2,515,147	9.68%
USD TO PLN FORWARD SD : 20-Mar-2019	3,320,342	3,320,342	12.78%
USD TO SEK FORWARD SD : 20-Mar-2019	2,786,323	2,786,323	10.72%
USD TO SGD FORWARD SD : 20-Mar-2019	5,267,856	5,267,856	20.27%
		100,973,003	388.61%
TOTAL LONG		$100,973,003	388.61%

SECURITIES SOLD SHORT
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 20-Mar-2019	(3,730,000)	(2,713,052)	-10.44%
AUD TO USD FORWARD SD : 20-Mar-2019	(5,350,000)	(3,891,375)	-14.98%
CAD TO USD FORWARD SD : 20-Mar-2019	(5,860,000)	(4,464,992)	-17.18%
CHF TO USD FORWARD SD : 20-Mar-2019	(4,360,000)	(4,403,288)	-16.95%
EUR TO PLN FORWARD SD : 20-Mar-2019	(2,594,130)	(2,980,777)	-11.47%
EUR TO USD FORWARD SD : 20-Mar-2019	(7,910,000)	(9,088,961)	-34.98%
GBP TO USD FORWARD SD : 20-Mar-2019	(2,190,000)	(2,878,928)	-11.08%
JPY TO USD FORWARD SD : 20-Mar-2019	(514,040,000)	(4,737,004)	-18.23%
KRW TO USD FORWARD SD : 20-Mar-2019	(2,500,020,000)	(2,250,097)	-8.66%
NOK TO USD FORWARD SD : 20-Mar-2019	(21,480,000)	(2,551,933)	-9.82%
PLN TO USD FORWARD SD : 20-Mar-2019	(12,500,000)	(3,362,162)	-12.94%
SEK TO USD FORWARD SD : 20-Mar-2019	(25,060,000)	(2,779,179)	-10.70%
SGD TO USD FORWARD SD : 20-Mar-2019	(7,200,000)	(5,353,448)	-20.60%
USD TO AUD FORWARD SD : 20-Mar-2019	(3,901,813)	(3,901,813)	-15.02%
USD TO CAD FORWARD SD : 20-Mar-2019	(3,024,543)	(3,024,543)	-11.64%
USD TO CHF FORWARD SD : 20-Mar-2019	(3,204,887)	(3,204,887)	-12.33%
USD TO EUR FORWARD SD : 20-Mar-2019	(8,165,629)	(8,165,629)	-31.42%
USD TO GBP FORWARD SD : 20-Mar-2019	(3,002,315)	(3,002,315)	-11.55%
USD TO JPY FORWARD SD : 20-Mar-2019	(6,791,058)	(6,791,058)	-26.14%
USD TO KRW FORWARD SD : 20-Mar-2019	(2,674,387)	(2,674,387)	-10.29%
USD TO MXN FORWARD SD : 20-Mar-2019	(2,833,438)	(2,833,438)	-10.90%
USD TO NZD FORWARD SD : 20-Mar-2019	(2,156,738)	(2,156,738)	-8.30%
USD TO PHP FORWARD SD : 20-Mar-2019	(2,203,143)	(2,203,143)	-8.48%
USD TO PLN FORWARD SD : 20-Mar-2019	(3,173,941)	(3,173,941)	-12.21%
USD TO SGD FORWARD SD : 20-Mar-2019	(8,510,231)	(8,510,231)	-32.75%
		(101,097,318)	-389.06%
TOTAL SHORT		$(101,097,318)	-389.06%

REMAINING SECURITIES, CASH AND OTHER ASSETS AND LIABILITIES		$26,108,839	100.45%
TOTAL VALUE		$25,984,523

IMPALA SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
EQUITY SWAPS
RIO TINTO ADR REP ONE ORD (NYS) CFD	31,689	$261,573	0.66%
		261,573	0.66%
COMMON STOCKS
BOEING ORD (NYS)	3,669	1,414,840	3.57%
CANADIAN PACIFIC RAILWAY ORD (NYS)	8,396	1,720,340	4.34%
CATERPILLAR ORD (NYS)	3,774	502,546	1.27%
CLEVELAND CLIFFS ORD (NYS)	27,296	292,340	0.74%
CSX ORD (NMS)	14,390	945,423	2.39%
D R HORTON ORD (NYS)	9,923	381,539	0.96%
DSV ORD (CPH)	24,926	1,985,334	5.01%
FST QUANTUM MIN ORD (TOR)	104,168	1,205,184	3.04%
HERC HOLDINGS ORD (NYS)	9,759	361,571	0.91%
HESS ORD (NYS)	29,371	1,586,034	4.00%
HOME DEPOT ORD (NYS)	4,050	743,297	1.88%
KNIGHT SWIFT TRANSPRTATN CL A ORD (NYS)	65,468	2,078,609	5.25%
KRATOS DEFENSE AND SECURITY SOLS ORD (NMS)	16,487	255,384	0.64%
LANDSTAR SYSTEM ORD (NMS)	7,670	779,119	1.97%
LEAR ORD (NYS)	6,070	934,355	2.36%
MOHAWK INDUSTRIES ORD (NYS)	8,114	1,045,002	2.64%
NORFOLK SOUTHERN ORD (NYS)	14,739	2,472,320	6.24%
NVR ORD (NYS)	342	909,720	2.30%
RIO TINTO ADR REP ONE ORD (NYS)	15,347	863,576	2.18%
SOUTHWEST AIRLINES ORD (NYS)	9,794	555,907	1.40%
STANLEY BLACK AND DECKER ORD (NYS)	8,952	1,131,891	2.86%
STAR BULK CARRIERS ORD (NMS)	50,567	374,701	0.95%
TAKE TWO INTERACTIVE SOFTWARE ORD (NMS)	13,244	1,397,904	3.53%
TECK RESOURCES CL B ORD (NYS)	137,851	3,358,050	8.48%
UNION PACIFIC ORD (NYS)	8,292	1,319,008	3.33%
UNITED RENTAL ORD (NYS)	5,600	701,456	1.77%
VULCAN MATERIALS ORD (NYS)	3,123	317,453	0.80%
WARRIOR MET COAL ORD (NYS)	22,751	653,636	1.65%
		30,286,540	76.46%
TOTAL LONG		$30,548,113	77.12%

SECURITIES SOLD SHORT
COMMON STOCKS
EATON ORD (NYS)	(9,166)	(698,908)	-1.76%
ELECTRONIC ARTS ORD (NMS)	(4,132)	(381,136)	-0.96%
HUNTINGTON INGALLS INDUSTRIES ORD (NYS)	(3,664)	(756,433)	-1.91%
JB HUNT TRANSPORT SERVICES ORD (NMS)	(2,965)	(317,374)	-0.80%
LOWE'S COMPANIES ORD (NYS)	(4,563)	(438,778)	-1.11%
MONDELEZ INTERNATIONAL CL A ORD (NMS)	(7,776)	(359,718)	-0.91%
NORTHROP GRUMMAN ORD (NYS)	(3,262)	(898,844)	-2.27%
ROCKWELL AUTOMAT ORD (NYS)	(2,132)	(361,417)	-0.91%
TOLL BROTHERS ORD (NYS)	(7,113)	(262,754)	-0.66%
WABCO HOLDINGS ORD (NYS)	(4,372)	(499,414)	-1.26%
WABTEC ORD (NYS)	(6,995)	(483,774)	-1.22%
		(5,458,548)	-13.77%
TOTAL SHORT		$(5,458,548)	-13.77%

REMAINING SECURITIES AND CASH		$14,514,296	36.65%
TOTAL VALUE		$39,603,861

Melchior Segregated Portfolio

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
FUTURE CONTRACT
EURO STOXX 50 Price EUR -SX5E P2900 06/21/2019	46	$29,741	0.07%
		29,741	0.07%
COMMON STOCK
Grifols SA	52,485	977,267	2.39%
		977,267	2.39%
EQUITY SWAP
ABN AMRO Group NV	27,164	(52,070)	-0.13%
Applus Services SA	92,846	(188,063)	-0.46%
Ascential PLC	107,752	(56,237)	-0.14%
ASML Holding NV	5,851	(67,291)	-0.16%
Bayer AG	13,913	(129,403)	-0.32%
Cerved Group SpA	103,086	(145,949)	-0.36%
Compass Group PLC	51,959	34,281	0.08%
CRH PLC	30,448	(127,955)	-0.31%
Erste Group Bank AG	23,903	(169,489)	-0.42%
Ferguson PLC	25,575	(219,376)	-0.54%
Fluidra SA	54,167	(133,489)	-0.33%
Howden Joinery Group PLC	155,066	43,595	0.11%
Inficon Holding AG	546	41,894	0.10%
Inmobiliaria Colonial Socimi S	91,713	(30,655)	-0.08%
Intertrust NV	63,490	(87,375)	-0.21%
JD Sports Fashion PLC	108,748	39,210	0.10%
JUNGHEINRICH-PFD Jungheinrich AG	21,744	(161,687)	-0.40%
London Stock Exchange Group PL	11,837	32,886	0.08%
Lonza Group AG	4,886	(41,257)	-0.10%
Maisons du Monde SA	20,294	(35,420)	-0.09%
Moncler SpA	16,878	(62,989)	-0.15%
MTU Aero Engines AG	2,611	67,256	0.16%
Nestle SA	8,866	83,781	0.21%
Orange SA	54,686	(34,448)	-0.08%
Prosegur Cash SA	566,456	77,109	0.19%
Prudential PLC	71,725	(203,169)	-0.50%
Recticel SA	54,228	(124,857)	-0.31%
Roche Holding AG	5,780	174,566	0.43%
Ryanair Holdings PLC	27,892	(119,600)	-0.29%
TOTAL SA	28,285	(148,575)	-0.36%
Vivendi SA	51,818	38,909	0.10%
		(1,705,867)	-4.18%
		$(698,859)	-1.71%
SHORT SECURITIES
EQUITY SWAP
Aggreko PLC	(31,420)	55,003	0.13%
Aston Martin Lagonda Global Ho	(73,760)	(41,313)	-0.10%
Babcock International Group PL	(124,102)	70,334	0.17%
boohoo Group PLC	(198,663)	(43,471)	-0.11%
Burford Capital Ltd	(52,938)	(133,144)	-0.33%
Elis SA	(38,763)	80,068	0.20%
Glanbia PLC	(35,196)	(53,115)	-0.13%
HENKEL AG -PFD Henkel AG & Co KGaA	(4,680)	83,006	0.20%
ISS A/S	(31,801)	125,998	0.31%
Landis+Gyr Group AG	(7,572)	(29,725)	-0.07%
Legal & General Group PLC	(207,671)	(35,131)	-0.09%
Metro Bank PLC	(13,866)	90,627	0.22%
NMC Health PLC	(9,560)	115,078	0.28%
Orpea	(4,341)	54,779	0.13%
Pearson PLC	(64,848)	36,335	0.09%
Rockwool International A/S	(751)	85,995	0.21%
		461,324	1.13%
FUTURE CONTRACT
Euro Stoxx 50 Mar19	(100)	(37,509)	-0.09%
		(37,509)	-0.09%
		$423,815	1.04%

REMAINING SECURITIES AND CASH		$41,083,891	100.67%
TOTAL VALUE		$40,808,847

PSAM HIGHLAND

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
EQUITY SWAPS
ALTABA INC	37,613	$658,324	1.29%
DELL TECHNOLOGIES -C	5,764	148,622	0.29%
VODAFONE GROUP (UKM LISTING)	601,336	(175,631)	-0.35%
RWE AG NPV (NEW ORDS EFF 11/27/2000)	47,004	123,039	0.24%
		754,354	1.47%
COMMON STOCKS
ALTABA INC	2,001	137,052	0.27%
ATHENAHEALTH INC COM STK	4,111	553,878	1.09%
CELGENE CORP COM STK	23,441	2,073,373	4.08%
DELL TECHNOLOGIES -C	43,026	2,090,476	4.11%
DOWDUPONT INC	14,593	785,155	1.54%
EQUITRANS MIDSTREAM CORP	36,681	763,640	1.50%
GENWORTH FINANCIAL INC	34,907	168,936	0.33%
INTEGRATED DEVICE TECHNOLOGY INC	45,117	2,203,790	4.33%
MCKESSON EUROPE AG (GFR LISTING)	52,153	1,564,007	3.08%
QURATE RETAIL INC	23,252	505,685	0.99%
RED HAT INC COM STK	4,598	817,622	1.61%
RIVIERA RESOURCES INC/LINN	36,615	561,997	1.11%
TRINITY INDS INC COM STK	48,305	1,129,271	2.22%
TWTY-FRT CNTRY A	73,849	3,641,182	7.16%
VIVENDI (FRA LISTING)	17,978	457,649	0.90%
VODAFONE GROUP PLC NEWBURY BE ADR	25,497	473,034	0.93%
FREDDIE MAC 8.375% PERP PFD	16,252	144,633	0.28%
		18,071,381	35.53%
CORPORATE BONDS
FE 6.05 15AUG2021	228,644	193,187	0.38%
FE 6.85 01JUN2034	2,899,776	1,630,548	3.21%
HXN 10.375 01FEB2022 144A	471,978	401,847	0.79%
HXN 9 15NOV2020	346,395	161,827	0.32%
NBLACT 10 20JUN2022 REGS	543,029	492,907	0.97%
NMG 8 15OCT2021 144A	674,385	319,331	0.63%
NMG 8 15OCT2021 REGS	521,765	247,063	0.49%
OHIO ST AIR QUALITY DEV AUTH REV BDS 200	270,943	215,381	0.42%
PCG 4.3 15MAR2045	275,173	209,801	0.41%
PCG 4.75 15FEB2044	1,001,460	801,814	1.58%
PCG 6.05 01MAR2034	177,256	155,086	0.30%
SCTY CB 1.625 01NOV2019	280,603	266,988	0.53%
NOBLET 8.75 20JUN2023 REGS	188,631	150,073	0.30%
ABEGET 7 15OCT2020 144A	142,902	145,204	0.29%
HXN 6.625 15APR2020	151,534	124,172	0.24%
PCG 5.8 01MAR2037	139,473	119,239	0.23%
PCG 5.4 15JAN2040	129,127	109,242	0.21%
PCG 4.45 15APR2042	135,414	104,599	0.21%
CWENA 5.75 15OCT2025 144A	106,034	100,131	0.20%
OHIO WTR DEV AUTH VAR REF REV BDS 2006A	107,463	85,425	0.17%
OHIO AIR QUALITY DEV AUTH REV REF BDS 20	89,171	70,885	0.14%
		6,104,751	12.02%
SHORT TERM INVESTMENTS
OHIO WTR DEV AUTH REV REF BDS 2006-B FRN	126,897	100,875	0.20%
		100,875	0.20%
TOTAL LONG		$25,031,361	49.22%

SECURITIES SOLD SHORT
COMMON STOCKS
ALIBABA GROUP HOLDING LTD	(3,024)	(509,544)	-1.00%
BRISTOL MYERS SQUIBB	(23,420)	(1,156,153)	-2.27%
WALT DISNEY CO	(4,711)	(525,310)	-1.03%
		(2,191,008)	-4.30%
CORPORATE BONDS
CLMT 6.5 15APR2021	(227,729)	(218,405)	-0.43%
OLN 5.125 15SEP2027	(232,531)	(232,583)	-0.46%
THS 6 15FEB2024 144A	(151,648)	(160,929)	-0.32%
		(611,917)	-1.21%
EQUITY SWAPS
ALIBABA GROUP HOLDING LTD	(10,815)	(198,538)	-0.39%
		(198,538)	-0.39%
TOTAL SHORT		$(3,001,463)	-5.90%

REMAINING SECURITIES AND CASH		$28,822,360	56.68%
TOTAL VALUE		$50,852,258

WABY CAYMAN COMPANY LIMITED

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
COMMON STOCKS
AMERICAN ASSETS REIT ORD (NYS)	5,737	$246,347	0.74%
AMERICAN ELECTRIC POWER ORD (NYS)	2,219	175,567	0.53%
AMERICAN HOMES 4 RENT CL A REIT ORD (NYS)	7,826	173,033	0.52%
AVALONBAY COMMUNITIES REIT ORD (NYS)	1,296	250,024	0.75%
BOSTON PROPERTIES REIT ORD (NYS)	2,289	301,850	0.90%
CAMDEN PROPERTY REIT ORD (NYS)	3,046	295,310	0.89%
COMSCORE INC (NMQ)	18,388	362,060	1.09%
CONCHO RESOURCES ORD (NYS)	1,932	231,531	0.69%
CONOCOPHILLIPS ORD (NYS)	3,861	261,351	0.78%
COUSINS PROPERTIES REIT ORD (NYS)	46,740	413,649	1.24%
DIAMONDBACK ENERGY ORD (NMS)	2,520	259,862	0.78%
DOUGLAS EMMETT REIT ORD (NYS)	10,889	411,931	1.23%
EOG RESOURCES ORD (NYS)	2,680	265,856	0.80%
FOUR CORNERS PROPERTY ORD (NYS)	7,914	223,491	0.67%
HUDSON PACIFIC PROPERTIES REIT ORD (NYQ)	11,134	361,521	1.08%
INVSC S P 500 EQUAL WEIGHT ETF (PSE)	13,640	1,369,047	4.10%
ISHARES IBOXX HIGH YIELD BOND ETF (PSE)	48,444	4,123,069	12.36%
ISHARES IBOXX INVT GRADE BOND ETF (PSE)	34,297	3,999,716	11.99%
ISHARES TRANSPORTATION AVERAGE ETF (BAT)	1,498	270,898	0.81%
MID AMERICA APT COMMUNITI REIT ORD (NYS)	2,392	242,262	0.73%
REGENCY CENTERS REIT ORD (NMS)	6,234	405,584	1.22%
SPDR S&P 500 ETF (PSE)	1,210	326,615	0.98%
STAG INDUSTRIAL REIT ORD (NYS)	10,985	302,856	0.91%
VANGUARD REAL ESTATE ETF (PSE)	5,135	428,310	1.28%
VICI PPTYS ORD (NYS)	28,753	619,052	1.86%
WEINGARTEN RLTY REIT ORD (NYS)	10,530	302,106	0.91%
WPX ENERGY ORD (NYS)	14,442	177,059	0.53%
		16,799,958	50.37%
CORPORATE BONDS
BESPL EMTN 0.0000% 2020-01-15	700,000	232,303	0.70%
		232,303	0.70%
INTEREST RATE FUTURE
ULTRA LONG TERM US TREASURY BOND Mar-19	22	201,266	0.60%
		201,266	0.60%
TOTAL LONG		$17,233,527	51.67%

SECURITIES SOLD SHORT
COMMON STOCKS
ALEXANDRIA REAL ESTATE EQ REIT ORD (NYS)	(1,548)	(203,887)	-0.61%
APARTMENT INVST MGT CL A REIT ORD (NYS)	(6,290)	(311,481)	-0.93%
CORPORATE OFFICE PROP REIT ORD (NYS)	(10,465)	(258,381)	-0.77%
CYRUSONE REIT ORD (NMS)	(5,220)	(282,924)	-0.85%
DIGITAL REALTY REIT ORD (NYS)	(1,845)	(199,887)	-0.60%
DTE ENERGY ORD (NYS)	(1,507)	(177,449)	-0.53%
ENERGY SELECT SECTOR SPDR ETF (PSE)	(12,052)	(768,677)	-2.30%
ESSEX PROPERTY REIT ORD (NYS)	(1,423)	(385,918)	-1.16%
INVSC QQQ TRUST SRS 1 ETF (NMS)	(1,025)	(172,364)	-0.52%
JB HUNT TRANSPORT SERVICES ORD (NMS)	(1,803)	(192,993)	-0.58%
KIMCO REALTY REIT ORD (NYS)	(19,983)	(339,911)	-1.02%
NOBLE ENERGY ORD (NYS)	(8,610)	(192,347)	-0.58%
NORTHROP GRUMMAN ORD (NYS)	(935)	(257,639)	-0.77%
PIEDMONT OFFICE REIT CL A ORD (NYS)	(15,760)	(305,114)	-0.91%
PROLOGIS REIT (NYS)	(3,597)	(248,769)	-0.75%
RPT REALTY ORD (NYS)	(21,209)	(277,626)	-0.83%
SENIOR HOUSING REIT ORD (NMS)	(17,181)	(236,582)	-0.71%
SL GREEN RLTY REIT ORD (NYS)	(3,568)	(329,790)	-0.99%
VANECK VECTORS OIL SERVICES ETF (PSE)	(13,651)	(230,292)	-0.69%
W P CAREY REIT ORD (NYS)	(3,288)	(246,238)	-0.74%
WASHINGTON REIT ORD (NYS)	(10,352)	(262,423)	-0.79%
		(5,880,692)	-17.63%
TOTAL SHORT		$(5,880,692)	-17.63%

REMAINING SECURITIES AND CASH		$22,005,027	65.96%
TOTAL VALUE		$33,357,861

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Schedule of investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2019 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Highland Resolute Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$34,668,306	$–	$–	$34,668,306
Closed-End Funds	1,821,886	–	–	1,821,886
Open-End Mutual Funds	134,452,841	–	–	134,452,841
Purchased Put Options	130,853	–	–	130,853
Corporate Bonds*	–	66,590,180	–	66,590,180
Short Term Investments
Money Market Funds	21,650,941	–	–	21,650,941
Total	$192,724,827	$66,590,180	$–	$259,315,007

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$1,992	$–	$1,992
Liabilities:
Corporate Bonds*	–	(3,593,732)	–	(3,593,732)
Exchange Traded Funds Sold Short	(10,358,662)	–	–	(10,358,662)
Total Return Swap Contracts	–	(10)	–	(10)
Total	$(10,358,662)	$(3,591,750)	$–	$(13,950,412)

*	For detailed Industry descriptions, see the accompanying Schedule of Investments.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2019 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the nine months ended January 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at January 31, 2019 are disclosed in the Consolidated Schedule of Investments.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2019 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Schedule of investments.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Rondure New World Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Common Stocks (96.00%)
Australia (1.82%)
Coca-Cola Amatil, Ltd.	360,500	$2,201,199

Bangladesh (1.02%)
Square Pharmaceuticals, Ltd.	391,432	1,227,172

Brazil (4.32%)
Ambev SA	244,200	1,172,390
Hypera SA	228,200	1,992,808
M Dias Branco SA	114,700	1,497,277
Raia Drogasil SA	33,300	566,078
		5,228,553

Canada (1.62%)
Lululemon Athletica, Inc.(a)	13,250	1,958,483

China (12.01%)
ANTA Sports Products, Ltd.	223,000	1,152,348
China Resources Beer Holdings Co., Ltd.	560,000	1,962,496
Haier Electronics Group Co., Ltd.	514,000	1,477,059
Hengan International Group Co., Ltd.	79,000	620,149
Kweichow Moutai Co., Ltd., Class A	21,500	2,211,080
Li Ning Co. Ltd.(a)	482,000	592,737
TravelSky Technology, Ltd., Class H	409,000	1,104,962
Tsingtao Brewery Co., Ltd., Class H	381,000	1,672,639
Want Want China Holdings, Ltd.	590,000	475,931
Yum China Holdings, Inc.	89,775	3,272,299
		14,541,700

Greece (1.65%)
JUMBO SA	122,456	2,001,531

Hong Kong (3.41%)
Cafe de Coral Holdings, Ltd.	214,000	576,782
Hong Kong Exchanges & Clearing, Ltd.	19,000	590,788
	Shares	Value (Note 2)
Hong Kong (continued)
Vitasoy International Holdings, Ltd.	729,000	$2,963,509
		4,131,079

India (7.28%)
Asian Paints, Ltd.	31,244	620,575
Britannia Industries, Ltd.	14,622	657,435
Castrol India, Ltd.	200,000	446,147
Colgate-Palmolive India, Ltd.	39,204	705,639
Dabur India, Ltd.	159,000	991,850
Eicher Motors, Ltd.	1,775	474,342
Godrej Consumer Products, Ltd.	7,953	79,317
Hindustan Unilever, Ltd.	25,135	623,162
Jubilant Foodworks, Ltd.	69,500	1,229,784
Marico, Ltd.	14,900	76,836
Maruti Suzuki India, Ltd.	6,070	566,813
Nestle India, Ltd.	3,718	601,083
Pidilite Industries, Ltd.	6,385	100,529
Radico Khaitan, Ltd.	187,500	1,079,997
United Breweries, Ltd.	27,500	552,475
		8,805,984

Indonesia (2.80%)
Indofood CBP Sukses Makmur Tbk PT	2,571,000	1,982,646
Kalbe Farma Tbk PT	1,014,000	116,114
Multi Bintang Indonesia Tbk PT	515,000	597,102
Unilever Indonesia Tbk PT	193,000	690,642
		3,386,504

Japan (0.94%)
Suzuki Motor Corp.	21,800	1,135,581

Kenya (2.88%)
East African Breweries, Ltd.	487,200	1,029,500
Safaricom PLC	10,368,600	2,453,285
		3,482,785

Malaysia (5.39%)
Carlsberg Brewery Malaysia Bhd	569,000	2,847,778
Hartalega Holdings Bhd	442,000	582,715
Heineken Malaysia Bhd	508,000	2,582,168

	Shares	Value (Note 2)
Malaysia (continued)
Top Glove Corp. Bhd	432,000	$508,360
		6,521,021

Mexico (5.78%)
Alsea SAB de CV	16,300	45,092
Arca Continental SAB de CV	16,200	93,995
Becle SAB de CV	1,769,600	2,267,265
Corp Moctezuma SAB de CV	90,700	305,697
Gruma SAB de CV, Class B	118,200	1,443,885
Wal-Mart de Mexico SAB de CV	1,082,400	2,843,230
		6,999,164

Pakistan (0.23%)
Nestle Pakistan, Ltd.	4,578	279,500

Peru (2.01%)
Alicorp SAA	550,225	1,746,169
InRetail Peru Corp.(a)(b)(c)	20,196	689,693
		2,435,862

Philippines (8.24%)
International Container Terminal Services, Inc.	601,000	1,247,902
Jollibee Foods Corp.	247,000	1,497,832
Philippine Seven Corp.	1,631,447	3,807,023
Puregold Price Club, Inc.(a)	1,288,000	1,124,621
San Miguel Food and Beverage, Inc.	1,261,000	2,298,887
		9,976,265

Poland (1.75%)
AmRest Holdings SE(a)	94,000	997,475
Dino Polska SA(a)(b)(c)	41,600	1,120,911
		2,118,386

Russia (1.10%)
Alrosa PJSC	410,000	618,167
LUKOIL PJSC, Sponsored ADR	8,900	713,780
		1,331,947

South Africa (3.10%)
Clicks Group, Ltd.	115,400	1,713,110
Distell Group Holdings, Ltd.	40,100	350,700
	Shares	Value (Note 2)
South Africa (continued)
Shoprite Holdings, Ltd.	137,200	$1,692,793
		3,756,603

South Korea (2.49%)
LG Household & Health Care, Ltd.	650	739,002
Medy-Tox, Inc.	944	439,484
Ottogi Corp.	800	560,104
S-1 Corp.	13,800	1,277,491
		3,016,081

Sri Lanka (1.30%)
Lion Brewery Ceylon PLC	472,256	1,572,201

Taiwan (5.75%)
President Chain Store Corp.	245,000	2,571,896
Taiwan FamilyMart Co., Ltd.	178,000	1,326,823
Taiwan Semiconductor Manufacturing Co., Ltd.	267,000	1,920,707
Uni-President Enterprises Corp.	487,000	1,139,765
		6,959,191

Tanzania (0.15%)
Tanzania Breweries, Ltd.	34,234	183,212

Thailand (4.77%)
Airports of Thailand PCL	263,000	580,844
Bangkok Dusit Medical Services PCL	750,000	566,536
Bumrungrad Hospital PCL	103,000	613,203
CP ALL PCL	129,000	321,029
MK Restaurants Group PCL	352,000	842,186
TOA Paint Thailand PCL	2,494,000	2,853,821
		5,777,619

Turkey (1.36%)
BIM Birlesik Magazalar AS	94,000	1,641,973

United Arab Emirates (3.18%)
Aramex PJSC	2,919,379	3,377,853
DP World, Ltd.	26,720	475,616
		3,853,469

United States (3.11%)
Kansas City Southern	10,525	1,113,019

	Shares	Value (Note 2)
United States (continued)
Starbucks Corp.	38,875	$2,648,942
		3,761,961

Uruguay (0.59%)
Arcos Dorados Holdings, Inc., Class A	77,600	711,592

Vietnam (5.95%)
Saigon Beer Alcohol Beverage Corp.	249,320	2,504,054
Vietnam Dairy Products JSC	447,192	2,602,307
Vincom Retail JSC(a)	1,665,405	2,096,204
		7,202,565

TOTAL Common Stocks (Cost $112,448,217)		116,199,183

TOTAL INVESTMENTS (96.00%) (Cost $112,448,217)		$116,199,183

Other Assets In Excess Of Liabilities (4.00%)		4,845,775

NET ASSETS (100.00%)		$121,044,958

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $1,810,604 representing 1.50% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of those securities was $1,810,604, representing 1.50% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Overseas Fund

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
Common Stocks (96.15%)
Australia (7.50%)
Coca-Cola Amatil, Ltd.	77,100	$470,770
Domino's Pizza Enterprises, Ltd.	3,059	101,173
DuluxGroup, Ltd.	99,208	493,983
REA Group, Ltd.	6,846	376,810
SEEK, Ltd.	10,000	123,500
Sydney Airport	50,600	241,285
		1,807,521

Austria (1.01%)
Mayr Melnhof Karton AG	1,850	243,514

Belgium (0.24%)
Lotus Bakeries	22	58,672

Britain (11.12%)
Abcam PLC	12,000	208,860
Compass Group PLC	4,696	100,427
Dechra Pharmaceuticals PLC	2,100	65,168
Diageo PLC	6,500	247,365
Diploma PLC	8,700	144,919
Domino's Pizza Group PLC	56,400	195,884
Intertek Group PLC	2,400	154,496
J D Wetherspoon PLC	16,888	268,905
Rightmove PLC	19,800	122,577
Unilever NV	8,400	448,475
WH Smith PLC	10,287	263,642
Whitbread PLC	7,200	461,505
		2,682,223

Canada (4.93%)
Alimentation Couche-Tard, Inc., Class B	10,000	543,247
Dollarama, Inc.	2,100	56,530
Lululemon Athletica, Inc.(a)	2,675	395,392
Ritchie Bros Auctioneers, Inc.	5,400	194,103
		1,189,272

Denmark (1.27%)
Novo Nordisk A/S, Class B	1,301	60,678
Novozymes A/S, Class B	1,488	62,076
	Shares	Value (Note 2)
Denmark (continued)
Royal Unibrew A/S	2,440	$183,456
		306,210

Finland (2.16%)
Kone OYJ, Class B	2,300	111,595
Olvi OYJ, Class A	10,805	409,362
		520,957

France (6.32%)
Danone SA	4,800	348,874
Laurent-Perrier	550	59,302
LVMH Moet Hennessy Louis Vuitton SE	700	224,141
Pernod Ricard SA	2,900	481,305
Remy Cointreau SA	3,000	348,531
Sodexo SA	600	62,495
		1,524,648

Germany (6.86%)
adidas AG	1,130	268,639
CTS Eventim AG & Co., KGaA	3,745	158,945
Deutsche Post AG	11,005	324,481
Krones AG	2,645	220,854
Puma SE	690	384,225
SAP SE	2,200	227,260
XING SE	235	70,339
		1,654,743

Hong Kong (1.47%)
Hong Kong Exchanges & Clearing, Ltd.	2,000	62,188
Vitasoy International Holdings, Ltd.	72,000	292,692
		354,880

Italy (3.22%)
Brembo SpA	5,959	68,002
Davide Campari-Milano SpA	12,759	114,568
De' Longhi SpA	11,781	293,963
DiaSorin SpA	383	35,049
Ferrari NV	2,125	264,145
		775,727

Japan (34.26%)
ABC-Mart, Inc.	3,000	171,861
Aeon Delight Co., Ltd.	8,800	325,986
Calbee, Inc.	6,800	217,875

	Shares	Value (Note 2)
Japan (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	8,800	$271,049
Cosmos Pharmaceutical Corp.	1,300	248,483
Create SD Holdings Co., Ltd.	16,500	414,147
Ezaki Glico Co., Ltd.	5,400	268,203
Kakaku.com, Inc.	6,000	104,879
Kewpie Corp.	9,900	224,039
Kirin Holdings Co., Ltd.	12,500	297,223
Kobayashi Pharmaceutical Co., Ltd.	1,800	114,023
Kusuri no Aoki Holdings Co., Ltd.	2,500	165,481
Lintec Corp.	12,700	281,108
Matsumotokiyoshi Holdings Co., Ltd.	6,600	202,984
McDonald's Holdings Co. Japan, Ltd.	1,800	79,569
MEIJI Holdings Co., Ltd.	800	61,767
MISUMI Group, Inc.	6,400	145,715
Morinaga & Co., Ltd.	3,900	159,688
Nakanishi, Inc.	12,000	206,234
Oriental Land Co., Ltd.	2,500	255,451
Pigeon Corp.	5,200	202,415
Secom Co., Ltd.	4,500	375,988
Seria Co., Ltd.	6,500	199,908
Seven & i Holdings Co., Ltd.	11,200	487,278
SG Holdings Co., Ltd.	9,600	257,087
Shimano, Inc.	700	97,810
Ship Healthcare Holdings, Inc.	6,400	241,193
SK Kaken Co., Ltd.	174	76,717
Sundrug Co., Ltd.	3,700	118,040
Suntory Beverage & Food, Ltd.	11,500	508,354
Suzuki Motor Corp.	7,400	385,473
Tsuruha Holdings, Inc.	1,300	119,826
Unicharm Corp.	13,000	400,294
Yamato Holdings Co., Ltd.	21,700	577,040
		8,263,188

Netherlands (1.09%)
Euronext NV(b)(c)	4,250	261,956

New Zealand (3.21%)
Air New Zealand, Ltd.	107,302	208,410
Auckland International Airport, Ltd.	51,800	263,160
	Shares	Value (Note 2)
New Zealand (continued)
Mainfreight, Ltd.	13,931	$303,317
		774,887

South Korea (0.83%)
S-1 Corp.	2,150	199,029

Spain (2.40%)
Amadeus IT Group SA	7,957	578,150

Sweden (1.99%)
Axfood AB	19,844	347,388
Loomis AB, Class B	3,682	131,763
		479,151

Switzerland (3.02%)
Cie Financiere Richemont SA	3,400	233,926
Nestle SA	5,700	495,458
		729,384

Taiwan (1.22%)
President Chain Store Corp.	28,000	293,931

United States (2.03%)
Starbucks Corp.	4,325	294,705
Yum! Brands, Inc.	2,075	195,009
		489,714

TOTAL Common Stocks (Cost $22,972,401)		23,187,757

Preferred Stocks (0.26%)
Germany (0.26%)
FUCHS PETROLUB SE	1,351	63,277

TOTAL Preferred Stocks (Cost $73,716)		63,277

TOTAL INVESTMENTS (96.41%) (Cost $23,046,117)		$23,251,034

Other Assets In Excess Of Liabilities (3.59%)		865,473

NET ASSETS (100.00%)		$24,116,507

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2019, these securities had a total aggregate market value of $261,956 representing 1.09% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2019, the aggregate market value of those securities was $261,956 representing 1.09% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2019, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2019 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2019:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks*	$116,199,183	$–	$–	$116,199,183
Total	$116,199,183	$–	$–	$116,199,183

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks*	$23,187,757	$–	$–	$23,187,757
Preferred Stocks*	63,277	–	–	63,277
Total	$23,251,034	$–	$–	$23,251,034

*	For a detailed country breakdown, see the accompanying Portfolios of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

January 31, 2019 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (92.0%)
Brazil (5.3%)
Odontoprev SA	BRL	12,450,000	$55,831,621
Qualicorp Consultoria e Corretora de Seguros SA	BRL	5,600,000	24,345,335

Total Brazil			80,176,956

China / Hong Kong (31.7%)
China Yangtze Power Co., Ltd., Class A	CNY	24,375,000	59,894,826
Techtronic Industries Co., Ltd.	HKD	5,700,500	33,276,945
Shenzhou International Group Holdings, Ltd.	HKD	2,254,700	26,549,891
China International Travel Service Corp., Ltd., Class A	CNY	3,170,905	25,947,730
Greatview Aseptic Packaging Co., Ltd.	HKD	40,357,000	25,650,181
WH Group, Ltd.	HKD	28,100,000	24,096,763
Alibaba Group Holding, Ltd., Sponsored ADR(a)	USD	142,193	23,958,099
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	2,649,432	23,488,111
First Pacific Co., Ltd.	HKD	51,000,000	22,119,623
Foshan Haitian Flavouring & Food Co., Ltd., Class A	CNY	1,996,016	21,601,988
Hang Lung Properties, Ltd.	HKD	9,610,000	21,042,480
Texwinca Holdings, Ltd.	HKD	54,984,000	21,026,889
Shangri-La Asia, Ltd.	HKD	16,000,000	20,893,085
China Foods, Ltd.	HKD	51,266,000	20,775,948
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	28,075,000	20,238,690
Xtep International Holdings, Ltd.	HKD	31,087,000	20,104,926
Pico Far East Holdings, Ltd.	HKD	52,296,000	19,459,845
Hengan International Group Co., Ltd.	HKD	2,250,000	17,601,637
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	CNY	3,369,105	15,203,814
China Resources Beer Holdings Co., Ltd.	HKD	3,900,000	13,707,524

Total China / Hong Kong			476,638,995

Hungary (3.6%)
Richter Gedeon Nyrt	HUF	2,565,000	54,778,561

Total Hungary			54,778,561

India (3.5%)
Container Corp. Of India, Ltd.	INR	2,395,450	22,142,493
Infosys, Ltd., Sponsored ADR	USD	1,750,000	18,900,000
Sun Pharma Advanced Research Co., Ltd.(a)	INR	4,886,011	10,825,301

Total India			51,867,794

Malaysia (1.2%)
Inari Amertron Bhd	MYR	47,661,400	17,563,528

Total Malaysia			17,563,528

	Currency	Shares	Value
Mexico (3.1%)
Bolsa Mexicana de Valores SAB de CV	MXN	16,525,000	$33,054,753
Credito Real SAB de CV SOFOM ER	MXN	12,690,238	13,067,018

Total Mexico			46,121,771

Philippines (1.7%)
Ayala Corp.	PHP	1,388,885	24,770,494

Total Philippines			24,770,494

Qatar (1.4%)
Qatar Gas Transport Co., Ltd.	QAR	3,761,395	20,670,781

Total Qatar			20,670,781

Singapore (6.9%)
Venture Corp., Ltd.	SGD	5,250,000	63,770,469
Wilmar International, Ltd.	SGD	8,800,000	21,795,473
SIA Engineering Co., Ltd.	SGD	10,244,500	18,880,556

Total Singapore			104,446,498

South Africa (2.5%)
Sanlam, Ltd.	ZAR	6,000,000	38,139,010

Total South Africa			38,139,010

South Korea (20.6%)
Hyundai Mobis Co., Ltd.	KRW	400,000	81,026,887
Orion Corp./Republic of Korea	KRW	553,702	56,546,059
NAVER Corp.	KRW	330,000	40,453,230
Coway Co., Ltd.	KRW	460,000	34,666,785
Samsung SDI Co., Ltd.	KRW	117,000	23,617,477
Dentium Co., Ltd.	KRW	353,298	23,287,941
Koh Young Technology, Inc.	KRW	305,625	22,588,582
Sindoh Co., Ltd.	KRW	420,000	18,112,755
LEENO Industrial, Inc.	KRW	215,706	9,716,020

Total South Korea			310,015,736

Taiwan (6.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	4,725,000	35,049,910
Voltronic Power Technology Corp.	TWD	1,384,500	23,749,866
ASPEED Technology, Inc.	TWD	1,085,500	22,475,465
Pou Chen Corp.	TWD	17,627,000	21,377,861

Total Taiwan			102,653,102

	Currency	Shares	Value
Thailand (1.4%)
Bangkok Dusit Medical Services PCL, Class F	THB	28,510,000	$21,556,487

Total Thailand			21,556,487

United Arab Emirates (0.8%)
National Central Cooling Co. PJSC	AED	25,463,216	12,081,550

Total United Arab Emirates			12,081,550

Vietnam (1.5%)
Bao Viet Holdings	VND	4,265,000	17,027,976
Nam Long Investment Corp.	VND	4,750,000	5,379,949

Total Vietnam			22,407,925

TOTAL COMMON STOCKS (Cost $1,407,642,548)			1,383,889,188

PREFERRED STOCKS (4.7%)
South Korea (4.7%)
Samsung Electronics Co., Ltd.	KRW	2,075,000	70,312,638

Total South Korea			70,312,638

TOTAL PREFERRED STOCKS (Cost $45,474,945)			70,312,638

	Currency	Rate	Maturity Date	Principal Amount	Value
GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (1.9%)
Colombia (0.3%)
Colombia Government International Bond	USD	11.75%	02/25/20	4,000,000	4,374,000

Total Colombia					4,374,000

Latvia (0.2%)
Republic of Latvia Government International Bond, Series REGS	USD	2.75%	01/12/20	4,000,000	3,987,500

Total Latvia					3,987,500

	Currency	Rate	Maturity Date	Principal Amount	Value
Lithuania (0.3%)
Lithuania Government International Bond, Series REGS	USD	7.38%	02/11/20	4,000,000	$4,172,780

Total Lithuania					4,172,780

Poland (0.3%)
Republic of Poland Government International Bond	USD	6.38%	07/15/19	4,000,000	4,069,872

Total Poland					4,069,872

South Africa (0.3%)
Republic of South Africa Government International Bond	USD	6.88%	05/27/19	4,000,000	4,046,076

Total South Africa					4,046,076

South Korea (0.5%)
The Korea Development Bank	USD	1.38%	09/12/19	4,000,000	3,962,294
Korea International Bond	USD	7.13%	04/16/19	4,000,000	4,044,000

Total South Korea					8,006,294

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (Cost $28,739,986)					28,656,522

TOTAL INVESTMENTS (Cost $1,481,857,479) (98.6%)					$1,482,858,348

Cash and Other Assets, Less Liabilities (1.4%)					21,241,742
NET ASSETS (100.0%)					$1,504,100,090

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PHP	-	Philippine Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht

TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2019 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (92.3%)
Brazil (3.9%)
Qualicorp Consultoria e Corretora de Seguros SA	BRL	251,000	$1,091,193

Total Brazil			1,091,193

China / Hong Kong (43.2%)
WH Group, Ltd.	HKD	1,498,000	1,284,588
Xtep International Holdings, Ltd.	HKD	1,924,000	1,244,310
Asia Satellite Telecommunications Holdings, Ltd.	HKD	1,540,000	1,071,523
Melco International Development, Ltd.	HKD	455,000	1,067,690
First Pacific Co., Ltd.	HKD	2,430,000	1,053,935
AMVIG Holdings, Ltd.	HKD	3,754,000	856,318
Shangri-La Asia, Ltd.	HKD	626,000	817,442
China Resources Beer Holdings Co., Ltd.	HKD	224,000	787,304
China Foods, Ltd.	HKD	1,920,000	778,095
China Yangtze Power Co., Ltd., Class A	CNY	301,990	742,057
Texwinca Holdings, Ltd.	HKD	1,470,000	562,155
Hang Lung Properties, Ltd.	HKD	247,000	540,842
Giordano International, Ltd.	HKD	958,000	482,236
Greatview Aseptic Packaging Co., Ltd.	HKD	520,000	330,503
Pacific Basin Shipping, Ltd.	HKD	1,130,000	224,382
Pico Far East Holdings, Ltd.	HKD	538,000	200,195

Total China / Hong Kong			12,043,575

Czech Republic (4.4%)
PFNonwovens SA(a)	CZK	19,000	703,585
Philip Morris CR AS	CZK	800	514,745

Total Czech Republic			1,218,330

Mexico (2.6%)
Credito Real SAB de CV SOFOM ER	MXN	689,609	710,084

Total Mexico			710,084

Philippines (2.4%)
Del Monte Pacific, Ltd.(a)	SGD	6,600,000	674,120

Total Philippines			674,120

Qatar (4.7%)
Qatar Gas Transport Co., Ltd.	QAR	237,000	1,302,436

Total Qatar			1,302,436

Russia (3.7%)
Cherkizovo Group PJSC	RUB	30,000	550,413

	Currency	Shares	Value
Russia (continued)
Global Ports Investments PLC, GDR(a)	USD	197,000	$472,800

Total Russia			1,023,213

Singapore (12.0%)
Wilmar International, Ltd.	SGD	456,000	1,129,401
Genting Singapore, Ltd.	SGD	1,119,000	917,039
HRnetgroup, Ltd.	SGD	1,350,000	783,641
SIA Engineering Co., Ltd.	SGD	273,000	503,137

Total Singapore			3,333,218

South Korea (4.2%)
Samsung SDI Co., Ltd.	KRW	5,800	1,170,781

Total South Korea			1,170,781

Taiwan (2.2%)
Pou Chen Corp.	TWD	498,000	603,970

Total Taiwan			603,970

United Arab Emirates (3.4%)
National Central Cooling Co. PJSC	AED	1,969,253	934,353

Total United Arab Emirates			934,353

Vietnam (5.6%)
Petrovietnam Fertilizer & Chemicals JSC	VND	842,000	825,521
PetroVietnam Technical Services Corp.	VND	913,780	730,363

Total Vietnam			1,555,884

TOTAL COMMON STOCKS (Cost $26,774,760)			25,661,157

TOTAL INVESTMENTS (Cost $26,774,760) (92.3%)			$25,661,157

Cash and Other Assets, Less Liabilities (7.7%)			2,143,062
NET ASSETS (100.0%)			$27,804,219

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2019 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”), each of which is a separate series of the Trust. The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2019 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2019:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$–	$80,176,956	$–	$80,176,956
China / Hong Kong	43,417,944	433,221,051	–	476,638,995
Hungary	–	54,778,561	–	54,778,561
India	18,900,000	32,967,794	–	51,867,794
Malaysia	–	17,563,528	–	17,563,528
Mexico	46,121,771	–	–	46,121,771
Philippines	–	24,770,494	–	24,770,494
Qatar	–	20,670,781	–	20,670,781
Singapore	–	104,446,498	–	104,446,498
South Africa	–	38,139,010	–	38,139,010
South Korea	–	310,015,736	–	310,015,736
Taiwan	23,749,866	78,903,236	–	102,653,102
Thailand	–	21,556,487	–	21,556,487
United Arab Emirates	–	12,081,550	–	12,081,550
Vietnam	–	22,407,925	–	22,407,925
Preferred Stocks	–	70,312,638	–	70,312,638
Government Bond, Short-term - USD and Foreign Currency	–	28,656,522	–	28,656,522
Total	$132,189,581	$1,350,668,767	$–	$1,482,858,348

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$–	$1,091,193	$–	$1,091,193
China / Hong Kong	2,128,036	9,915,539	–	12,043,575
Czech Republic	514,745	703,585	–	1,218,330
Mexico	710,084	–	–	710,084
Philippines	674,120	–	–	674,120
Qatar	–	1,302,436	–	1,302,436
Russia	472,800	550,413	–	1,023,213
Singapore	–	3,333,218	–	3,333,218
South Korea	–	1,170,781	–	1,170,781
Taiwan	–	603,970	–	603,970
United Arab Emirates	–	934,353	–	934,353
Vietnam	–	1,555,884	–	1,555,884
Total	$4,499,785	$21,161,372	$–	$25,661,157

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

January 31, 2019 (Unaudited)

For the nine months ended January 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.06%)
Communications (11.27%)
Internet (11.27%)
Alphabet, Inc., Class C(a)	43,760	$48,852,351
Amazon.com, Inc.(a)	28,967	49,786,452
Facebook, Inc., Class A(a)	259,294	43,221,717
		141,860,520

TOTAL COMMUNICATIONS		141,860,520

Consumer, Cyclical (6.23%)
Lodging (6.23%)
Hilton Worldwide Holdings, Inc.	1,015,719	75,650,751
Marriott International, Inc., Class A	23,771	2,722,493
		78,373,244

TOTAL CONSUMER, CYCLICAL		78,373,244

Consumer, Non-cyclical (10.29%)
Commercial Services (3.63%)
S&P Global, Inc.	238,006	45,613,850

Pharmaceuticals (6.66%)
AmerisourceBergen Corp.	313,260	26,116,486
McKesson Corp.	449,969	57,708,525
		83,825,011

TOTAL CONSUMER, NON-CYCLICAL		129,438,861

Energy (5.63%)
Oil & Gas Services (5.63%)
National Oilwell Varco, Inc.	2,401,509	70,796,485

TOTAL ENERGY		70,796,485

Financial (24.53%)
Banks (0.89%)
State Street Corp.	158,476	11,235,948

Diversified Financial Services (10.01%)
Mastercard, Inc., Class A	369,206	77,950,463
Visa, Inc., Class A	355,885	48,048,034
		125,998,497

Insurance (8.49%)
Axis Capital Holdings, Ltd.	577,847	30,943,707
Everest Re Group, Ltd.	128,179	28,077,610
Swiss Re AG	499,905	47,846,506
		106,867,823

Private Equity (5.14%)
KKR & Co., Inc., Class A	2,879,242	64,638,983

TOTAL FINANCIAL		308,741,251

		Value
	Shares	(Note 2)
Industrial (12.33%)
Aerospace & Defense (4.17%)
Airbus SE	457,381	$52,467,043

Miscellaneous Manufacturing (4.06%)
Parker-Hannifin Corp.	309,777	51,054,347

Transportation (4.10%)
United Parcel Service, Inc., Class B	490,208	51,667,923

TOTAL INDUSTRIAL		155,189,313

Pharmaceuticals (3.99%)
Pharmacy Services (3.99%)
CVS Health Corp.	765,664	50,189,275

TOTAL PHARMACEUTICALS		50,189,275

Technology (22.79%)
Semiconductors (16.49%)
Qorvo, Inc.(a)	1,178,890	77,052,250
Skyworks Solutions, Inc.	1,070,238	78,170,184
Teradyne, Inc.	1,452,354	52,270,220
		207,492,654

Software (6.30%)
Microsoft Corp.	404,265	42,217,394
Oracle Corp.	738,903	37,115,098
		79,332,492

TOTAL TECHNOLOGY		286,825,146

TOTAL COMMON STOCKS (Cost $1,086,946,848)		1,221,414,095

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.66%)
Money Market Fund (1.66%)
Dreyfus Treasury Cash Management	2.273%	20,823,726	20,823,726

TOTAL SHORT TERM INVESTMENTS (Cost $20,823,726)			20,823,726

TOTAL INVESTMENTS (98.72%) (Cost $1,107,770,574)			$1,242,237,821

Other Assets In Excess Of Liabilities (1.28%)			16,169,441

NET ASSETS (100.00%)			$1,258,407,262

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.54%)
Communications (5.31%)
Internet (5.31%)
Despegar.com Corp.(a)	1,911,366	$28,708,717

TOTAL COMMUNICATIONS		28,708,717

Consumer, Cyclical (13.56%)
Distribution/Wholesale (3.32%)
WESCO International, Inc.(a)	342,730	17,959,052

Home Furnishings (5.95%)
Howden Joinery Group PLC	1,664,121	11,031,178
Sleep Number Corp.(a)	586,782	21,124,152
		32,155,330

Retail (4.29%)
Sleep Country Canada Holdings, Inc.	1,469,083	23,166,330

TOTAL CONSUMER, CYCLICAL		73,280,712

Consumer, Non-cyclical (13.02%)
Commercial Services (10.71%)
Sabre Corp.	636,366	14,623,691
Savills PLC	2,145,471	23,412,495
Sotheby's(a)	491,563	19,854,230
		57,890,416

Food - Flour & Grain (2.31%)
Ebro Foods SA	621,263	12,493,599

TOTAL CONSUMER, NON-CYCLICAL		70,384,015

Financial (20.42%)
Diversified Financial Services (3.14%)
Virtus Investment Partners, Inc.	188,463	16,956,016

Insurance (5.81%)
Axis Capital Holdings, Ltd.	328,384	17,584,963
Everest Re Group, Ltd.	63,119	13,826,217
		31,411,180

Real Estate (11.47%)
Cushman & Wakefield PLC(a)	1,979,752	34,130,924
Jones Lang LaSalle, Inc.	194,299	27,864,420
		61,995,344

TOTAL FINANCIAL		110,362,540

Industrial (31.28%)
Building Materials (5.41%)
Ibstock PLC	9,191,645	29,247,300

Electrical Components & Equipment (3.78%)
Acuity Brands, Inc.	168,759	20,404,651

	Shares	Value (Note 2)
Industrial (continued)
Electronics (13.29%)
Coherent, Inc.(a)	300,639	$35,535,530
Ituran Location and Control, Ltd.	745,972	24,579,777
Woodward, Inc.	129,241	11,741,545
		71,856,852

Engineering & Construction (3.67%)
frontdoor, Inc.(a)	667,106	19,826,390

Machinery-Diversified (2.23%)
Concentric AB	831,804	12,042,673

Miscellaneous Manufacturing (2.90%)
Carlisle Cos., Inc.	136,567	14,712,363
Crane Co.	11,881	983,272
		15,695,635

TOTAL INDUSTRIAL		169,073,501

Retail (3.04%)
Industrial Services (3.04%)
MSC Industrial Direct Co., Inc., Class A	197,137	16,458,968

TOTAL RETAIL		16,458,968

Technology (7.91%)
Computers (2.79%)
Avast PLC(a)	4,015,539	15,081,439

Software (5.12%)
ACI Worldwide, Inc.(a)	551,909	16,314,430
Lectra	489,056	11,391,399
		27,705,829

TOTAL TECHNOLOGY		42,787,268

TOTAL COMMON STOCKS (Cost $469,407,828)		511,055,721

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.25%)
Money Market Fund (5.25%)
Dreyfus Treasury Cash Management	2.273%	28,362,345	28,362,345

TOTAL SHORT TERM INVESTMENTS (Cost $28,362,345)			28,362,345

TOTAL INVESTMENTS (99.79%) (Cost $497,770,173)			$539,418,066

Other Assets In Excess Of Liabilities (0.21%)			1,139,660

NET ASSETS (100.00%)			$540,557,726

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Financial Statements

January 31, 2019 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2019:

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,221,414,095	$–	$–	$1,221,414,095
Short Term Investments	20,823,726	–	–	20,823,726
TOTAL	$1,242,237,821	$–	$–	$1,242,237,821

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$511,055,721	$–	$–	$511,055,721
Short Term Investments	28,362,345	–	–	28,362,345
TOTAL	$539,418,066	$–	$–	$539,418,066

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

January 31, 2019 (Unaudited)

For the nine months ended January 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 1, 2019

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	April 1, 2019